Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 7.2% )
a
Value
Basic Materials (0.2%)
Arsenal AIC Parent, LLC, Term
Loan
$ 239,264
9.883%,  (TSFR1M +
4.500%), 8/18/2030
b
$ 238,565
Grinding Media, Inc., Term Loan
262,038
9.530%,  (TSFR1M +
4.000%), 10/12/2028
b,c
259,418
INEOS US Petrochem, LLC, Term
Loan
696,255
8.181%,  (TSFR1M +
2.750%), 1/29/2026
b
692,426
Lummus Technology Holdings V,
LLC, Term Loan
239,440
8.931%,  (TSFR1M +
3.500%), 6/30/2027
b
238,621
Nouryon USA, LLC, Term Loan
619,773
8.427%,  (TSFR3M +
3.000%), 10/1/2025
b
618,738
Spectrum Group Buyer, Inc., Term
Loan
235,972
11.953%,  (TSFR1M +
6.500%), 5/19/2028
b
226,709
Total 2,274,477
Capital Goods (0.7%)
Ali Group North America
Corporation, Term Loan
347,115
7.431%,  (TSFR1M +
2.000%), 7/22/2029
b
346,633
Brookfield WEC Holdings, Inc.,
Term Loan
569,148
8.181%,  (TSFR1M +
2.750%), 8/1/2025
b
568,487
BW Holding, Inc., Term Loan
247,073
9.573%,  (TSFR1M +
4.000%), 12/14/2028
b
221,219
Chart Industries, Inc., Term Loan
231,918
9.174%,  (TSFR1M +
3.750%), 3/17/2030
b,c
231,918
Charter Next Generation, Inc.,
Term Loan
693,119
9.181%,  (TSFR1M +
3.750%), 12/1/2027
b
686,188
Clydesdale Acquisition Holdings,
Inc., Term Loan
659,323
9.591%,  (TSFR1M +
4.175%), 4/13/2029
b
649,625
Cornerstone Building Brands, Inc.,
Term Loan
665,679
8.682%,  (TSFR1M +
3.250%), 4/12/2028
b
647,792
Emerald Debt Merger Sub, LLC,
Term Loan
512,516
8.316%,  (TSFR1M +
3.000%), 5/31/2030
b
511,558
Foley Products Company, LLC,
Term Loan
211,996
10.290%,  (SOFRRATE +
4.750%), 2/16/2029
b
210,891
Proampac PG Borrower, LLC, Term
Loan
367,550
0.000%,  (TSFR1M +
4.500%), 9/26/2028
b,d,e
365,161
Principal
Amount Bank Loans (7.2%)
a
Value
Capital Goods (0.7%) - continued
Quikrete Holdings, Inc., Term Loan
$ 232,584
8.056%,  (TSFR1M +
2.625%), 1/31/2027
b
$ 232,002
524,103
8.181%,  (TSFR1M +
2.750%), 3/18/2029
b
523,804
Smyrna Ready Mix Concrete, LLC,
Term Loan
493,566
9.666%,  (TSFR1M +
4.250%), 4/1/2029
b,c
494,183
TK Elevator U.S. Newco, Inc., Term
Loan
390,075
9.381%,  (TSFR6M +
3.500%), 7/31/2027
b
388,905
TransDigm, Inc., Term Loan
1,102,062
8.640%,  (TSFR1M +
3.250%), 8/24/2028
b
1,101,886
Vertiv Group Corporation, Term
Loan
382,071
8.192%,  (TSFR1M +
2.750%), 3/2/2027
b
381,254
Total 7,561,506
Communications Services (1.0%)
Altice France SA/France, Term
Loan
797,912
10.808%,  (TSFR1M +
5.500%), 8/31/2028
b
720,315
CCI Buyer, Inc., Term Loan
306,853
9.390%,  (TSFR3M +
4.000%), 12/17/2027
b
302,443
Cengage Learning, Inc., Term
Loan
254,552
10.323%,  (TSFR3M +
4.750%), 7/14/2026
b
253,024
Charter Communications
Operating, LLC, Term Loan
959,010
7.116%,  (TSFR3M +
1.750%), 2/1/2027
b
957,457
Clear Channel Outdoor Holdings,
Inc., Term Loan
712,949
9.130%,  (TSFR3M +
3.500%), 8/23/2026
b
691,261
CMG Media Corporation, Term
Loan
487,500
0.000%,  (LIBOR 3M +
3.500%), 12/17/2026
b,d,e
444,844
Crown Subsea Communications
Holding, Inc., Term Loan
234,460
10.444%,  (TSFR1M +
5.000%), 4/27/2027
b
234,851
354,433
10.694%,  (TSFR1M +
5.250%), 4/27/2027
b
355,319
CSC Holdings, LLC, Term Loan
371,438
7.947%,  (LIBOR 1M +
2.500%), 4/15/2027
b
335,531
DIRECTV Financing, LLC, Term
Loan
865,529
10.431%,  (TSFR1M +
5.000%), 8/2/2027
b
844,851
Intelsat Jackson Holdings SA,
Term Loan
464,688
9.772%,  (TSFR6M +
4.250%), 2/1/2029
b
463,211

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (7.2%)
a
Value
Communications Services (1.0%) - continued
Level 3 Financing, Inc., Term Loan
$ 401,000
7.181%,  (TSFR1M +
1.750%), 3/1/2027
b
$ 378,043
Lumen Technologies, Inc., Term
Loan
491,739
7.681%,  (TSFR1M +
2.250%), 3/15/2027
b
349,277
McGraw-Hill Education, Inc., Term
Loan
480,000
10.181%,  (LIBOR 1M +
4.750%), 7/30/2028
b,d,e
469,699
MH Sub I, LLC, Term Loan
610,386
9.566%,  (TSFR1M +
4.250%), 5/3/2028
b
589,688
NEP Group, Inc., Term Loan
254,477
8.681%,  (TSFR1M +
3.250%), 10/20/2025
b
245,413
Playtika Holding Corporation, Term
Loan
306,853
8.181%,  (TSFR1M +
2.750%), 3/11/2028
b
306,279
Radiate Holdco, LLC, Term Loan
512,242
8.681%,  (TSFR1M +
3.250%), 9/25/2026
b
417,775
RLG Holdings, LLC, Term Loan
247,071
9.681%,  (TSFR1M +
4.250%), 7/8/2028
b
231,629
SBA Senior Finance II, LLC, Term
Loan
349,433
7.170%,  (TSFR1M +
1.750%), 4/11/2025
b,d,e
349,073
UPC Financing Partnership, Term
Loan
235,000
8.372%,  (TSFR1M +
2.925%), 1/31/2029
b
231,181
Virgin Media Bristol, LLC, Term
Loan
583,000
7.947%,  (TSFR1M +
2.500%), 1/31/2028
b
565,586
Zayo Group Holdings, Inc., Term
Loan
492,320
8.431%,  (TSFR1M +
3.000%), 3/9/2027
b
400,901
Ziggo Financing Partnership, Term
Loan
394,000
7.947%,  (TSFR1M +
2.500%), 4/30/2028
b
384,477
Total 10,522,128
Consumer Cyclical (1.3%)
1011778 B.C., ULC, Term Loan
953,589
7.566%,  (TSFR1M +
2.250%), 9/21/2030
b
949,422
AlixPartners, LLP, Term Loan
437,902
8.181%,  (TSFR1M +
2.750%), 2/4/2028
b
437,245
Allied Universal Holdco, LLC, Term
Loan
951,293
9.166%,  (TSFR1M +
3.750%), 5/14/2028
b
917,455
Alterra Mountain Company, Term
Loan
299,939
8.931%,  (TSFR1M +
3.500%), 8/17/2028
b
298,941
Principal
Amount Bank Loans (7.2%)
a
Value
Consumer Cyclical (1.3%) - continued
Arches Buyer, Inc., Term Loan
$ 165,296
8.666%,  (TSFR1M +
3.250%), 12/6/2027
b
$ 161,577
Caesars Entertainment, Inc., Term
Loan
601,975
8.666%,  (TSFR1M +
3.250%), 2/6/2030
b
601,602
Carnival Corporation, Term Loan
519,386
8.327%,  (TSFR1M +
3.000%), 8/8/2027
b
517,439
147,499
8.681%,  (TSFR1M +
3.250%), 10/18/2028
b
146,577
Cinemark USA, Inc., Term Loan
272,167
9.089%,  (TSFR1M +
3.750%), 5/24/2030
b
271,544
Clarios Global, LP, Term Loan
550,725
9.066%,  (TSFR1M +
3.750%), 5/4/2030
b
549,007
Delta 2 Lux SARL, Term Loan
568,000
8.316%,  (TSFR1M +
3.000%), 1/15/2030
b
567,432
Ensemble RCM, LLC, Term Loan
232,788
9.219%,  (TSFR1M +
3.750%), 8/1/2026
b
232,871
Fertitta Entertainment, LLC/NV,
Term Loan
232,638
9.316%,  (TSFR1M +
4.000%), 1/27/2029
b
230,021
First Brands Group, LLC, Term
Loan
312,596
10.881%,  (TSFR6M +
5.000%), 3/30/2027
b
307,906
GoDaddy Operating Company,
LLC, Term Loan
375,170
7.816%,  (TSFR1M +
2.500%), 11/10/2029
b
375,286
Great Outdoors Group, LLC, Term
Loan
531,576
9.181%,  (TSFR1M +
3.750%), 3/5/2028
b
529,774
Harbor Freight Tools USA, Inc.,
Term Loan
473,350
8.181%,  (TSFR1M +
2.750%), 10/19/2027
b
469,260
IRB Holding Corporation, Term
Loan
548,821
8.416%,  (TSFR1M +
3.000%), 12/15/2027
b
546,285
Light & Wonder International, Inc.,
Term Loan
577,155
8.434%,  (TSFR1M +
3.000%), 4/14/2029
b
576,434
Petco Health & Wellness
Company, Inc., Term Loan
251,190
8.902%,  (TSFR3M +
3.250%), 3/4/2028
b
248,051
PetSmart, LLC, Term Loan
750,576
9.166%,  (TSFR1M +
3.750%), 2/12/2028
b
747,491
Pilot Travel Centers, LLC, Term
Loan
642,780
7.416%,  (TSFR1M +
2.000%), 8/6/2028
b
641,630

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (7.2%)
a
Value
Consumer Cyclical (1.3%) - continued
Prime Security Services Borrower,
LLC, Term Loan
$ 764,479
8.192%,  (TSFR1M +
2.750%), 9/23/2026
b
$ 763,095
Scientific Games Holdings, LP,
Term Loan
390,060
8.768%,  (TSFR1M +
3.500%), 4/4/2029
b
387,458
Staples, Inc., Term Loan
375,221
10.634%,  (LIBOR 3M +
5.000%), 4/12/2026
b
321,159
Stars Group Holdings BV, Term
Loan
224,707
7.902%,  (TSFR3M +
2.250%), 7/21/2026
b
224,404
Uber Technologies, Inc., Term
Loan
290,028
8.159%,  (TSFR1M +
2.750%), 3/3/2030
b
289,764
UFC Holdings, LLC, Term Loan
374,903
8.369%,  (TSFR3M +
2.750%), 4/29/2026
b
374,307
Total 12,683,437
Consumer Non-Cyclical (1.2%)
AI Aqua Merger Sub, Inc., Term
Loan
748,737
9.084%,  (TSFR1M +
3.750%), 7/30/2028
b
740,434
Alltech, Inc., Term Loan
232,097
9.431%,  (TSFR1M +
4.000%), 10/15/2028
b
223,684
Amneal Pharmaceuticals, LLC,
Term Loan
561,011
8.931%,  (TSFR1M +
3.500%), 5/4/2025
b
549,791
Bausch + Lomb Corporation, Term
Loan
599,925
8.755%,  (TSFR1M +
3.250%), 5/10/2027
b
582,263
269,699
0.000%,  (TSFR1M +
4.000%), 9/14/2028
b,c,d,e
265,991
Chobani, LLC, Term Loan
239,552
8.931%,  (TSFR1M +
3.500%), 10/23/2027
b
239,327
DaVita, Inc., Term Loan
192,576
7.181%,  (TSFR1M +
1.750%), 8/12/2026
b
190,049
Elanco Animal Health, Inc., Term
Loan
302,705
7.180%,  (TSFR1M +
1.750%), 8/1/2027
b
296,609
Froneri U.S., Inc., Term Loan
583,964
7.666%,  (TSFR3M +
2.250%), 1/31/2027
b
579,117
Gainwell Acquisition Corporation,
Term Loan
871,083
9.490%,  (TSFR3M +
4.000%), 10/1/2027
b
848,487
ICON Luxembourg SARL, Term
Loan
607,415
7.902%,  (TSFR3M +
2.250%), 7/1/2028
b
606,930
Principal
Amount Bank Loans (7.2%)
a
Value
Consumer Non-Cyclical (1.2%) - continued
Jazz Financing Lux SARL, Term
Loan
$ 756,412
8.931%,  (TSFR1M +
3.500%), 5/5/2028
b
$ 755,678
LifePoint Health, Inc., Term Loan
246,258
0.000%,  (TSFR1M +
5.500%), 11/16/2028
b,c,d,e
238,870
822,904
9.377%,  (TSFR3M +
3.750%), 11/16/2025
b,d,e
820,163
Medline Borrower, LP, Term Loan
1,385,930
8.681%,  (TSFR1M +
3.250%), 10/21/2028
b
1,381,356
Organon & Company, Term Loan
696,513
8.442%,  (TSFR1M +
3.000%), 6/2/2028
b
694,423
Packaging Coordinators Midco,
Inc., Term Loan
234,198
9.152%,  (TSFR3M +
3.500%), 11/30/2027
b
232,955
Phoenix Newco, Inc., Term Loan
574,285
8.681%,  (TSFR1M +
3.250%), 11/15/2028
b
569,719
PRA Health Sciences, Inc., Term
Loan
151,338
7.902%,  (TSFR3M +
2.250%), 7/1/2028
b
151,217
Reynolds Consumer Products,
LLC, Term Loan
436,078
7.166%,  (TSFR1M +
1.750%), 2/4/2027
b
435,337
Select Medical Corporation, Term
Loan
385,035
8.316%,  (TSFR1M +
3.000%), 3/6/2027
b
383,591
Sotera Health Holdings, LLC, Term
Loan
522,600
8.181%,  (TSFR1M +
2.750%), 12/11/2026
b
517,243
Star Parent, Inc., Term Loan
562,400
0.000%,  (TSFR1M +
4.000%), 9/28/2030
b,d,e
549,200
Total 11,852,434
Energy (0.2%)
Buckeye Partners, LP, Term Loan
382,071
7.666%,  (TSFR1M +
2.250%), 11/1/2026
b
381,498
CQP Holdco, LP, Term Loan
764,067
8.990%,  (TSFR1M +
3.500%), 6/4/2028
b
763,891
GIP II Blue Holding, LP, Term Loan
132,393
9.931%,  (TSFR3M +
4.500%), 9/29/2028
b
132,558
GIP III Stetson I, LP, Term Loan
209,538
9.666%,  (TSFR1M +
4.250%), 7/18/2025
b
209,320
Oryx Midstream Services Permian
Basin, LLC, Term Loan
180,596
8.692%,  (TSFR3M +
3.250%), 10/5/2028
b
180,315
Total 1,667,582

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (7.2%)
a
Value
Financials (0.6%)
Acrisure, LLC, Term Loan
$ 359,277
8.931%,  (LIBOR 1M +
3.500%), 2/15/2027
b
$ 353,758
Alliant Holdings Intermediate, LLC,
Term Loan
149,476
8.831%,  (TSFR1M +
3.500%), 11/6/2027
b
149,149
AmWINS Group, Inc., Term Loan
577,070
7.681%,  (TSFR1M +
2.250%), 2/19/2028
b
573,071
Asurion, LLC, Term Loan
389,000
8.681%,  (LIBOR 3M +
3.250%), 12/23/2026
b
380,247
337,172
8.681%,  (TSFR3M +
3.250%), 7/31/2027
b
325,371
180,566
9.666%,  (TSFR1M +
4.250%), 8/19/2028
b
175,149
Edelman Financial Engines Center,
LLC, Term Loan
157,390
8.931%,  (TSFR1M +
3.500%), 4/7/2028
b
155,541
First Eagle Holdings, Inc., Term
Loan
157,321
7.990%,  (TSFR3M +
2.500%), 2/2/2027
b
155,804
FleetCor Technologies Operating
Company, LLC, Term  Loan
306,864
7.166%,  (TSFR1M +
1.750%), 4/30/2028
b
305,538
Focus Financial Partners, LLC,
Term Loan
267,970
8.566%,  (TSFR1M +
3.250%), 6/30/2028
b
267,040
Howden Group Holdings, Ltd.,
Term Loan
157,382
8.688%,  (LIBOR 1M +
3.250%), 11/12/2027
b
156,713
HUB International, Ltd., Term Loan
741,000
9.584%,  (TSFR1M +
4.250%), 6/20/2030
b
742,238
Hudson River Trading, LLC, Term
Loan
165,305
8.631%,  (TSFR1M +
3.000%), 3/18/2028
b
164,095
Jane Street Group, LLC, Term
Loan
306,845
8.181%,  (TSFR1M +
2.750%), 1/26/2028
b
305,694
Osaic Holdings, Inc., Term Loan
139,405
9.816%,  (TSFR1M +
4.500%), 8/16/2028
b
139,188
Sedgwick Claims Management
Services, Inc., Term Loan
268,152
9.066%,  (TSFR1M +
3.750%), 2/24/2028
b
267,450
Trans Union, LLC, Term Loan
477,045
7.681%,  (TSFR1M +
2.250%), 12/1/2028
b
476,392
USI, Inc./NY, Term Loan
569,250
9.140%,  (TSFR1M +
3.750%), 11/22/2029
b
568,379
Principal
Amount Bank Loans (7.2%)
a
Value
Financials (0.6%) - continued
VFH Parent, LLC, Term Loan
$ 232,650
8.418%,  (TSFR1M +
3.000%), 1/13/2029
b
$ 230,565
Total 5,891,382
Technology (1.5%)
Amentum Government Services
Holdings, LLC, Term  Loan
382,130
9.331%,  (TSFR1M +
4.000%), 2/15/2029
b
376,161
AthenaHealth Group, Inc., Term
Loan
1,058,325
8.568%,  (PRIME + 3.250%),
2/15/2029
b,d,e
1,036,830
Boxer Parent Company, Inc., Term
Loan
583,111
9.181%,  (TSFR1M +
3.750%), 10/2/2025
b
582,225
Central Parent, Inc., Term Loan
683,832
9.640%,  (TSFR3M +
4.250%), 7/6/2029
b
683,463
Cloud Software Group, Inc., Term
Loan
630,217
9.990%,  (TSFR3M +
4.500%), 3/30/2029
b
605,140
Coherent Corporation, Term Loan
352,863
8.181%,  (TSFR3M +
2.750%), 7/1/2029
b
351,321
CommScope, Inc., Term Loan
241,940
8.681%,  (TSFR1M +
3.250%), 4/4/2026
b
220,287
CoreLogic, Inc., Term Loan
309,630
8.931%,  (TSFR1M +
3.500%), 6/2/2028
b
285,504
Cornerstone OnDemand, Inc.,
Term Loan
419,739
9.181%,  (TSFR1M +
3.750%), 10/15/2028
b
398,227
Dcert Buyer, Inc., Term Loan
464,190
9.316%,  (TSFR6M +
4.000%), 10/16/2026
b
460,657
Dun & Bradstreet Corporation,
Term Loan
457,166
8.167%,  (TSFR1M +
2.750%), 2/8/2026
b
456,165
Entegris, Inc., Term Loan
325,799
7.871%,  (TSFR3M +
2.500%), 7/6/2029
b
325,698
Gen Digital, Inc., Term Loan
442,049
7.416%,  (TSFR1M +
2.000%), 9/12/2029
b
440,281
Genesys Cloud Services Holdings
II, LLC, Term Loan
383,053
9.431%,  (TSFR1M +
4.000%), 12/1/2027
b
383,053
GTCR W Merger Sub, LLC, Term
Loan
780,000
0.000%,  (TSFR1M +
3.000%), 9/20/2030
b,d,e
779,431
Informatica, LLC, Term Loan
382,121
8.181%,  (TSFR1M +
2.750%), 10/29/2028
b
380,451

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (7.2%)
a
Value
Technology (1.5%) - continued
Magenta Buyer, LLC, Term Loan
$ 412,848
10.631%,  (TSFR3M +
5.000%), 7/27/2028
b
$ 305,966
McAfee Corporation, Term Loan
787,030
9.180%,  (TSFR1M +
3.750%), 3/1/2029
b
767,598
Mitchell International, Inc., Term
Loan
479,136
9.181%,  (TSFR1M +
3.750%), 10/15/2028
b
470,612
MKS Instruments, Inc., Term Loan
689,040
8.166%,  (TSFR1M +
2.750%), 8/17/2029
b
687,931
Open Text Corporation, Term Loan
592,523
8.166%,  (TSFR1M +
2.750%), 1/31/2030
b
592,256
Peraton Corporation, Term Loan
1,188,105
9.166%,  (TSFR1M +
3.750%), 2/1/2028
b
1,184,398
Polaris Newco, LLC, Term Loan
688,970
9.431%,  (TSFR3M +
4.000%), 6/4/2028
b
658,703
Proofpoint, Inc., Term Loan
509,811
8.681%,  (TSFR1M +
3.250%), 8/31/2028
b
505,065
RealPage, Inc., Term Loan
390,020
8.431%,  (TSFR1M +
3.000%), 4/22/2028
b
385,145
Tempo Acquisition, LLC, Term
Loan
374,206
8.316%,  (TSFR1M +
2.750%), 8/31/2028
b
374,206
UKG, Inc., Term Loan
816,688
8.618%,  (TSFR3M +
3.250%), 5/3/2026
b
813,715
Verscend Holding Corporation,
Term Loan
562,248
9.431%,  (TSFR1M +
4.000%), 8/27/2025
b
561,646
Total 15,072,135
Transportation (0.4%)
AAdvantage Loyalty IP, Ltd., Term
Loan
883,760
10.338%,  (TSFR3M +
4.750%), 4/20/2028
b
909,389
Air Canada, Term Loan
726,550
9.128%,  (TSFR3M +
3.500%), 8/11/2028
b
726,397
Apple Bidco, LLC, Term Loan
252,814
8.181%,  (TSFR1M +
2.750%), 9/23/2028
b
250,791
Brown Group Holding, LLC, Term
Loan
306,646
8.166%,  (TSFR1M +
2.750%), 6/7/2028
b
303,516
Genesee & Wyoming, Inc., Term
Loan
381,767
7.490%,  (TSFR3M +
2.000%), 12/30/2026
b
380,931
SkyMiles IP, Ltd., Term Loan
694,869
9.076%,  (TSFR3M +
3.750%), 10/20/2027
b
718,932
Principal
Amount Bank Loans (7.2%)
a
Value
Transportation (0.4%) - continued
United Airlines, Inc., Term Loan
$ 870,935
9.182%,  (TSFR3M +
3.750%), 4/21/2028
b
$ 871,136
Total 4,161,092
Utilities (0.1%)
PG&E Corporation, Term Loan
561,551
8.431%,  (TSFR1M +
3.000%), 6/23/2025
b
561,164
Talen Energy Supply, LLC, Term
Loan
259,350
9.877%,  (TSFR1M +
4.500%), 5/17/2030
b
260,162
Total 821,326
Total Bank Loans
(cost $72,407,644) 72,507,499
Principal
Amount Long-Term Fixed Income ( 64.5% ) Value
Asset-Backed Securities (5.8%)
510 Asset Backed Trust
800,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
680,820
1,145,568
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
1,047,207
775,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
662,409
720 East CLO I, Ltd.
1,700,000
9.576%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,f
1,712,944
Affirm Asset Securitization Trust
1,150,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
f
1,125,473
1,500,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
f
1,490,286
1,250,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
f
1,251,581
Anchorage Capital CLO 21, Ltd.
1,225,000
7.988%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
b,f
1,204,219
Ares XL CLO, Ltd.
1,200,000
8.370%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
1,174,645
Babson CLO, Ltd.
2,900,000
8.488%,  (TSFR3M +
3.162%), 7/20/2029, Ser.
2018-3A, Class D
b,f
2,876,759
Barings CLO, Ltd.
600,000
8.738%,  (TSFR3M +
3.412%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
588,867
Benefit Street Partners CLO II, Ltd.
1,000,000
7.470%,  (TSFR3M +
2.162%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,f
999,966
Business Jet Securities, LLC
150,868
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
141,443
1,083,083
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
1,012,559

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (64.5%) Value
Asset-Backed Securities (5.8%) - continued
CarVal CLO VIII-C, Ltd.
$ 1,000,000
8.346%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
b,f
$ 1,005,671
CarVal CLO, Ltd.
1,700,000
9.034%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,f
1,632,558
Cascade Funding Mortgage Trust,
LLC
1,523,995
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
b,f
1,458,780
Dewolf Park CLO, Ltd.
1,000,000
8.420%,  (TSFR3M +
3.112%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
960,961
Dryden 36 Senior Loan Fund
1,025,000
7.620%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
1,009,258
FirstKey Homes Trust
1,400,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
f
1,271,453
Harley Marine Financing, LLC
1,668,945
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
1,663,318
Invesco CLO, Ltd.
250,000
7.257%,  (TSFR3M +
1.912%), 10/22/2034, Ser.
2021-3A, Class B
b,f
245,328
Longfellow Place CLO, Ltd.
2,000,000
7.870%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
1,994,444
Madison Park Funding XVIII, Ltd.
1,725,000
7.495%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
b,f
1,684,378
Neuberger Berman CLO, Ltd.
1,650,000
8.570%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
1,571,514
OZLM VIII, Ltd.
1,400,000
7.220%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
b,f
1,388,016
Pagaya AI Technology in Housing
Trust
1,700,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
f
1,601,029
PPM CLO 6, Ltd.
1,500,000
9.826%,  (TSFR3M +
4.500%), 1/20/2031, Ser.
2022-6A, Class C
b,f
1,498,727
Preston Ridge Partners Mortgage
Trust, LLC
425,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
f,g
346,433
Pretium Mortgage Credit Partners,
LLC
1,900,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
1,716,245
182,190
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
f,g
177,029
Principal
Amount Long-Term Fixed Income (64.5%) Value
Asset-Backed Securities (5.8%) - continued
$ 1,250,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
$ 993,312
1,300,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
1,040,559
Progress Residential Trust
2,350,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
2,137,391
Renaissance Home Equity Loan
Trust
1,429,635
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
g
566,108
Saxon Asset Securities Trust
567,623
2.869%,  8/25/2035, Ser.
2004-2, Class MF2
b
471,020
Sculptor CLO, Ltd.
950,000
7.988%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
b,f
934,348
Silver Point CLO 2, Ltd.
1,800,000
7.782%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
b,f
1,810,134
Stanwich Mortgage Loan
Company, LLC
799,445
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
f,g
728,516
Stratus CLO, Ltd.
1,450,000
8.376%,  (TSFR3M +
3.050%), 10/20/2031, Ser.
2022-3A, Class B
b,f
1,453,753
Unlock HEA Trust
1,550,000
7.000%,  10/25/2038, Ser.
2023-1, Class A
e,f
1,462,726
Upstart Securitization Trust
780,198
6.590%,  2/20/2033, Ser.
2023-1, Class A
f
778,610
446,584
6.770%,  6/20/2033, Ser.
2023-2, Class A
f
445,953
VCAT Asset Securitization, LLC
350,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
315,344
Vericrest Opportunity Loan
Transferee
1,250,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
994,672
1,550,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
1,178,046
1,100,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
826,816
325,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
245,734
1,675,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
1,265,151
400,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
301,380
Whitebox CLO III, Ltd.
1,225,000
7.770%,  (TSFR3M +
2.462%), 10/15/2034, Ser.
2021-3A, Class C
b,f
1,210,201
Whitebox CLO IV, Ltd.
1,250,000
7.380%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
b,f
1,243,586

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (64.5%) Value
Asset-Backed Securities (5.8%) - continued
Wind River CLO, Ltd.
$ 950,000
7.588%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
$ 943,840
Total 58,541,520
Basic Materials (1.0%)
Anglo American Capital plc
200,000 3.875%,  3/16/2029
f
179,220
ATI, Inc.
268,000 7.250%,  8/15/2030 265,990
ATI, Inc., Convertible
248,000 3.500%,  6/15/2025 666,996
Cascades, Inc./Cascades USA,
Inc.
285,000 5.125%,  1/15/2026
f
272,817
Chemours Company
465,000 5.750%,  11/15/2028
f
403,573
Cleveland-Cliffs, Inc.
317,000 5.875%,  6/1/2027
h
301,724
210,000 4.625%,  3/1/2029
f
182,924
Consolidated Energy Finance SA
665,000 5.625%,  10/15/2028
f
549,456
Ecolab, Inc.
174,000 2.125%,  2/1/2032 136,456
EIDP, Inc.
160,000 4.500%,  5/15/2026 155,844
First Quantum Minerals, Ltd.
611,000 6.875%,  10/15/2027
f
586,180
FMC Corporation
135,000 5.150%,  5/18/2026 131,157
Glencore Funding, LLC
196,000 4.000%,  3/27/2027
f
183,976
259,000 6.125%,  10/6/2028
e,f
258,555
120,000 6.375%,  10/6/2030
e,f
119,677
Hecla Mining Company
160,000 7.250%,  2/15/2028 154,799
Hudbay Minerals, Inc.
370,000 4.500%,  4/1/2026
f
346,163
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
298,000 9.000%,  7/1/2028
f
281,446
International Flavors & Fragrances,
Inc.
201,000 1.230%,  10/1/2025
f
180,176
Mineral Resources, Ltd.
74,000 9.250%,  10/1/2028
f
74,740
Mosaic Company
300,000 4.050%,  11/15/2027 281,600
Novelis Corporation
150,000 3.250%,  11/15/2026
f
133,965
210,000 4.750%,  1/30/2030
f
181,744
150,000 3.875%,  8/15/2031
f
119,788
Nutrien, Ltd.
273,000 4.000%,  12/15/2026 258,745
OCI NV
264,000 4.625%,  10/15/2025
f
249,600
Olin Corporation
534,000 5.125%,  9/15/2027 499,295
Peabody Energy Corporation,
Convertible
242,000 3.250%,  3/1/2028
h
364,815
Principal
Amount Long-Term Fixed Income (64.5%) Value
Basic Materials (1.0%) - continued
SCIL IV, LLC/SCIL USA Holdings,
LLC
$ 450,000 5.375%,  11/1/2026
f
$ 411,173
SNF Group SACA
392,000 3.375%,  3/15/2030
f
316,384
SunCoke Energy, Inc.
435,000 4.875%,  6/30/2029
f
369,630
Taseko Mines, Ltd.
310,000 7.000%,  2/15/2026
f
289,580
Unifrax Escrow Issuer Corporation
358,000 5.250%,  9/30/2028
f
254,948
United States Steel Corporation
468,000 6.875%,  3/1/2029 460,070
United States Steel Corporation,
Convertible
282,000 5.000%,  11/1/2026 694,566
Westlake Corporation
130,000 3.600%,  8/15/2026 122,803
Total 10,440,575
Capital Goods (2.0%)
Advanced Drainage Systems, Inc.
282,000 6.375%,  6/15/2030
f
270,847
Amcor Finance USA, Inc.
136,000 5.625%,  5/26/2033 130,583
Amphenol Corporation
126,000 4.750%,  3/30/2026 123,757
ARD Finance SA
138,000 6.500%,  6/30/2027
f
104,113
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
240,000 5.250%,  8/15/2027
f
200,279
206,000 5.250%,  8/15/2027
f
171,906
Boeing Company
366,000 4.875%,  5/1/2025 359,711
222,000 2.196%,  2/4/2026 203,837
197,000 3.250%,  3/1/2028 177,032
293,000 5.150%,  5/1/2030 279,961
Bombardier, Inc.
224,000 7.125%,  6/15/2026
f
217,025
424,000 7.875%,  4/15/2027
f
413,717
146,000 6.000%,  2/15/2028
f
132,451
Brand Industrial Services, Inc.
128,000 10.375%,  8/1/2030
f
128,197
Builders FirstSource, Inc.
250,000 5.000%,  3/1/2030
f
222,902
Canpack SA/Canpack US, LLC
459,000 3.125%,  11/1/2025
f
423,419
Carrier Global Corporation
265,000 2.722%,  2/15/2030 220,845
Chart Industries, Inc.
446,000 7.500%,  1/1/2030
f
448,444
Chart Industries, Inc., Convertible
289,000 1.000%,  11/15/2024 839,256
Clydesdale Acquisition Holdings,
Inc.
58,000 6.625%,  4/15/2029
f
53,928
116,000 8.750%,  4/15/2030
f
99,488
Cornerstone Building Brands, Inc.
298,000 6.125%,  1/15/2029
f
225,912
Covanta Holding Corporation
296,000 4.875%,  12/1/2029
f
242,838

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (64.5%) Value
Capital Goods (2.0%) - continued
CP Atlas Buyer, Inc.
$ 340,000 7.000%,  12/1/2028
f
$ 266,606
Crown Cork & Seal Company, Inc.
377,000 7.375%,  12/15/2026 382,655
Emerald Debt Merger Sub, LLC
407,000 6.625%,  12/15/2030
f
391,809
Fluor Corporation, Convertible
771,000 1.125%,  8/15/2029
f
796,828
GFL Environmental, Inc.
311,000 4.000%,  8/1/2028
f
271,741
403,000 3.500%,  9/1/2028
f
346,947
Greenbrier Companies, Inc.,
Convertible
515,000 2.875%,  4/15/2028 485,130
H&E Equipment Services, Inc.
669,000 3.875%,  12/15/2028
f
571,255
Herc Holdings, Inc.
330,000 5.500%,  7/15/2027
f
312,066
Howmet Aerospace, Inc.
205,000 6.750%,  1/15/2028 206,430
960,000 3.000%,  1/15/2029 812,601
Huntington Ingalls Industries, Inc.
196,000 4.200%,  5/1/2030 177,258
Ingersoll Rand, Inc.
68,000 5.700%,  8/14/2033 65,628
John Deere Capital Corporation
136,000 5.150%,  9/8/2026 135,571
143,000 4.950%,  7/14/2028 141,025
281,000 2.800%,  7/18/2029 247,499
141,000 4.700%,  6/10/2030 135,591
144,000 3.900%,  6/7/2032 129,728
67,000 5.150%,  9/8/2033 65,519
Kaman Corporation, Convertible
206,000 3.250%,  5/1/2024 199,964
L3Harris Technologies, Inc.
144,000 5.400%,  1/15/2027 142,747
Mauser Packaging Solutions
Holding Company
212,000 9.250%,  4/15/2027
f
185,306
MIWD Holdco II, LLC
226,000 5.500%,  2/1/2030
f
186,731
Mueller Water Products, Inc.
249,000 4.000%,  6/15/2029
f
216,855
Nesco Holdings II, Inc.
445,000 5.500%,  4/15/2029
f
390,488
New Enterprise Stone and Lime
Company, Inc.
509,000 5.250%,  7/15/2028
f
456,711
Northrop Grumman Corporation
63,000 4.700%,  3/15/2033 58,818
OI European Group BV
473,000 4.750%,  2/15/2030
f
411,442
Otis Worldwide Corporation
230,000 2.056%,  4/5/2025 217,141
Owens-Brockway Glass Container,
Inc.
216,000 6.625%,  5/13/2027
f
210,575
Pactiv Evergreen Group
305,000 4.375%,  10/15/2028
f
264,636
Parker-Hannifin Corporation
141,000 4.250%,  9/15/2027 134,709
Patrick Industries, Inc., Convertible
205,000 1.750%,  12/1/2028 193,417
Principal
Amount Long-Term Fixed Income (64.5%) Value
Capital Goods (2.0%) - continued
PGT Innovations, Inc.
$ 408,000 4.375%,  10/1/2029
f
$ 376,210
Republic Services, Inc.
131,000 3.950%,  5/15/2028 122,961
Roller Bearing Company of
America, Inc.
336,000 4.375%,  10/15/2029
f
289,015
Sealed Air Corporation
373,000 6.125%,  2/1/2028
f
361,258
Silgan Holdings, Inc.
179,000 4.125%,  2/1/2028 160,142
SRM Escrow Issuer, LLC
504,000 6.000%,  11/1/2028
f
465,424
Textron, Inc.
196,000 3.650%,  3/15/2027 182,998
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
160,000 7.750%,  4/15/2026
f
156,800
TransDigm, Inc.
250,000 6.250%,  3/15/2026
f
245,645
1,319,000 5.500%,  11/15/2027 1,235,045
Triumph Group, Inc.
382,000 9.000%,  3/15/2028
f
377,724
United Rentals North America, Inc.
310,000 4.000%,  7/15/2030 264,189
Veralto Corporation
139,000 5.350%,  9/18/2028
f
137,428
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 58,075
Waste Management, Inc.
147,000 4.875%,  2/15/2029 143,737
Waste Pro USA, Inc.
185,000 5.500%,  2/15/2026
f
172,749
Total 19,651,275
Collateralized Mortgage Obligations (4.9%)
A&D Mortgage Trust
986,195
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
f,g
984,924
Alternative Loan Trust
560,910
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 306,325
Banc of America Alternative Loan
Trust
540,954
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 452,104
Banc of America Mortgage
Securities Trust
421,268
5.499%,  9/25/2035, Ser.
2005-H, Class 3A1
b
379,458
Bear Stearns Adjustable Rate
Mortgage Trust
93,007
7.670%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
86,331
CAFL Issuer, LLC
1,350,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
1,247,724
CHL Mortgage Pass-Through Trust
413,529
4.063%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
393,444
917,413
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 365,084

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (64.5%) Value
Collateralized Mortgage Obligations (4.9%) -
continued
CHNGE Mortgage Trust
$ 1,409,703
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
$ 1,294,277
1,501,314
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,f
1,452,403
1,645,772
6.525%,  6/25/2058, Ser.
2023-2, Class A1
f,g
1,615,997
892,251
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
f,g
858,617
1,185,710
7.100%,  7/25/2058, Ser.
2023-3, Class A1
f,g
1,179,091
1,030,962
6.000%,  10/25/2057, Ser.
2022-4, Class A1
f,g
1,003,509
CIM Trust
1,547,619
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
f,g
1,535,426
Citigroup Mortgage Loan Trust,
Inc.
103,338
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 89,159
987,125
4.259%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
842,277
Countrywide Alternative Loan Trust
473,376
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 378,601
242,719
3.784%,  10/25/2035, Ser.
2005-43, Class 4A1
b
195,806
163,214
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 124,684
Countrywide Home Loan
Mortgage Pass Through Trust
485,740
3.728%,  11/25/2035, Ser.
2005-22, Class 2A1
b
386,767
Credit Suisse Mortgage Trust
846,383
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,f
826,104
591,381
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
467,944
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
747,883
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 648,714
322,422
3.604%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
279,973
Eagle RE, Ltd.
1,550,000
9.265%,  (SOFR30A +
3.950%), 9/26/2033, Ser.
2023-1, Class M1B
b,e,f
1,550,000
Federal Home Loan Mortgage
Corporation
1,651,327
3.500%,  8/15/2035, Ser.
345, Class C8
i
178,396
Federal Home Loan Mortgage
Corporation - REMIC
2,992,487
4.000%,  1/25/2051, Ser.
5249, Class LA 2,823,217
1,901,665
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 1,415,195
6,291,285
1.500%,  12/25/2050, Ser.
5107, Class IO
i
522,457
178,684
2.500%,  5/15/2027, Ser.
4106, Class HI
i
3,325
798,758
3.000%,  5/15/2027, Ser.
4046, Class GI
i
25,125
Principal
Amount Long-Term Fixed Income (64.5%) Value
Collateralized Mortgage Obligations (4.9%) -
continued
$ 788,244
3.000%,  7/15/2027, Ser.
4084, Class NI
i
$ 28,952
1,129,204
3.000%,  7/15/2027, Ser.
4074, Class IO
i
42,810
424,329
2.500%,  2/15/2028, Ser.
4162, Class AI
i
15,103
855,568
2.500%,  2/15/2028, Ser.
4161, Class UI
i
30,175
1,375,690
2.500%,  3/15/2028, Ser.
4177, Class EI
i
51,626
1,418,808
3.500%,  10/15/2032, Ser.
4119, Class KI
i
138,772
960,243
3.000%,  2/15/2033, Ser.
4170, Class IG
i
81,728
1,503,171
3.000%,  4/15/2033, Ser.
4203, Class DI
i
75,994
Federal National Mortgage
Association - REMIC
1,617,360
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,541,065
3,272,108
4.000%,  7/25/2052, Ser.
2022-37, Class PE 3,077,903
1,337,158
3.000%,  7/25/2027, Ser.
2012-73, Class DI
i
43,893
896,724
3.000%,  7/25/2027, Ser.
2012-74, Class AI
i
30,315
1,621,647
3.000%,  8/25/2027, Ser.
2012-95, Class HI
i
42,784
865,744
3.500%,  9/25/2027, Ser.
2012-98, Class YI
i
32,560
2,565,998
3.000%,  11/25/2027, Ser.
2012-121, Class BI
i
102,427
1,910,443
3.000%,  12/25/2027, Ser.
2012-139, Class DI
i
70,043
639,383
2.500%,  1/25/2028, Ser.
2012-152, Class AI
i
22,078
1,701,544
3.000%,  1/25/2028, Ser.
2012-147, Class EI
i
56,062
566,234
2.500%,  2/25/2028, Ser.
2013-46, Class CI
i
15,581
582,192
3.000%,  2/25/2028, Ser.
2013-2, Class GI
i
23,221
364,686
3.000%,  4/25/2028, Ser.
2013-30, Class DI
i
15,086
1,113,992
3.000%,  11/25/2031, Ser.
2013-69, Class IO
i
30,359
1,299,361
3.000%,  2/25/2033, Ser.
2013-1, Class YI
i
111,035
1,438,068
4.500%,  1/25/2046, Ser.
2022-68, Class BA 1,390,049
First Horizon Alternative Mortgage
Securities Trust
189,014
6.392%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
176,520
171,577
6.038%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
154,552
Flagstar Mortgage Trust
538,192
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
446,758
GCAT Trust
774,926
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
f,g
750,609

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (64.5%) Value
Collateralized Mortgage Obligations (4.9%) -
continued
Genworth Mortgage Insurance
Corporation
$ 344,413
7.215%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
$ 344,872
GMAC Mortgage Corporation
Loan Trust
332,677
3.530%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
269,307
Government National Mortgage
Association
237,046
4.000%,  1/16/2027, Ser.
2012-3, Class IO
i
6,435
GS Mortgage-Backed Securities
Trust
1,111,628
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
b,f
1,073,546
Home RE, Ltd.
1,350,000
8.815%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
1,376,049
IndyMac IMJA Mortgage Loan
Trust
948,377
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 414,121
J.P. Morgan Mortgage Trust
791,536
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
615,608
1,247,133
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
b,f
1,185,264
82,062
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 80,467
409,415
4.198%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
308,361
Merrill Lynch Alternative Note
Asset Trust
897,482
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 340,566
MortgageIT Trust
1,819,944
5.894%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
1,458,952
PRKCM Trust
1,708,051
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
f
1,697,652
Residential Accredit Loans, Inc.
Trust
467,138
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 385,560
312,538
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 234,127
575,441
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 449,732
Residential Asset Securitization
Trust
502,101
3.785%,  1/25/2034, Ser.
2004-IP1, Class A1
b
456,910
Residential Funding Mortgage
Security I Trust
390,147
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 290,185
ROC Securities Trust Series
1,400,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
1,362,205
Principal
Amount Long-Term Fixed Income (64.5%) Value
Collateralized Mortgage Obligations (4.9%) -
continued
Sequoia Mortgage Trust
$ 486,614
3.482%,  9/20/2046, Ser.
2007-1, Class 4A1
b
$ 330,597
Structured Adjustable Rate
Mortgage Loan Trust
202,268
4.570%,  7/25/2035, Ser.
2005-15, Class 4A1
b
169,857
TVC Mortgage Trust
1,500,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
f
1,494,962
Verus Securitization Trust
1,291,607
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
1,046,872
1,351,049
6.560%,  12/25/2067, Ser.
2023-1, Class A2
f,g
1,340,096
WaMu Mortgage Pass-Through
Certificates
163,057
4.639%,  5/25/2033, Ser.
2003-AR4, Class A7
b
155,503
Washington Mutual Mortgage
Pass-Through Certificates
326,261
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 259,840
Total 49,658,164
Commercial Mortgage-Backed Securities (0.7%)
BANK5 2023-5YR1
2,000,000
6.625%,  4/15/2056, Ser.
2023-5YR1, Class AS
b
1,971,586
BBCMS Mortgage Trust
1,794,762
0.839%,  2/15/2055, Ser.
2022-C14, Class XA
b,i
71,315
5,987,272
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
b,i
451,668
BFLD Trust
1,250,000
7.147%,  (TSFR1M +
1.814%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
735,953
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,000,000
4.200%,  5/25/2033, Ser.
K-157, Class A2
j
919,737
MSWF Commercial Mortgage Trust
1,325,000
5.752%,  5/15/2033, Ser.
2023-1, Class A5 1,305,039
SCOTT Trust
1,000,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
f
969,294
Silver Hill Trust
343,765
3.102%,  11/25/2049, Ser.
2019-1, Class A1
b,f
323,661
Total 6,748,253
Communications Services (2.4%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
359,000 10.500%,  2/15/2028
f
205,337
Altice Financing SA
180,000 5.750%,  8/15/2029
f
147,516
Altice France SA/France
130,000 8.125%,  2/1/2027
f
115,284

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (64.5%) Value
Communications Services (2.4%) - continued
$ 485,000 5.125%,  7/15/2029
f
$ 344,789
410,000 5.500%,  10/15/2029
f
294,837
AMC Networks, Inc.
180,000 5.000%,  4/1/2024 177,514
557,000 4.250%,  2/15/2029 341,773
American Tower Corporation
260,000 4.400%,  2/15/2026 251,729
135,000 1.450%,  9/15/2026 118,973
191,000 5.500%,  3/15/2028 187,388
136,000 5.800%,  11/15/2028 134,976
196,000 3.800%,  8/15/2029 174,344
AT&T, Inc.
407,000 4.300%,  2/15/2030 370,615
136,000 5.400%,  2/15/2034 127,282
Bell Telephone Company of
Canada
134,000 5.100%,  5/11/2033 125,265
Cable One, Inc., Convertible
784,000 1.125%,  3/15/2028 583,296
CCO Holdings, LLC/CCO Holdings
Capital Corporation
125,000 5.500%,  5/1/2026
f
120,740
620,000 5.125%,  5/1/2027
f
577,664
255,000 5.000%,  2/1/2028
f
231,575
214,000 6.375%,  9/1/2029
f
199,548
16,000 4.750%,  3/1/2030
f
13,431
695,000 4.500%,  8/15/2030
f
570,465
291,000 4.250%,  2/1/2031
f
231,647
375,000 4.750%,  2/1/2032
f
300,000
360,000 4.250%,  1/15/2034
f
265,060
Cengage Learning, Inc.
18,000 9.500%,  6/15/2024
f
18,015
CenterPoint Energy, Inc.,
Convertible
17,200 3.369%,  9/15/2029 693,676
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
139,000 4.908%,  7/23/2025 135,824
196,000 5.050%,  3/30/2029 183,212
Cimpress plc
270,000 7.000%,  6/15/2026 252,696
Clear Channel Outdoor Holdings,
Inc.
81,000 7.500%,  6/1/2029
f,h
61,935
Clear Channel Worldwide
Holdings, Inc.
637,000 5.125%,  8/15/2027
f
565,651
Comcast Corporation
156,000 2.350%,  1/15/2027 141,293
326,000 3.400%,  4/1/2030 287,554
Connect Finco SARL/Connect US
Finco, LLC
230,000 6.750%,  10/1/2026
f
214,520
Crown Castle, Inc.
218,000 2.900%,  3/15/2027 197,730
CSC Holdings, LLC
760,000 5.375%,  2/1/2028
f
618,725
460,000 6.500%,  2/1/2029
f
381,081
84,000 4.125%,  12/1/2030
f
59,448
Deutsche Telekom International
Finance BV
368,000 8.750%,  6/15/2030 421,523
Principal
Amount Long-Term Fixed Income (64.5%) Value
Communications Services (2.4%) - continued
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
$ 676,000 5.875%,  8/15/2027
f
$ 597,706
DISH DBS Corporation
153,000 5.875%,  11/15/2024 142,411
184,000 5.250%,  12/1/2026
f
156,373
145,000 7.375%,  7/1/2028 91,363
50,000 5.750%,  12/1/2028
f
38,437
234,000 5.125%,  6/1/2029 129,725
DISH Network Corporation
256,000 11.750%,  11/15/2027
f
257,911
Frontier Communications
Holdings, LLC
450,000 5.875%,  10/15/2027
f
409,261
178,000 6.750%,  5/1/2029
f,h
136,949
109,000 8.750%,  5/15/2030
f
103,493
GCI, LLC
352,000 4.750%,  10/15/2028
f
303,600
Gray Escrow II, Inc.
581,000 5.375%,  11/15/2031
f
380,228
Gray Television, Inc.
370,000 4.750%,  10/15/2030
f
245,114
Hughes Satellite Systems
Corporation
200,000 6.625%,  8/1/2026 171,000
Iliad Holding SASU
544,000 6.500%,  10/15/2026
f
511,095
Lamar Media Corporation
238,000 3.625%,  1/15/2031 193,818
LCPR Senior Secured Financing
DAC
297,000 6.750%,  10/15/2027
f
272,795
Level 3 Financing, Inc.
585,000 4.625%,  9/15/2027
f
420,713
202,000 4.250%,  7/1/2028
f
125,853
213,000 10.500%,  5/15/2030
f
214,403
McGraw-Hill Education, Inc.
298,000 5.750%,  8/1/2028
f
257,100
28,000 8.000%,  8/1/2029
f
24,290
Meta Platforms, Inc.
131,000 4.600%,  5/15/2028 128,146
135,000 4.800%,  5/15/2030 131,495
News Corporation
427,000 3.875%,  5/15/2029
f
367,220
NTT Finance Corporation
156,000 1.162%,  4/3/2026
f
140,023
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
194,000 6.250%,  6/15/2025
f
190,067
162,000 4.625%,  3/15/2030
f,h
127,350
Paramount Global
315,000 6.375%,  3/30/2062
b
247,404
129,000 4.750%,  5/15/2025 125,469
Playtika Holding Corporation
357,000 4.250%,  3/15/2029
f
298,095
Radiate Holdco, LLC/Radiate
Finance, Inc.
210,000 6.500%,  9/15/2028
f
110,250
Rogers Communications, Inc.
250,000 5.250%,  3/15/2082
b,f
221,070
Scripps Escrow II, Inc.
165,000 3.875%,  1/15/2029
f
124,086

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (64.5%) Value
Communications Services (2.4%) - continued
Sirius XM Radio, Inc.
$ 495,000 5.000%,  8/1/2027
f
$ 452,133
275,000 4.000%,  7/15/2028
f
234,731
Sprint Capital Corporation
263,000 6.875%,  11/15/2028 271,547
208,000 8.750%,  3/15/2032 240,624
TEGNA, Inc.
547,000 4.625%,  3/15/2028 473,155
Telecom Italia Capital SA
136,000 6.000%,  9/30/2034 113,394
Telecom Italia SPA/Milano
186,000 5.303%,  5/30/2024
f
182,873
Telesat Canada/Telesat, LLC
205,000 4.875%,  6/1/2027
f
132,842
75,000 6.500%,  10/15/2027
f
38,250
T-Mobile USA, Inc.
151,000 3.500%,  4/15/2025 145,701
275,000 3.375%,  4/15/2029 241,873
United States Cellular Corporation
330,000 6.700%,  12/15/2033 320,925
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
570,000 4.750%,  4/15/2028
f
465,452
Univision Communications, Inc.
414,000 6.625%,  6/1/2027
f
385,569
Verizon Communications, Inc.
260,000 2.100%,  3/22/2028 223,324
196,000 3.150%,  3/22/2030 167,294
346,000 2.550%,  3/21/2031 275,497
311,000 2.355%,  3/15/2032 237,280
Vodafone Group plc
300,000 7.000%,  4/4/2079
b
297,962
VTR Finance NV
250,000 6.375%,  7/15/2028
f
93,309
VZ Secured Financing BV
373,000 5.000%,  1/15/2032
f
293,012
Walt Disney Company
130,000 3.800%,  3/22/2030 117,918
Warnermedia Holdings, Inc.
148,000 3.638%,  3/15/2025 142,745
348,000 4.054%,  3/15/2029 310,054
YPSO Finance BIS SA
189,000 10.500%,  5/15/2027
f
117,876
Total 23,813,584
Consumer Cyclical (3.5%)
1011778 B.C., ULC/New Red
Finance, Inc.
560,000 4.375%,  1/15/2028
f
504,755
Adient Global Holdings, Ltd.
240,000 4.875%,  8/15/2026
f
226,354
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
195,000 6.625%,  7/15/2026
f
184,770
379,000 6.000%,  6/1/2029
f
282,540
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
300,000 4.625%,  6/1/2028
f
250,008
260,000 4.625%,  6/1/2028
f
215,851
Allison Transmission, Inc.
244,000 3.750%,  1/30/2031
f
197,250
Principal
Amount Long-Term Fixed Income (64.5%) Value
Consumer Cyclical (3.5%) - continued
Amazon.com, Inc.
$ 131,000 1.500%,  6/3/2030 $ 103,709
274,000 4.700%,  12/1/2032 261,607
American Axle & Manufacturing,
Inc.
581,000 6.500%,  4/1/2027 551,619
American Honda Finance
Corporation
135,000 4.600%,  4/17/2030 128,055
Arko Corporation
255,000 5.125%,  11/15/2029
f
205,668
Ashton Woods USA, LLC/Ashton
Woods Finance Company
240,000 4.625%,  8/1/2029
f
202,527
200,000 4.625%,  4/1/2030
f
163,719
Best Buy Company, Inc.
131,000 1.950%,  10/1/2030 102,143
Bloomin' Brands, Inc., Convertible
87,000 5.000%,  5/1/2025 190,476
Booking Holdings, Inc.,
Convertible
259,000 0.750%,  5/1/2025 432,530
Boyd Gaming Corporation
370,000 4.750%,  6/15/2031
f
314,861
Boyne USA, Inc.
163,000 4.750%,  5/15/2029
f
142,569
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
271,000 6.250%,  9/15/2027
f
243,987
Burlington Stores, Inc., Convertible
425,000 2.250%,  4/15/2025 411,995
Caesars Entertainment, Inc.
505,000 6.250%,  7/1/2025
f
498,088
120,000 8.125%,  7/1/2027
f
120,572
408,000 4.625%,  10/15/2029
f
345,600
Carnival Corporation
206,000 7.625%,  3/1/2026
f
200,393
634,000 5.750%,  3/1/2027
f
573,912
174,000 4.000%,  8/1/2028
f
150,871
Cedar Fair, LP
494,000 5.250%,  7/15/2029
h
429,336
Churchill Downs, Inc.
245,000 4.750%,  1/15/2028
f
221,000
179,000 6.750%,  5/1/2031
f
169,155
Cinemark USA, Inc.
501,000 5.875%,  3/15/2026
f,h
481,021
Clarios Global, LP/Clarios US
Finance Company, Inc.
185,000 8.500%,  5/15/2027
f,h
184,469
550,000 6.750%,  5/15/2028
f
536,937
Cracker Barrel Old Country Store,
Inc., Convertible
21,000 0.625%,  6/15/2026 17,338
D.R. Horton, Inc.
75,000 2.600%,  10/15/2025 70,177
Daimler Trucks Finance North
America, LLC
150,000 5.400%,  9/20/2028
f
147,211
Expedia Group, Inc.
229,000 3.250%,  2/15/2030 193,689
Expedia Group, Inc., Convertible
840,000 Zero Coupon,  2/15/2026 729,792

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (64.5%) Value
Consumer Cyclical (3.5%) - continued
Ford Motor Company
$ 1,041,000 3.250%,  2/12/2032 $ 802,261
385,000 6.100%,  8/19/2032
h
362,636
Ford Motor Company, Convertible
946,000 Zero Coupon,  3/15/2026 929,445
Ford Motor Credit Company, LLC
208,000 2.300%,  2/10/2025 195,097
920,000 4.134%,  8/4/2025 872,237
600,000 2.700%,  8/10/2026 535,419
250,000 2.900%,  2/10/2029 205,174
Forestar Group, Inc.
330,000 3.850%,  5/15/2026
f
299,538
General Motors Company
196,000 6.800%,  10/1/2027 200,021
General Motors Financial
Company, Inc.
311,000 3.950%,  4/13/2024 306,835
158,000 1.200%,  10/15/2024 150,170
199,000 2.900%,  2/26/2025 189,859
149,000 2.750%,  6/20/2025 140,267
220,000 5.800%,  6/23/2028 214,923
270,000 5.700%,  9/30/2030
b,k
230,744
Goodyear Tire & Rubber Company
250,000 5.000%,  7/15/2029 215,330
Guitar Center Escrow Issuer II, Inc.
122,000 8.500%,  1/15/2026
f,h
105,958
Hanesbrands, Inc.
352,000 4.875%,  5/15/2026
f,h
322,700
Hilton Domestic Operating
Company, Inc.
488,000 4.875%,  1/15/2030 444,118
174,000 3.625%,  2/15/2032
f
140,278
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
283,000 5.000%,  6/1/2029
f
245,487
Home Depot, Inc.
214,000 3.250%,  4/15/2032 183,602
Hyatt Hotels Corporation
141,000 5.750%,  1/30/2027 140,096
Hyundai Capital America
85,000 5.500%,  3/30/2026
f
83,885
196,000 3.000%,  2/10/2027
f
177,575
134,000 2.100%,  9/15/2028
f
111,183
International Game Technology plc
510,000 5.250%,  1/15/2029
f
469,971
Jacobs Entertainment, Inc.
228,000 6.750%,  2/15/2029
f
202,350
Jaguar Land Rover Automotive plc
470,000 5.500%,  7/15/2029
f
401,848
KB Home
360,000 4.800%,  11/15/2029 316,800
Kohl's Corporation
125,000 4.625%,  5/1/2031 84,005
L Brands, Inc.
575,000 6.625%,  10/1/2030
f
539,068
130,000 6.875%,  11/1/2035 116,101
Lennar Corporation
148,000 4.750%,  5/30/2025 144,787
Light & Wonder International, Inc.
377,000 7.250%,  11/15/2029
f
369,460
Principal
Amount Long-Term Fixed Income (64.5%) Value
Consumer Cyclical (3.5%) - continued
Live Nation Entertainment, Inc.,
Convertible
$ 515,000 2.000%,  2/15/2025 $ 524,509
648,000 3.125%,  1/15/2029
f
671,976
Lowe's Companies, Inc.
330,000 4.500%,  4/15/2030 307,926
Macy's Retail Holdings, LLC
365,000 5.875%,  4/1/2029
f,h
319,590
Marriott International, Inc./MD
124,000 4.900%,  4/15/2029 118,228
198,000 4.625%,  6/15/2030 182,389
Marriott Vacations Worldwide
Corporation, Convertible
382,000 Zero Coupon,  1/15/2026 334,441
404,000 3.250%,  12/15/2027
f
352,490
Mattamy Group Corporation
324,000 5.250%,  12/15/2027
f
295,693
McDonald's Corporation
136,000 4.950%,  8/14/2033 129,728
Mercedes-Benz Finance North
America, LLC
191,000 1.450%,  3/2/2026
f
173,169
150,000 5.200%,  8/3/2026
f
148,484
Michaels Companies, Inc.
277,000 5.250%,  5/1/2028
f,h
221,074
NCL Corporation, Ltd.
162,000 3.625%,  12/15/2024
f
155,571
120,000 5.875%,  3/15/2026
f
110,789
240,000 5.875%,  2/15/2027
f
228,232
Nissan Motor Company, Ltd.
156,000 3.522%,  9/17/2025
f
147,335
162,000 4.345%,  9/17/2027
f
147,874
202,000 4.810%,  9/17/2030
f
174,224
Nordstrom, Inc.
142,000 4.375%,  4/1/2030
h
109,241
201,000 4.250%,  8/1/2031
h
145,770
O'Reilly Automotive, Inc.
196,000 3.900%,  6/1/2029 180,459
PENN Entertainment, Inc.
370,000 4.125%,  7/1/2029
f
302,358
PetSmart, Inc./PetSmart Finance
Corporation
480,000 4.750%,  2/15/2028
f
420,210
303,000 7.750%,  2/15/2029
f
282,362
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
545,000 5.750%,  4/15/2026
f
528,742
328,000 6.250%,  1/15/2028
f,h
303,783
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
460,000 5.750%,  1/15/2029
f
332,557
Royal Caribbean Cruises, Ltd.
64,000 11.500%,  6/1/2025
f
67,560
788,000 4.250%,  7/1/2026
f
722,510
77,000 9.250%,  1/15/2029
f
81,346
142,000 7.250%,  1/15/2030
f
140,735
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
48,000 6.625%,  3/1/2030
f
41,400
SeaWorld Parks and
Entertainment, Inc.
270,000 5.250%,  8/15/2029
f
237,168
Six Flags Theme Parks, Inc.
121,000 7.000%,  7/1/2025
f
120,693

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (64.5%) Value
Consumer Cyclical (3.5%) - continued
Staples, Inc.
$ 328,000 7.500%,  4/15/2026
f
$ 269,729
219,000 10.750%,  4/15/2027
f,h
128,564
Station Casinos, LLC
304,000 4.625%,  12/1/2031
f
243,164
Tapestry, Inc.
134,000 3.050%,  3/15/2032 98,165
Target Corporation
266,000 2.350%,  2/15/2030 222,305
Tenneco, Inc.
268,000 8.000%,  11/17/2028
f
218,085
Toyota Motor Credit Corporation
143,000 4.700%,  1/12/2033 135,128
Tractor Supply Company
136,000 5.250%,  5/15/2033 128,419
Tripadvisor, Inc.
90,000 7.000%,  7/15/2025
f
89,829
Uber Technologies, Inc.
270,000 6.250%,  1/15/2028
f
264,024
Uber Technologies, Inc.,
Convertible
651,000 Zero Coupon,  12/15/2025 607,328
Vail Resorts, Inc., Convertible
684,000 Zero Coupon,  1/1/2026 601,920
VICI Properties, LP/VICI Note
Company, Inc.
486,000 5.750%,  2/1/2027
f
470,481
Viking Cruises, Ltd.
579,000 5.875%,  9/15/2027
f
528,453
Volkswagen Group of America
Finance, LLC
306,000 4.250%,  11/13/2023
f
305,358
74,000 3.350%,  5/13/2025
f
70,914
Wabash National Corporation
409,000 4.500%,  10/15/2028
f
344,526
Walmart, Inc.
195,000 4.000%,  4/15/2030 183,143
Wyndham Hotels & Resorts, Inc.
195,000 4.375%,  8/15/2028
f
175,146
Yum! Brands, Inc.
421,000 4.750%,  1/15/2030
f
378,151
ZF North America Capital, Inc.
242,000 7.125%,  4/14/2030
f
237,107
Total 35,296,337
Consumer Non-Cyclical (2.9%)
1375209 B.C., Ltd.
297,000 9.000%,  1/30/2028
f
293,576
Abbott Laboratories
410,000 1.400%,  6/30/2030 325,755
AbbVie, Inc.
440,000 3.600%,  5/14/2025 425,239
AdaptHealth, LLC
216,000 4.625%,  8/1/2029
f
165,781
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
537,000 4.625%,  1/15/2027
f
507,045
434,000 3.500%,  3/15/2029
f
370,022
Amgen, Inc.
196,000 5.150%,  3/2/2028 192,765
332,000 5.250%,  3/2/2030 324,360
Principal
Amount Long-Term Fixed Income (64.5%) Value
Consumer Non-Cyclical (2.9%) - continued
Anheuser-Busch InBev Worldwide,
Inc.
$ 286,000 4.000%,  4/13/2028 $ 270,638
261,000 4.750%,  1/23/2029 253,056
Archer-Daniels-Midland Company
133,000 4.500%,  8/15/2033 123,627
AstraZeneca Finance, LLC
306,000 1.750%,  5/28/2028 261,924
B&G Foods, Inc.
292,000 5.250%,  4/1/2025 286,546
179,000 5.250%,  9/15/2027 149,907
196,000 8.000%,  9/15/2028
f
196,267
BAT Capital Corporation
172,000 6.343%,  8/2/2030 169,416
140,000 7.750%,  10/19/2032 147,880
Bausch & Lomb Escrow
Corporation
74,000 8.375%,  10/1/2028
f
74,220
Bausch Health Companies, Inc.
162,000 5.500%,  11/1/2025
f
143,469
713,000 4.875%,  6/1/2028
f
405,473
94,000 11.000%,  9/30/2028
f
63,774
Becton, Dickinson and Company
134,000 4.693%,  2/13/2028 129,910
196,000 2.823%,  5/20/2030 165,013
BellRing Brands, Inc.
250,000 7.000%,  3/15/2030
f
246,165
BioMarin Pharmaceutical, Inc.,
Convertible
573,000 1.250%,  5/15/2027
h
567,614
Bio-Rad Laboratories, Inc.
220,000 3.300%,  3/15/2027 202,760
Cargill, Inc.
289,000 2.125%,  11/10/2031
f
225,076
Catalent Pharma Solutions, Inc.
270,000 3.125%,  2/15/2029
f,h
221,453
Central Garden & Pet Company
460,000 4.125%,  10/15/2030 383,508
Cheplapharm Arzneimittel GmbH
60,000 5.500%,  1/15/2028
f
54,440
Chobani, LLC/Chobani Finance
Corporation, Inc.
418,000 4.625%,  11/15/2028
f
368,668
CHS/Community Health Systems,
Inc.
298,000 5.625%,  3/15/2027
f
255,599
148,000 8.000%,  12/15/2027
f
138,010
402,000 6.000%,  1/15/2029
f
324,648
100,000 5.250%,  5/15/2030
f
76,018
174,000 4.750%,  2/15/2031
f
123,143
Cigna Group
208,000 2.400%,  3/15/2030 170,792
Constellation Brands, Inc.
261,000 3.150%,  8/1/2029 228,670
87,000 4.900%,  5/1/2033 80,746
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
496,000 4.750%,  1/15/2029
f
447,278
97,000 6.625%,  7/15/2030
f
94,705
CVS Health Corporation
120,000 5.000%,  2/20/2026 118,137
102,000 4.300%,  3/25/2028 96,534
120,000 5.125%,  2/21/2030 115,419

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (64.5%) Value
Consumer Non-Cyclical (2.9%) - continued
$ 136,000 5.300%,  6/1/2033 $ 128,814
Diageo Capital plc
148,000 2.000%,  4/29/2030 120,065
Edgewell Personal Care Company
260,000 5.500%,  6/1/2028
f
240,175
Eli Lilly & Company
265,000 4.700%,  2/27/2033 255,106
Embecta Corporation
134,000 6.750%,  2/15/2030
f
109,545
Encompass Health Corporation
544,000 4.500%,  2/1/2028 495,648
Energizer Holdings, Inc.
445,000 4.375%,  3/31/2029
f
371,375
Envista Holdings Corporation,
Convertible
87,000 1.750%,  8/15/2028 80,127
Fortrea Holdings, Inc.
108,000 7.500%,  7/1/2030
f
105,086
General Mills, Inc.
53,000 4.950%,  3/29/2033 49,660
Gilead Sciences, Inc.
131,000 5.250%,  10/15/2033 127,778
Grifols SA
378,000 4.750%,  10/15/2028
f
322,287
HLF Financing SARL, LLC/
Herbalife International, Inc.
588,000 4.875%,  6/1/2029
f
417,480
Imperial Brands Finance plc
164,000 3.125%,  7/26/2024
f
159,819
Integer Holdings Corporation,
Convertible
577,000 2.125%,  2/15/2028
f
626,910
Jazz Investments I, Ltd.,
Convertible
682,000 2.000%,  6/15/2026 694,361
Jazz Securities DAC
239,000 4.375%,  1/15/2029
f
208,380
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
127,000 6.750%,  3/15/2034
f
123,570
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
348,000 2.500%,  1/15/2027 307,395
165,000 3.625%,  1/15/2032 131,375
Kenvue, Inc.
265,000 5.350%,  3/22/2026
f
264,371
57,000 5.000%,  3/22/2030
f
55,534
Keurig Dr. Pepper, Inc.
160,000 3.200%,  5/1/2030 137,980
Kraft Heinz Foods Company
147,000 3.875%,  5/15/2027 138,485
134,000 6.750%,  3/15/2032 141,511
Kroger Company
130,000 4.500%,  1/15/2029 123,490
Lamb Weston Holdings, Inc.
259,000 4.125%,  1/31/2030
f
221,483
Legacy LifePoint Health, LLC
162,000 4.375%,  2/15/2027
f
139,320
LifePoint Health, Inc.
151,000 11.000%,  10/15/2030
f
151,000
Principal
Amount Long-Term Fixed Income (64.5%) Value
Consumer Non-Cyclical (2.9%) - continued
Mattel, Inc.
$ 430,000 3.375%,  4/1/2026
f
$ 397,621
McKesson Corporation
148,000 0.900%,  12/3/2025 133,707
197,000 1.300%,  8/15/2026 175,304
Medtronic Global Holdings SCA
127,000 4.500%,  3/30/2033 118,308
ModivCare Escrow Issuer, Inc.
134,000 5.000%,  10/1/2029
f
96,145
ModivCare, Inc.
107,000 5.875%,  11/15/2025
f
101,710
Mozart Debt Merger Sub, Inc.
362,000 3.875%,  4/1/2029
f
306,043
283,000 5.250%,  10/1/2029
f,h
244,596
Mylan, Inc.
96,000 4.200%,  11/29/2023 95,699
Nestle Holdings, Inc.
267,000 4.950%,  3/14/2030
f
262,291
Newell Brands, Inc.
334,000 4.700%,  4/1/2026 314,759
Organon & Company/Organon
Foreign Debt Co-Issuer BV
384,000 4.125%,  4/30/2028
f
333,661
223,000 5.125%,  4/30/2031
f
178,702
Owens & Minor, Inc.
366,000 6.625%,  4/1/2030
f,h
324,856
Perrigo Finance Unlimited
Company
392,000 4.375%,  3/15/2026 366,528
Pfizer Investment Enterprises Pte,
Ltd.
210,000 4.450%,  5/19/2026 205,151
135,000 4.750%,  5/19/2033 127,612
Philip Morris International, Inc.
395,000 4.875%,  2/13/2026 388,515
260,000 4.875%,  2/15/2028 251,882
140,000 5.625%,  11/17/2029 138,412
140,000 5.750%,  11/17/2032 136,601
Post Holdings, Inc.
330,000 4.500%,  9/15/2031
f
274,657
Post Holdings, Inc., Convertible
374,000 2.500%,  8/15/2027 370,821
Primo Water Holdings, Inc.
441,000 4.375%,  4/30/2029
f
377,055
Procter & Gamble Company
130,000 1.200%,  10/29/2030 100,623
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
162,000 9.750%,  12/1/2026
f
156,834
Roche Holdings, Inc.
140,000 1.930%,  12/13/2028
f
119,542
200,000 2.076%,  12/13/2031
f
157,817
Royalty Pharma plc
296,000 1.200%,  9/2/2025 268,990
Scotts Miracle-Gro Company
151,000 4.500%,  10/15/2029 123,446
SEG Holding, LLC
540,000 5.625%,  10/15/2028
f
541,350
Simmons Foods, Inc.
310,000 4.625%,  3/1/2029
f
254,301
Spectrum Brands, Inc.
310,000 5.000%,  10/1/2029
f
280,891

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (64.5%) Value
Consumer Non-Cyclical (2.9%) - continued
$ 200,000 5.500%,  7/15/2030
f
$ 181,340
Star Parent, Inc.
247,000 9.000%,  10/1/2030
f
249,594
Stryker Corporation
264,000 3.650%,  3/7/2028 246,299
Sysco Corporation
131,000 5.950%,  4/1/2030 132,085
Takeda Pharmaceutical Company,
Ltd.
291,000 5.000%,  11/26/2028 284,789
Teleflex, Inc.
318,000 4.250%,  6/1/2028
f
284,467
Tenet Healthcare Corporation
1,055,000 5.125%,  11/1/2027 981,820
374,000 6.125%,  10/1/2028 351,092
Teva Pharmaceutical Finance
Netherlands III BV
292,000 3.150%,  10/1/2026 260,251
Topgolf Callaway Brands
Corporation, Convertible
139,000 2.750%,  5/1/2026 144,212
TreeHouse Foods, Inc.
369,000 4.000%,  9/1/2028
h
299,351
Unilever Capital Corporation
175,000 5.000%,  12/8/2033 169,472
Winnebago Industries, Inc.,
Convertible
307,000 1.500%,  4/1/2025 343,226
Wyeth, LLC
326,000 6.500%,  2/1/2034 350,608
Zoetis, Inc.
202,000 5.600%,  11/16/2032 201,079
Total 28,637,291
Energy (2.7%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
96,000 5.375%,  6/15/2029
f
87,896
Antero Resources Corporation
139,000 5.375%,  3/1/2030
f
127,973
Archrock Partners, LP/Archrock
Partners Finance Corporation
530,000 6.250%,  4/1/2028
f
493,443
Baytex Energy Corporation
269,000 8.500%,  4/30/2030
f
272,181
BP Capital Markets America, Inc.
423,000 4.234%,  11/6/2028 402,214
187,000 4.812%,  2/13/2033 175,010
BP Capital Markets plc
495,000 4.875%,  3/22/2030
b,k
442,245
Buckeye Partners, LP
385,000 3.950%,  12/1/2026 345,726
Callon Petroleum Company
271,000 7.500%,  6/15/2030
f,h
262,755
Cheniere Energy Partners, LP
132,000 4.500%,  10/1/2029 119,522
133,000 3.250%,  1/31/2032 105,708
208,000 5.950%,  6/30/2033
f
200,610
Chesapeake Energy Corporation
204,000 6.750%,  4/15/2029
f
199,635
Chord Energy Corporation
203,000 6.375%,  6/1/2026
f
199,046
Principal
Amount Long-Term Fixed Income (64.5%) Value
Energy (2.7%) - continued
Civitas Resources, Inc.
$ 122,000 8.375%,  7/1/2028
f
$ 124,135
168,000 8.750%,  7/1/2031
f
171,607
CNX Resources Corporation
155,000 6.000%,  1/15/2029
f
144,836
CNX Resources Corporation,
Convertible
502,000 2.250%,  5/1/2026 907,616
Columbia Pipelines Holding
Company, LLC
143,000 6.055%,  8/15/2026
f
143,449
271,000 6.042%,  8/15/2028
f
269,626
Comstock Resources, Inc.
80,000 6.750%,  3/1/2029
f
73,591
252,000 5.875%,  1/15/2030
f
218,139
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
309,000 5.500%,  6/15/2031
f
273,882
Crescent Energy Finance, LLC
298,000 9.250%,  2/15/2028
f
304,243
CrownRock, LP/CrownRock
Finance, Inc.
243,000 5.625%,  10/15/2025
f
239,100
Diamond Foreign Asset Company/
Diamond Finance, LLC
98,000 8.500%,  10/1/2030
f
98,014
Diamondback Energy, Inc.
338,000 3.125%,  3/24/2031 281,548
DT Midstream, Inc.
201,000 4.125%,  6/15/2029
f
173,873
125,000 4.375%,  6/15/2031
f
105,114
Enbridge, Inc.
260,000 7.375%,  1/15/2083
b
247,252
263,000 7.625%,  1/15/2083
b
251,127
130,000 3.700%,  7/15/2027 120,852
66,000 5.700%,  3/8/2033 63,228
Enerflex, Ltd.
240,000 9.000%,  10/15/2027
f
237,000
Energy Transfer, LP
290,000 6.500%,  11/15/2026
b,k
266,467
196,000 3.750%,  5/15/2030 170,734
EnLink Midstream Partners, LP
406,000 4.850%,  7/15/2026 382,232
Enterprise Products Operating,
LLC
130,000 4.150%,  10/16/2028 121,879
280,000
8.619%,  (TSFR3M +
3.248%), 8/16/2077
b
276,595
EQM Midstream Partners, LP
742,000 4.750%,  1/15/2031
f
638,668
EQT Corporation, Convertible
278,000 1.750%,  5/1/2026 771,617
Ferrellgas, LP/Ferrellgas Finance
Corporation
282,000 5.375%,  4/1/2026
f
264,317
Genesis Energy LP/Genesis
Energy Finance Corporation
397,000 8.875%,  4/15/2030 387,626
Harvest Midstream, LP
509,000 7.500%,  9/1/2028
f
492,016
Hess Midstream Operations, LP
241,000 5.625%,  2/15/2026
f
232,866

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (64.5%) Value
Energy (2.7%) - continued
Hilcorp Energy I, LP/Hilcorp
Finance Company
$ 400,000 5.750%,  2/1/2029
f
$ 361,197
275,000 6.250%,  4/15/2032
f
244,516
Howard Midstream Energy
Partners, LLC
412,000 6.750%,  1/15/2027
f
391,400
ITT Holdings, LLC
435,000 6.500%,  8/1/2029
f
368,716
Laredo Petroleum, Inc.
455,000 7.750%,  7/31/2029
f
423,298
Marathon Oil Corporation
130,000 4.400%,  7/15/2027 122,275
MEG Energy Corporation
351,000 5.875%,  2/1/2029
f
327,790
MPLX, LP
325,000 1.750%,  3/1/2026 294,694
65,000 5.000%,  3/1/2033 59,230
Murphy Oil Corporation
280,000 5.875%,  12/1/2027 271,713
Nabors Industries, Ltd.
470,000 7.250%,  1/15/2026
f
454,138
National Fuel Gas Company
295,000 5.500%,  1/15/2026 290,123
New Fortress Energy, Inc.
180,000 6.750%,  9/15/2025
f
171,829
Noble Finance II, LLC
297,000 8.000%,  4/15/2030
f
300,884
Northern Oil and Gas, Inc.
270,000 8.750%,  6/15/2031
f
272,025
Northern Oil and Gas, Inc.,
Convertible
408,000 3.625%,  4/15/2029
f
503,998
Northriver Midstream Finance, LP
146,000 5.625%,  2/15/2026
f
139,131
NuStar Logistics, LP
218,000 5.750%,  10/1/2025 212,005
Occidental Petroleum Corporation
211,000 6.375%,  9/1/2028 212,574
ONEOK, Inc.
194,000 2.200%,  9/15/2025 180,520
140,000 5.550%,  11/1/2026 139,087
134,000 5.650%,  11/1/2028 132,264
Ovintiv, Inc.
100,000 5.650%,  5/15/2025 99,428
73,000 5.650%,  5/15/2028 71,404
137,000 6.250%,  7/15/2033 132,467
PBF Holding Company, LLC/PBF
Finance Corporation
197,000 6.000%,  2/15/2028 185,805
Permian Resources Operating,
LLC
221,000 7.000%,  1/15/2032
f
217,953
Permian Resources Operating,
LLC, Convertible
155,000 3.250%,  4/1/2028 365,893
Phillips 66 Company
195,000 4.950%,  12/1/2027 191,094
Pioneer Natural Resources
Company
195,000 1.900%,  8/15/2030 152,988
Principal
Amount Long-Term Fixed Income (64.5%) Value
Energy (2.7%) - continued
Pioneer Natural Resources
Company, Convertible
$ 248,000 0.250%,  5/15/2025 $ 607,451
Plains All American Pipeline, LP
150,000
9.736%,  (TSFR3M +
4.372%), 11/2/2023
b,k
141,548
Plains All American Pipeline, LP/
PAA Finance Corporation
317,000 4.650%,  10/15/2025 307,787
Precision Drilling Corporation
390,000 6.875%,  1/15/2029
f
369,409
Range Resources Corporation
217,000 4.750%,  2/15/2030
f
192,588
Rockcliff Energy II, LLC
287,000 5.500%,  10/15/2029
f
258,290
Rockies Express Pipeline, LLC
73,000 4.950%,  7/15/2029
f
65,021
Schlumberger Holdings
Corporation
81,000 4.300%,  5/1/2029
f
75,957
SM Energy Company
118,000 6.625%,  1/15/2027 115,640
185,000 6.500%,  7/15/2028 177,600
Southwestern Energy Company
227,000 5.375%,  3/15/2030 206,809
192,000 4.750%,  2/1/2032 164,791
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
134,000 5.875%,  3/1/2027 127,970
Suncor Energy, Inc.
131,000 7.150%,  2/1/2032 137,801
Sunoco, LP/Sunoco Finance
Corporation
200,000 5.875%,  3/15/2028 191,863
277,000 4.500%,  4/30/2030 239,874
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
494,000 5.500%,  1/15/2028
f
449,540
Targa Resources Partners, LP
359,000 4.875%,  2/1/2031 321,538
Teine Energy, Ltd.
250,000 6.875%,  4/15/2029
f
229,375
TransCanada Trust
600,000 5.875%,  8/15/2076
b
547,070
Transocean, Inc.
330,000 11.500%,  1/30/2027
f
346,088
141,550 8.750%,  2/15/2030
f
144,735
USA Compression Partners, LP/
USA Compression Finance
Corporation
387,000 6.875%,  4/1/2026 379,083
Valaris, Ltd.
268,000 8.375%,  4/30/2030
f
268,201
Venture Global Calcasieu Pass,
LLC
374,000 3.875%,  8/15/2029
f
314,713
170,000 6.250%,  1/15/2030
f
162,158
220,000 4.125%,  8/15/2031
f
180,537
Venture Global LNG, Inc.
549,000 8.375%,  6/1/2031
f
539,701
Weatherford International, Ltd.
409,000 8.625%,  4/30/2030
f
412,131

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (64.5%) Value
Energy (2.7%) - continued
Williams Companies, Inc.
$ 131,000 2.600%,  3/15/2031 $ 104,336
Total 26,957,257
Financials (7.7%)
Acrisure, LLC/Acrisure Finance,
Inc.
86,000 6.000%,  8/1/2029
f
72,270
AerCap Holdings NV
300,000 5.875%,  10/10/2079
b
291,742
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
121,000 3.150%,  2/15/2024 119,619
200,000 6.500%,  7/15/2025 200,231
150,000 6.100%,  1/15/2027 149,266
207,000 5.750%,  6/6/2028
h
202,233
362,000 3.000%,  10/29/2028 310,407
Air Lease Corporation
152,000 2.300%,  2/1/2025 143,981
270,000 4.650%,  6/15/2026
b,k
237,772
162,000 3.125%,  12/1/2030 131,911
Aircastle, Ltd.
274,000 5.250%,  6/15/2026
b,f,k
215,459
163,000 2.850%,  1/26/2028
f
138,303
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
207,000 6.750%,  10/15/2027
f
192,512
Ally Financial, Inc.
200,000 5.750%,  11/20/2025
h
194,271
525,000 4.700%,  5/15/2026
b,k
360,276
130,000 8.000%,  11/1/2031 131,253
78,000 6.700%,  2/14/2033 67,711
American Express Company
214,000 3.950%,  8/1/2025 207,016
255,000 3.550%,  9/15/2026
b,k
202,467
351,000 2.550%,  3/4/2027 316,468
American Homes 4 Rent, LP
157,000 2.375%,  7/15/2031 119,701
American International Group, Inc.
271,000 5.125%,  3/27/2033 252,155
AmWINS Group, Inc.
272,000 4.875%,  6/30/2029
f
238,334
Arbor Realty Trust, Inc.,
Convertible
230,000 7.500%,  8/1/2025
f
231,294
Ares Capital Corporation
76,000 4.250%,  3/1/2025 73,088
340,000 2.150%,  7/15/2026 298,302
Ares Capital Corporation,
Convertible
311,000 4.625%,  3/1/2024 315,471
Assurant, Inc.
193,000 6.100%,  2/27/2026 192,026
Australia & New Zealand Banking
Group, Ltd.
288,000 2.950%,  7/22/2030
b,f
267,349
Aviation Capital Group, LLC
131,000 4.875%,  10/1/2025
f
125,869
Avolon Holdings Funding, Ltd.
301,000 4.250%,  4/15/2026
f
282,909
BAC Capital Trust XIV
332,000
6.071%,  (TSFR3M +
0.662%), 10/18/2023
b,k
256,636
Principal
Amount Long-Term Fixed Income (64.5%) Value
Financials (7.7%) - continued
Banco Santander Mexico SA
$ 89,000 5.375%,  4/17/2025
f
$ 87,474
Banco Santander SA
110,000 4.750%,  11/12/2026
b,k
81,604
200,000 5.294%,  8/18/2027 193,375
200,000 4.175%,  3/24/2028
b
184,676
200,000 6.921%,  8/8/2033 191,097
Bank of America Corporation
325,000 4.200%,  8/26/2024 319,310
750,000 6.250%,  9/5/2024
b,k
737,875
160,000 3.458%,  3/15/2025
b
157,864
320,000 6.100%,  3/17/2025
b,k
313,355
373,000 1.319%,  6/19/2026
b
342,069
298,000 1.197%,  10/24/2026
b
269,479
325,000 6.125%,  4/27/2027
b,k
311,390
196,000 1.734%,  7/22/2027
b
173,687
278,000 4.376%,  4/27/2028
b
262,503
392,000 3.593%,  7/21/2028
b
357,980
214,000 4.948%,  7/22/2028
b
205,625
230,000 5.819%,  9/15/2029
b
227,177
523,000 3.974%,  2/7/2030
b
469,705
454,000 2.687%,  4/22/2032
b
356,817
204,000 2.572%,  10/20/2032
b
156,752
290,000 2.972%,  2/4/2033
b
228,681
141,000 3.846%,  3/8/2037
b
114,683
Bank of Montreal
124,000 5.920%,  9/25/2025 123,727
195,000 5.203%,  2/1/2028 190,336
140,000 3.088%,  1/10/2037
b
104,324
Bank of New York Mellon
Corporation
214,000 4.596%,  7/26/2030
b
201,429
Bank of Nova Scotia
208,000 5.250%,  12/6/2024 206,087
450,000 4.900%,  6/4/2025
b,k
411,577
132,000 1.050%,  3/2/2026 117,812
Barclays plc
149,000 4.375%,  9/11/2024 145,996
179,000 2.852%,  5/7/2026
b
168,859
200,000 5.501%,  8/9/2028
b
192,176
193,000 4.972%,  5/16/2029
b
180,297
200,000 6.224%,  5/9/2034
b
189,458
136,000 7.119%,  6/27/2034
b
130,986
Berkshire Hathaway Finance
Corporation
421,000 2.875%,  3/15/2032 353,072
Blackstone Mortgage Trust, Inc.,
Convertible
118,000 5.500%,  3/15/2027 104,946
Blue Owl Capital Corporation
132,000 4.250%,  1/15/2026 123,491
Blue Owl Credit Income
Corporation
214,000 4.700%,  2/8/2027 194,734
Blue Owl Technology Finance
Corporation
68,000 4.750%,  12/15/2025
f
62,897
196,000 3.750%,  6/17/2026
f
173,945
BNP Paribas SA
188,000 2.819%,  11/19/2025
b,f
180,561
200,000 3.132%,  1/20/2033
b,f
157,137
BPCE SA
152,000 2.375%,  1/14/2025
f
144,030

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (64.5%) Value
Financials (7.7%) - continued
Bread Financial Holdings, Inc.,
Convertible
$ 116,000 4.250%,  6/15/2028
f
$ 125,060
Brixmor Operating Partnership, LP
262,000 2.250%,  4/1/2028 220,626
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
86,000 4.500%,  4/1/2027
f
71,669
Burford Capital Global Finance,
LLC
300,000 9.250%,  7/1/2031
f
304,343
Canadian Imperial Bank of
Commerce
214,000 3.945%,  8/4/2025 206,606
120,000 5.926%,  10/2/2026
e
119,971
Capital One Financial Corporation
140,000 3.950%,  9/1/2026
b,k
105,083
217,000 3.273%,  3/1/2030
b
181,520
Capital One NA
228,000 2.280%,  1/28/2026
b
215,321
Castlelake Aviation Finance DAC
131,000 5.000%,  4/15/2027
f
119,650
Centene Corporation
544,000 3.000%,  10/15/2030 438,796
Charles Schwab Corporation
537,000 5.375%,  6/1/2025
b,k
515,911
255,000 0.900%,  3/11/2026 226,041
300,000 4.000%,  6/1/2026
b,k
250,562
140,000 5.875%,  8/24/2026 139,539
125,000 5.000%,  6/1/2027
b,k
104,465
196,000 2.000%,  3/20/2028 165,395
135,000 6.136%,  8/24/2034
b
131,322
Citigroup, Inc.
285,000
9.699%,  (TSFR3M +
4.330%), 10/30/2023
b,k
284,456
154,000 5.000%,  9/12/2024
b,k
145,633
180,000 3.352%,  4/24/2025
b
176,790
365,000 5.500%,  9/13/2025 360,594
218,000 1.281%,  11/3/2025
b
205,892
315,000 4.000%,  12/10/2025
b,k
275,547
515,000 3.875%,  2/18/2026
b,k
439,471
205,000 4.150%,  11/15/2026
b,k
164,078
451,000 1.122%,  1/28/2027
b
401,894
263,000 1.462%,  6/9/2027
b
232,475
286,000 3.070%,  2/24/2028
b
259,431
133,000 7.375%,  5/15/2028
b,k
129,053
271,000 7.625%,  11/15/2028
b,k
264,388
522,000 4.075%,  4/23/2029
b
480,418
136,000 6.174%,  5/25/2034
b
129,965
Citizens Financial Group, Inc.
275,000 4.000%,  10/6/2026
b,k
203,813
CNA Financial Corporation
190,000 3.950%,  5/15/2024 187,511
Coinbase Global, Inc., Convertible
878,000 0.500%,  6/1/2026 659,027
Comerica, Inc.
160,000 5.625%,  7/1/2025
b,h,k
146,604
Commonwealth Bank of Australia
156,000 2.688%,  3/11/2031
f
118,690
Cooperatieve Rabobank UA
149,000 1.339%,  6/24/2026
b,f
137,105
Corebridge Financial, Inc.
196,000 6.875%,  12/15/2052
b
187,766
Principal
Amount Long-Term Fixed Income (64.5%) Value
Financials (7.7%) - continued
$ 134,000 6.050%,  9/15/2033
f
$ 130,236
Corporate Office Properties, LP
265,000 2.250%,  3/15/2026 238,581
Corporate Office Properties, LP,
Convertible
76,000 5.250%,  9/15/2028
f
76,114
Credit Acceptance Corporation
550,000 5.125%,  12/31/2024
f
535,686
Credit Agricole SA
270,000 8.125%,  12/23/2025
b,f,k
268,040
131,000 3.250%,  1/14/2030
f
109,331
Credit Suisse Group AG
150,000 7.500%,  12/11/2023
*,b,k,l
14,250
130,000 7.250%,  9/12/2025
b,f,k,l
12,350
Dai-ichi Life Insurance Company,
Ltd.
388,000 5.100%,  10/28/2024
b,f,k
380,408
Deutsche Bank AG/New York, NY
444,000 2.129%,  11/24/2026
b
401,532
250,000 2.311%,  11/16/2027
b
217,696
214,000 3.742%,  1/7/2033
b
153,565
Discover Bank
260,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
237,908
Discover Financial Services
71,000 6.700%,  11/29/2032 68,631
Drawbridge Special Opportunities
Fund, LP
540,000 3.875%,  2/15/2026
f
480,446
Elevance Health, Inc.
198,000 5.350%,  10/15/2025 196,751
411,000 2.550%,  3/15/2031 333,062
Enact Holdings, Inc.
219,000 6.500%,  8/15/2025
f
215,695
Encore Capital Group, Inc.,
Convertible
278,000 4.000%,  3/15/2029
f
266,305
Extra Space Storage, LP
135,000 2.400%,  10/15/2031 103,352
Fifth Third Bancorp
320,000 4.500%,  9/30/2025
b,k
286,585
144,000 4.772%,  7/28/2030
b
130,723
Fifth Third Bank NA
343,000 3.850%,  3/15/2026 317,262
First Horizon Bank
198,000 5.750%,  5/1/2030
h
177,225
First-Citizens Bank & Trust
Company
297,000 6.125%,  3/9/2028 294,995
Five Corners Funding Trust III
180,000 5.791%,  2/15/2033
f
176,593
Fortress Transportation and
Infrastructure Investors, LLC
369,000 6.500%,  10/1/2025
f
362,670
142,000 9.750%,  8/1/2027
f
146,876
6,000 5.500%,  5/1/2028
f
5,440
Freedom Mortgage Corporation
98,000 12.000%,  10/1/2028
f
99,651
FS KKR Capital Corporation
132,000 3.400%,  1/15/2026 120,963
132,000 2.625%,  1/15/2027 113,037

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (64.5%) Value
Financials (7.7%) - continued
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
$ 469,000 3.750%,  12/15/2027
f
$ 363,121
Goldman Sachs Group, Inc.
190,000 5.500%,  8/10/2024
b,k
185,199
148,000 3.500%,  4/1/2025 142,505
223,000 4.250%,  10/21/2025 214,897
222,000 0.855%,  2/12/2026
b
205,732
195,000 3.650%,  8/10/2026
b,k
157,186
255,000 4.125%,  11/10/2026
b,k
208,572
456,000 1.948%,  10/21/2027
b
402,626
140,000 2.640%,  2/24/2028
b
124,839
155,000 3.615%,  3/15/2028
b
143,014
278,000 4.482%,  8/23/2028
b
263,130
261,000 3.814%,  4/23/2029
b
236,997
131,000 3.800%,  3/15/2030 115,595
131,000 2.615%,  4/22/2032
b
102,321
132,000 2.383%,  7/21/2032
b
100,530
Hartford Financial Services Group,
Inc.
130,000 2.800%,  8/19/2029 111,512
125,000
7.751%,  (TSFR3M +
2.387%), 2/12/2047
b,f
106,264
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
30,000 Zero Coupon,  5/1/2025
f
28,950
230,000 3.750%,  8/15/2028
f
223,531
HSBC Holdings plc
143,000 3.803%,  3/11/2025
b
141,237
150,000 6.375%,  3/30/2025
b,k
144,091
187,000 2.633%,  11/7/2025
b
179,183
178,000 1.589%,  5/24/2027
b
156,952
350,000 2.251%,  11/22/2027
b
308,953
200,000 6.161%,  3/9/2029
b
197,988
365,000 4.583%,  6/19/2029
b
337,456
95,000 4.600%,  12/17/2030
b,k
71,791
159,000 2.804%,  5/24/2032
b
123,153
HUB International, Ltd.
431,000 5.625%,  12/1/2029
f
375,297
Huntington Bancshares, Inc.
415,000 4.450%,  10/15/2027
b,k
335,682
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
253,000 6.375%,  12/15/2025 240,670
279,000 5.250%,  5/15/2027 245,235
ING Groep NV
258,000 1.726%,  4/1/2027
b
230,830
200,000 6.083%,  9/11/2027
b
199,111
Intercontinental Exchange, Inc.
215,000 4.350%,  6/15/2029 202,243
Invitation Homes Operating
Partnership, LP
227,000 2.000%,  8/15/2031 167,989
J.P. Morgan Chase & Company
320,000
8.934%,  (TSFR3M +
3.562%), 11/1/2023
b,k
321,085
544,000 5.000%,  8/1/2024
b,k
525,814
378,000 4.023%,  12/5/2024
b
376,321
210,000 4.600%,  2/1/2025
b,k
196,453
310,000 1.561%,  12/10/2025
b
292,975
149,000 2.083%,  4/22/2026
b
139,852
295,000 3.650%,  6/1/2026
b,k
257,487
371,000 1.045%,  11/19/2026
b
333,421
Principal
Amount Long-Term Fixed Income (64.5%) Value
Financials (7.7%) - continued
$ 261,000 1.578%,  4/22/2027
b
$ 232,925
289,000 2.947%,  2/24/2028
b
262,167
392,000 4.005%,  4/23/2029
b
361,256
133,000 2.069%,  6/1/2029
b
112,067
523,000 4.493%,  3/24/2031
b
478,870
140,000 2.963%,  1/25/2033
b
111,458
145,000 4.912%,  7/25/2033
b
133,407
140,000 5.717%,  9/14/2033
b
134,579
149,000 5.350%,  6/1/2034
b
141,293
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
120,000 5.000%,  8/15/2028
f
101,041
KeyBank NA/Cleveland, OH
196,000 3.900%,  4/13/2029 158,879
250,000 5.000%,  1/26/2033 210,441
Kilroy Realty, LP
196,000 4.250%,  8/15/2029 167,917
Lincoln National Corporation
300,000
7.996%,  (LIBOR 3M +
2.358%), 11/17/2023
b
208,707
Lloyds Banking Group plc
440,000 1.627%,  5/11/2027
b
390,249
M&T Bank Corporation
506,000 3.500%,  9/1/2026
b,k
355,839
Macquarie Group, Ltd.
264,000 1.629%,  9/23/2027
b,f
230,630
Manufacturers & Traders Trust
Company
260,000 4.700%,  1/27/2028 240,124
Marsh & McLennan Companies,
Inc.
135,000 2.375%,  12/15/2031 106,148
MetLife, Inc.
320,000 3.850%,  9/15/2025
b,k
296,028
205,000 5.875%,  3/15/2028
b,k
192,550
261,000 6.400%,  12/15/2036 255,028
Metropolitan Life Global Funding I
244,000 2.950%,  4/9/2030
f
206,768
Mid-America Apartments, LP
261,000 4.200%,  6/15/2028 245,211
Mitsubishi UFJ Financial Group,
Inc.
179,000 1.412%,  7/17/2025 165,132
260,000 1.538%,  7/20/2027
b
230,290
Mizuho Financial Group, Inc.
343,000 1.554%,  7/9/2027
b
303,285
278,000 2.564%,  9/13/2031 210,397
135,000 5.748%,  7/6/2034
b
128,867
Molina Healthcare, Inc.
312,000 4.375%,  6/15/2028
f
279,567
Morgan Stanley
149,000
5.816%,  (SOFRRATE +
0.466%), 11/10/2023
b
149,001
160,000 2.720%,  7/22/2025
b
155,277
268,000 1.164%,  10/21/2025
b
252,984
104,000 5.000%,  11/24/2025 101,934
250,000 2.630%,  2/18/2026
b
237,957
302,000 2.188%,  4/28/2026
b
283,697
214,000 6.138%,  10/16/2026
b
214,203
148,000 0.985%,  12/10/2026
b
132,039
260,000 1.593%,  5/4/2027
b
231,421
262,000 1.512%,  7/20/2027
b
231,501
98,000 5.123%,  2/1/2029
b
94,376
392,000 3.622%,  4/1/2031
b
337,698

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (64.5%) Value
Financials (7.7%) - continued
$ 140,000 2.943%,  1/21/2033
b
$ 110,251
144,000 4.889%,  7/20/2033
b
130,842
132,000 5.250%,  4/21/2034
b
122,559
156,000 5.424%,  7/21/2034
b
147,154
283,000 2.484%,  9/16/2036
b
205,568
MPT Operating Partnership, LP/
MPT Finance Corporation
231,000 5.250%,  8/1/2026 196,740
104,000 4.625%,  8/1/2029 73,659
Nasdaq, Inc.
143,000 5.350%,  6/28/2028 140,387
Nationstar Mortgage Holdings,
Inc.
289,000 6.000%,  1/15/2027
f
273,083
NatWest Group plc
182,000 4.269%,  3/22/2025
b
180,051
131,000 4.892%,  5/18/2029
b
122,524
197,000 3.754%,  11/1/2029
b
187,572
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
332,000 4.500%,  9/30/2028
f
252,181
New York Life Global Funding
134,000 4.550%,  1/28/2033
f
122,845
NFP Corporation
162,000 6.875%,  8/15/2028
f
138,782
Nippon Life Insurance Company
640,000 5.100%,  10/16/2044
b,f
628,002
NNN REIT, Inc.
131,000 2.500%,  4/15/2030 105,866
Nomura Holdings, Inc.
200,000 2.172%,  7/14/2028 165,942
Northern Trust Corporation
212,000 4.000%,  5/10/2027 200,537
Office Properties Income Trust
129,000 2.650%,  6/15/2026 87,755
Omega Healthcare Investors, Inc.
127,000 4.750%,  1/15/2028 117,533
130,000 3.375%,  2/1/2031 101,633
OneMain Finance Corporation
831,000 6.875%,  3/15/2025 824,413
93,000 3.875%,  9/15/2028 74,646
Park Intermediate Holdings, LLC
477,000 4.875%,  5/15/2029
f
403,518
Pebblebrook Hotel Trust,
Convertible
963,000 1.750%,  12/15/2026 798,712
Pine Street Trust I
130,000 4.572%,  2/15/2029
f
116,978
PNC Bank NA
130,000 2.700%,  10/22/2029 105,761
PNC Financial Services Group,
Inc.
270,000 5.671%,  10/28/2025
b
267,916
250,000 3.400%,  9/15/2026
b,k
184,943
261,000 6.200%,  9/15/2027
b,h,k
239,860
145,000 5.582%,  6/12/2029
b
140,666
266,000 6.250%,  3/15/2030
b,k
228,019
PRA Group, Inc.
242,000 7.375%,  9/1/2025
f
235,649
199,000 8.375%,  2/1/2028
f
181,090
Principal Life Global Funding II
197,000 1.250%,  8/16/2026
f
172,412
Principal
Amount Long-Term Fixed Income (64.5%) Value
Financials (7.7%) - continued
Prologis, LP
$ 229,000 3.375%,  12/15/2027 $ 210,554
Provident Financing Trust I
155,000 7.405%,  3/15/2038 152,875
Prudential Financial, Inc.
142,000 5.125%,  3/1/2052
b
122,282
198,000 6.750%,  3/1/2053
b
191,446
636,000 5.200%,  3/15/2044
b,h
622,249
160,000 3.700%,  10/1/2050
b
130,126
Public Storage Operating
Company
134,000 5.100%,  8/1/2033 128,092
QBE Insurance Group, Ltd.
140,000 5.875%,  5/12/2025
b,f,k
133,076
Radian Group, Inc.
330,000 4.875%,  3/15/2027 308,344
Realty Income Corporation
132,000 4.875%,  6/1/2026 129,538
196,000 3.950%,  8/15/2027 183,771
170,000 5.625%,  10/13/2032 164,349
Redwood Trust, Inc., Convertible
42,000 7.750%,  6/15/2027 37,564
Regions Financial Corporation
129,000 2.250%,  5/18/2025 120,338
245,000 5.750%,  6/15/2025
b,h,k
232,452
Reinsurance Group of America,
Inc.
134,000 6.000%,  9/15/2033 129,290
RLJ Lodging Trust, LP
150,000 3.750%,  7/1/2026
f
135,658
334,000 4.000%,  9/15/2029
f
273,526
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
310,000 3.625%,  3/1/2029
f
256,288
Royal Bank of Canada
205,000 0.750%,  10/7/2024 194,480
338,000 5.000%,  2/1/2033 314,934
Santander Holdings USA, Inc.
144,000 2.490%,  1/6/2028
b
125,032
132,000 6.499%,  3/9/2029
b
128,734
Santander UK Group Holdings plc
262,000 1.673%,  6/14/2027
b
229,171
Service Properties Trust
181,000 4.650%,  3/15/2024 178,533
97,000 4.350%,  10/1/2024 93,052
203,000 7.500%,  9/15/2025 199,434
260,000 5.500%,  12/15/2027 222,205
Simon Property Group, LP
264,000 2.650%,  7/15/2030 217,177
SLM Corporation
150,000 4.200%,  10/29/2025 140,356
Societe Generale SA
188,000 2.625%,  10/16/2024
f
180,690
177,000 1.488%,  12/14/2026
b,f
158,020
Spirit Realty, LP
282,000 3.200%,  1/15/2027 255,470
Standard Chartered plc
177,000 0.991%,  1/12/2025
b,f
174,070
130,000 6.000%,  7/26/2025
b,f,k
123,460
206,000 2.608%,  1/12/2028
b,f
182,359
Starwood Property Trust, Inc.,
Convertible
372,000 6.750%,  7/15/2027 381,114

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (64.5%) Value
Financials (7.7%) - continued
State Street Corporation
$ 144,000 5.272%,  8/3/2026 $ 142,647
144,000 4.421%,  5/13/2033
b
129,186
Sumitomo Life Insurance Company
420,000 3.375%,  4/15/2081
b,f
349,056
Sumitomo Mitsui Financial Group,
Inc.
188,000 2.448%,  9/27/2024 181,566
206,000 2.174%,  1/14/2027 183,223
200,000 5.716%,  9/14/2028 197,388
196,000 2.142%,  9/23/2030 151,327
200,000 5.766%,  1/13/2033 195,463
Sumitomo Mitsui Trust Bank, Ltd.
149,000 1.050%,  9/12/2025
f
135,725
Summit Hotel Properties, Inc.,
Convertible
310,000 1.500%,  2/15/2026 260,400
Synchrony Financial
160,000 4.250%,  8/15/2024 156,256
76,000 7.250%,  2/2/2033 67,078
Synovus Bank
135,000 5.625%,  2/15/2028 122,320
Toronto-Dominion Bank
160,000 8.125%,  10/31/2082
b
159,177
124,000 5.156%,  1/10/2028 121,023
209,000 5.523%,  7/17/2028 206,291
144,000 4.456%,  6/8/2032 129,134
Truist Bank
134,000 2.250%,  3/11/2030 102,572
Truist Financial Corporation
282,000 6.047%,  6/8/2027
b
278,932
132,000 1.887%,  6/7/2029
b
108,398
490,000 5.100%,  3/1/2030
b,k
418,931
U.S. Bancorp
204,000 5.727%,  10/21/2026
b
202,303
214,000 4.548%,  7/22/2028
b
201,012
70,000 5.836%,  6/12/2034
b
66,020
UBS AG
235,000 5.125%,  5/15/2024 231,593
UBS Group AG
157,000 2.593%,  9/11/2025
b,f
151,109
255,000 2.193%,  6/5/2026
b,f
237,165
400,000 4.875%,  2/12/2027
b,f,k
334,885
200,000 6.327%,  12/22/2027
b,f
199,679
287,000 3.869%,  1/12/2029
b,f
259,960
UDR, Inc.
295,000 3.000%,  8/15/2031 239,575
United Wholesale Mortgage, LLC
95,000 5.500%,  11/15/2025
f
90,362
231,000 5.500%,  4/15/2029
f
195,195
UnitedHealth Group, Inc.
278,000 5.250%,  2/15/2028 278,472
276,000 4.200%,  5/15/2032 251,911
USB Realty Corporation
194,000
6.717%,  (TSFR3M +
1.409%), 1/15/2027
b,f,k
141,118
USI, Inc./NY
120,000 6.875%,  5/1/2025
f
119,076
Ventas Realty, LP
163,000 3.750%,  5/1/2024 160,730
Ventas Realty, LP, Convertible
531,000 3.750%,  6/1/2026
f
517,459
Principal
Amount Long-Term Fixed Income (64.5%) Value
Financials (7.7%) - continued
Wells Fargo & Company
$ 311,000 2.406%,  10/30/2025
b
$ 298,033
490,000 3.900%,  3/15/2026
b,k
427,941
226,000 2.188%,  4/30/2026
b
212,199
307,000
6.070%,  (TSFR3M +
0.762%), 1/15/2027
b
290,995
145,000 3.526%,  3/24/2028
b
133,164
309,000 3.584%,  5/22/2028
b
282,887
214,000 4.808%,  7/25/2028
b
204,214
277,000 7.625%,  9/15/2028
b,k
279,262
308,000 4.478%,  4/4/2031
b
279,432
93,000 5.389%,  4/24/2034
b
86,946
187,000 5.557%,  7/25/2034
b
177,067
Welltower OP, LLC
132,000 2.050%,  1/15/2029 109,107
196,000 2.800%,  6/1/2031 156,846
Welltower OP, LLC, Convertible
777,000 2.750%,  5/15/2028
f
792,956
Westpac Banking Corporation
196,000 4.110%,  7/24/2034
b
169,266
Willis North America, Inc.
261,000 4.500%,  9/15/2028 244,760
XHR, LP
150,000 6.375%,  8/15/2025
f,h
147,269
243,000 4.875%,  6/1/2029
f
206,550
Total 77,773,564
Foreign Government (<0.1%)
NBN Company, Ltd.
235,000 2.625%,  5/5/2031
f
189,399
Total 189,399
Mortgage-Backed Securities (21.4%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
8,395,772 2.500%,  5/1/2051 6,700,258
5,932,384 3.500%,  5/1/2052 5,108,567
4,657,316 4.000%,  5/1/2052 4,179,861
14,143,350 3.500%,  6/1/2052 12,188,173
6,237,786 5.000%,  7/1/2053 5,904,698
9,337,584 5.500%,  7/1/2053 9,059,855
1,800,000 5.500%,  9/1/2053 1,746,453
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
5,062,970 2.500%,  7/1/2030 4,614,947
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
5,047,115 3.500%,  5/1/2040 4,483,731
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
11,069,037 3.000%,  1/1/2052 9,214,955
1,602,000 2.000%,  2/1/2051 1,226,997
1,020,798 2.000%,  2/1/2051 780,635
4,739,138 2.500%,  2/1/2051 3,797,573
6,229,417 2.500%,  2/1/2051 4,981,737
11,546,703 2.000%,  3/1/2051 8,824,777
11,583,652 3.000%,  3/1/2052 9,606,430
9,155,794 2.000%,  4/1/2051 6,996,516
6,721,422 3.000%,  4/1/2051 5,580,264
6,996,988 3.000%,  5/1/2050 5,854,471

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (64.5%) Value
Mortgage-Backed Securities (21.4%) -
continued
$ 1,894,691 2.000%,  5/1/2051 $ 1,444,997
4,239,624 3.000%,  5/1/2051 3,564,241
4,446,497 3.000%,  6/1/2050 3,755,946
3,237,367 5.000%,  6/1/2053 3,069,508
9,542,274 2.500%,  7/1/2051 7,617,294
4,111,140 3.500%,  7/1/2051 3,594,842
1,827,043 2.500%,  8/1/2050 1,474,943
8,031,827 3.500%,  8/1/2050 7,030,550
5,439,960 3.500%,  9/1/2052 4,703,592
4,694,900 4.500%,  9/1/2053 4,315,682
7,764,346 4.000%,  10/1/2052 6,935,188
1,889,961 2.000%,  11/1/2051 1,443,122
7,692,889 2.000%,  12/1/2050 5,892,322
17,806,327 4.500%,  12/1/2052 16,421,487
10,250,000 4.000%,  10/1/2048
e
9,124,902
5,400,000 4.500%,  10/1/2048
e
4,957,875
3,800,000 5.000%,  10/1/2048
e
3,585,062
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
10,680,657 2.500%,  3/1/2062 8,196,939
3,733,753 3.500%,  7/1/2061 3,175,600
4,000,395 4.000%,  12/1/2061 3,562,778
Total 214,717,768
Technology (2.2%)
Advanced Micro Devices, Inc.
145,000 3.924%,  6/1/2032 130,320
Akamai Technologies, Inc.,
Convertible
206,000 0.125%,  5/1/2025 242,956
632,000 0.375%,  9/1/2027 658,228
344,000 1.125%,  2/15/2029
f
346,924
Analog Devices, Inc.
68,000 2.100%,  10/1/2031 53,697
Apple, Inc.
392,000 2.200%,  9/11/2029 336,311
285,000 1.650%,  2/8/2031 225,766
AthenaHealth Group, Inc.
400,000 6.500%,  2/15/2030
f,h
334,603
Block, Inc., Convertible
139,000 0.125%,  3/1/2025 128,992
531,000 0.250%,  11/1/2027 398,579
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
196,000 3.875%,  1/15/2027 184,163
Broadcom, Inc.
146,000 4.000%,  4/15/2029
f
131,749
Cloud Software Group, Inc.
335,000 6.500%,  3/31/2029
f
296,251
119,000 9.000%,  9/30/2029
f
103,411
CommScope Technologies, LLC
146,000 6.000%,  6/15/2025
f
138,985
CommScope, Inc.
270,000 7.125%,  7/1/2028
f,h
161,544
CSG Systems International, Inc.,
Convertible
180,000 3.875%,  9/15/2028
f
175,158
Dell International, LLC/EMC
Corporation
193,000 5.250%,  2/1/2028 190,053
100,000 5.300%,  10/1/2029 97,077
Principal
Amount Long-Term Fixed Income (64.5%) Value
Technology (2.2%) - continued
Euronet Worldwide, Inc.,
Convertible
$ 238,000 0.750%,  3/15/2049
h
$ 218,662
Fiserv, Inc.
207,000 2.750%,  7/1/2024 202,017
309,000 4.200%,  10/1/2028 289,742
65,000 5.600%,  3/2/2033 62,997
Gartner, Inc.
245,000 3.625%,  6/15/2029
f
209,591
415,000 3.750%,  10/1/2030
f
348,269
Global Payments, Inc.
82,000 2.650%,  2/15/2025 78,126
208,000 4.950%,  8/15/2027 199,899
131,000 3.200%,  8/15/2029 111,405
GTCR W-2 Merger Sub, LLC
200,000 7.500%,  1/15/2031
e,f
200,280
II-VI, Inc.
128,000 5.000%,  12/15/2029
f,h
110,981
Intel Corporation
265,000 5.125%,  2/10/2030 260,039
InterDigital, Inc., Convertible
668,000 3.500%,  6/1/2027 786,169
Iron Mountain, Inc.
859,000 4.875%,  9/15/2027
f
792,303
150,000 4.875%,  9/15/2029
f
131,467
380,000 4.500%,  2/15/2031
f
312,536
Jabil, Inc.
133,000 5.450%,  2/1/2029 129,336
Lumentum Holdings, Inc.,
Convertible
496,000 0.250%,  3/15/2024 491,040
841,000 0.500%,  6/15/2028
h
610,818
Marvell Technology, Inc.
132,000 2.950%,  4/15/2031 106,791
Mastercard, Inc.
146,000 2.000%,  11/18/2031 114,528
Microchip Technology, Inc.,
Convertible
810,000 0.125%,  11/15/2024
h
850,500
Moody's Corporation
140,000 4.250%,  8/8/2032 127,039
NCR Corporation
452,000 5.125%,  4/15/2029
f
398,239
418,000 6.125%,  9/1/2029
f
428,670
NVIDIA Corporation
65,000 2.850%,  4/1/2030 56,709
NXP BV/NXP Funding, LLC
122,000 4.875%,  3/1/2024 121,390
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
72,000 2.700%,  5/1/2025 68,379
131,000 4.300%,  6/18/2029 120,010
ON Semiconductor Corporation,
Convertible
725,000 Zero Coupon,  5/1/2027 1,305,000
21,000 0.500%,  3/1/2029
f
23,058
Open Text Corporation
380,000 3.875%,  12/1/2029
f
312,367
420,000 4.125%,  2/15/2030
f
351,373
Oracle Corporation
140,000 6.150%,  11/9/2029 142,121
327,000 2.950%,  4/1/2030 275,166
219,000 6.250%,  11/9/2032 221,705

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (64.5%) Value
Technology (2.2%) - continued
PayPal Holdings, Inc.
$ 129,000 2.850%,  10/1/2029 $ 111,828
215,000 2.300%,  6/1/2030 175,706
Progress Software Corporation,
Convertible
234,000 1.000%,  4/15/2026 240,786
PTC, Inc.
210,000 3.625%,  2/15/2025
f
201,816
215,000 4.000%,  2/15/2028
f
192,694
Rackspace Technology Global,
Inc.
365,000 5.375%,  12/1/2028
f
122,401
RingCentral, Inc.
261,000 8.500%,  8/15/2030
f
252,126
S&P Global, Inc.
144,000 2.900%,  3/1/2032 118,515
Salesforce.com, Inc.
374,000 1.950%,  7/15/2031 296,189
Seagate HDD Cayman
161,000 8.500%,  7/15/2031
f
165,151
457,980 9.625%,  12/1/2032
f
493,493
Semtech Corporation, Convertible
262,000 1.625%,  11/1/2027
f
244,839
Sensata Technologies, Inc.
341,000 3.750%,  2/15/2031
f
275,980
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
140,000 4.625%,  11/1/2026
f
132,000
SS&C Technologies, Inc.
910,000 5.500%,  9/30/2027
f
858,713
Verint Systems, Inc., Convertible
363,000 0.250%,  4/15/2026 309,911
Viavi Solutions, Inc.
306,000 3.750%,  10/1/2029
f
248,747
Viavi Solutions, Inc., Convertible
278,000 1.625%,  3/15/2026
f
265,351
Vishay Intertechnology, Inc.,
Convertible
1,203,000 2.250%,  9/15/2030
f
1,178,339
VMware, Inc.
262,000 1.400%,  8/15/2026 231,112
192,000 2.200%,  8/15/2031 144,889
Xilinx, Inc.
90,000 2.375%,  6/1/2030 74,511
Ziff Davis, Inc., Convertible
617,000 1.750%,  11/1/2026 567,332
Total 21,805,918
Transportation (0.8%)
Air Transport Services Group, Inc.,
Convertible
433,000 3.875%,  8/15/2029
f
424,990
Allegiant Travel Company
270,000 7.250%,  8/15/2027
f
254,138
American Airlines Group, Inc.
104,000 3.750%,  3/1/2025
f
98,522
American Airlines, Inc.
215,000 7.250%,  2/15/2028
f
205,563
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
798,417 5.500%,  4/20/2026
f
779,784
Principal
Amount Long-Term Fixed Income (64.5%) Value
Transportation (0.8%) - continued
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
$ 156,000 5.375%,  3/1/2029
f
$ 138,648
Canadian Pacific Railway
Company
267,000 1.750%,  12/2/2026 238,212
CSX Corporation
131,000 4.250%,  3/15/2029 124,080
Delta Air Lines, Inc.
288,000 4.375%,  4/19/2028 264,709
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
223,227 4.500%,  10/20/2025
f
216,821
ERAC USA Finance, LLC
211,000 3.850%,  11/15/2024
f
206,072
Hawaiian Brand Intellectual
Property, Ltd.
378,000 5.750%,  1/20/2026
f
340,146
Hertz Corporation
262,000 4.625%,  12/1/2026
f
232,198
314,000 5.000%,  12/1/2029
f
245,837
JetBlue Airways Corporation,
Convertible
506,000 0.500%,  4/1/2026 391,189
Mileage Plus Holdings, LLC
298,500 6.500%,  6/20/2027
f
295,754
Norfolk Southern Corporation
195,000 4.450%,  3/1/2033 178,068
Penske Truck Leasing Company,
LP/PTL Finance Corporation
148,000 1.200%,  11/15/2025
f
133,131
137,000 5.750%,  5/24/2026
f
134,984
128,000 1.700%,  6/15/2026
f
113,475
Rand Parent, LLC
312,000 8.500%,  2/15/2030
f,h
288,631
Ryder System, Inc.
161,000 2.850%,  3/1/2027 146,499
Southwest Airlines Company
133,000 5.125%,  6/15/2027 129,681
155,000 2.625%,  2/10/2030 127,703
Southwest Airlines Company,
Convertible
877,000 1.250%,  5/1/2025
h
870,423
Union Pacific Corporation
131,000 2.150%,  2/5/2027 118,251
United Airlines, Inc.
324,000 4.375%,  4/15/2026
f
299,632
266,000 4.625%,  4/15/2029
f
228,635
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
81,000 7.875%,  5/1/2027
f,h
69,761
360,000 6.375%,  2/1/2030
f
278,048
XPO Escrow Sub, LLC
359,000 7.500%,  11/15/2027
f
362,963
Total 7,936,548
U.S. Government & Agencies (4.7%)
U.S. Treasury Bonds
5,000,000 3.625%,  2/15/2053 4,135,156
30,000,000 3.625%,  5/15/2053 24,839,063
3,600,000 4.000%,  11/15/2052 3,190,781
U.S. Treasury Notes
14,300,000 4.125%,  7/31/2028 13,991,656

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (64.5%) Value
U.S. Government & Agencies (4.7%) -
continued
$ 1,560,000 3.375%,  5/15/2033 $ 1,414,725
Total 47,571,381
Utilities (1.8%)
AEP Texas, Inc.
138,000 4.700%,  5/15/2032 126,279
AES Corporation
254,000 3.950%,  7/15/2030
f
218,928
Algonquin Power & Utilities
Corporation
225,000 4.750%,  1/18/2082
b
183,375
Alliant Energy Corporation,
Convertible
343,000 3.875%,  3/15/2026
f
331,338
Ameren Corporation
161,000 1.750%,  3/15/2028 136,456
American Electric Power
Company, Inc.
209,000 2.031%,  3/15/2024 205,095
131,000 2.300%,  3/1/2030 105,263
66,000 5.625%,  3/1/2033 63,865
American Water Capital
Corporation, Convertible
447,000 3.625%,  6/15/2026
f
430,819
Arizona Public Service Company
138,000 5.550%,  8/1/2033 133,773
Calpine Corporation
298,000 4.500%,  2/15/2028
f
268,565
CenterPoint Energy, Inc.
164,000 2.500%,  9/1/2024 158,780
198,000 1.450%,  6/1/2026 177,340
197,000 2.650%,  6/1/2031 157,344
CenterPoint Energy, Inc.,
Convertible
187,000 4.250%,  8/15/2026
f
182,418
CMS Energy Corporation,
Convertible
461,000 3.375%,  5/1/2028
f,h
432,187
Constellation Energy Generation,
LLC
133,000 5.800%,  3/1/2033 129,680
Dominion Energy, Inc.
163,000 3.071%,  8/15/2024 158,681
270,000 4.350%,  1/15/2027
b,k
233,121
161,000 3.375%,  4/1/2030 138,499
DTE Energy Company
209,000 4.220%,  11/1/2024 205,103
140,000 4.875%,  6/1/2028 135,302
Duke Energy Corporation
240,000 3.250%,  1/15/2082
b
176,820
150,000 4.875%,  9/16/2024
b,k
145,993
343,000 2.450%,  6/1/2030 278,509
139,000 4.500%,  8/15/2032 125,039
125,000 5.750%,  9/15/2033 122,802
Duke Energy Corporation,
Convertible
1,088,000 4.125%,  4/15/2026
f
1,055,904
Edison International
185,000 4.950%,  4/15/2025 181,303
240,000 5.000%,  12/15/2026
b,k
205,122
Enel Finance International NV
260,000 1.375%,  7/12/2026
f
229,605
Principal
Amount Long-Term Fixed Income (64.5%) Value
Utilities (1.8%) - continued
Entergy Corporation
$ 149,000 0.900%,  9/15/2025 $ 135,281
130,000 1.900%,  6/15/2028 109,790
Evergy, Inc.
162,000 2.450%,  9/15/2024 156,496
Eversource Energy
293,000 4.600%,  7/1/2027 281,808
134,000 5.125%,  5/15/2033 124,636
Exelon Corporation
130,000 4.050%,  4/15/2030 117,001
Fells Point Funding Trust
266,000 3.046%,  1/31/2027
f
241,204
FirstEnergy Corporation,
Convertible
660,000 4.000%,  5/1/2026
f
635,250
Florida Power & Light Company
130,000 4.400%,  5/15/2028 125,352
Georgia Power Company
82,000 4.950%,  5/17/2033 76,862
ITC Holdings Corporation
140,000 4.950%,  9/22/2027
f
136,402
Jersey Central Power & Light
Company
280,000 2.750%,  3/1/2032
f
219,280
National Rural Utilities Cooperative
Finance Corporation
247,000 3.450%,  6/15/2025 237,659
141,000 5.050%,  9/15/2028 138,518
NextEra Energy Capital Holdings,
Inc.
210,000 3.800%,  3/15/2082
b
177,766
131,000 6.051%,  3/1/2025 131,198
206,000 5.749%,  9/1/2025 205,422
130,000 2.250%,  6/1/2030 104,074
NextEra Energy Operating
Partners, LP
550,000 3.875%,  10/15/2026
f
497,979
NextEra Energy Partners, LP,
Convertible
204,000 Zero Coupon,  6/15/2024
f,h
193,494
618,000 Zero Coupon,  11/15/2025
f
516,030
NiSource, Inc.
130,000 2.950%,  9/1/2029 112,044
NRG Energy, Inc.
167,000 2.000%,  12/2/2025
f
151,124
189,000 10.250%,  3/15/2028
b,f,k
185,107
120,000 3.375%,  2/15/2029
f
97,127
185,000 5.250%,  6/15/2029
f
163,310
NRG Energy, Inc., Convertible
779,000 2.750%,  6/1/2048 824,182
PG&E Corporation
374,000 5.000%,  7/1/2028
h
338,762
PPL Capital Funding, Inc.,
Convertible
549,000 2.875%,  3/15/2028
f
499,590
Public Service Enterprise Group,
Inc.
131,000 1.600%,  8/15/2030 100,501
Sempra
320,000 4.875%,  10/15/2025
b,k
303,196
196,000 3.400%,  2/1/2028 178,395
Southern California Edison
Company
71,000 5.950%,  11/1/2032 70,810

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (64.5%) Value
Utilities (1.8%) - continued
Southern Company
$ 140,000 4.475%,  8/1/2024 $ 137,969
170,000 5.700%,  10/15/2032 166,979
149,000 4.000%,  1/15/2051
b
137,822
432,000 3.750%,  9/15/2051
b
376,789
Southern Company, Convertible
1,088,000 3.875%,  12/15/2025
f
1,057,536
TerraForm Power Operating, LLC
480,000 5.000%,  1/31/2028
f
435,600
Vistra Operations Company, LLC
280,000 5.125%,  5/13/2025
f
272,838
508,000 5.000%,  7/31/2027
f
467,049
Xcel Energy, Inc.
157,000 4.000%,  6/15/2028 146,879
213,000 4.600%,  6/1/2032 193,287
Total 17,811,706
Total Long-Term Fixed Income
(cost $704,639,622) 647,550,540
Shares Common Stock ( 15.3% ) Value
Communications Services (1.1%)
6,958 Alphabet, Inc., Class A
m
910,524
28,767 Alphabet, Inc., Class C
m
3,792,929
28,031 Comcast Corporation 1,242,895
31,631 DISH Network Corporation
m
185,358
881 Emerald Holding, Inc.
m
3,982
494 Liberty Latin America, Ltd., Class
A
m
4,031
7,745 Meta Platforms, Inc.
m
2,325,126
960 Netflix, Inc.
m
362,496
24,807 QuinStreet, Inc.
m
222,519
41,098 Verizon Communications, Inc. 1,331,986
5,188 Walt Disney Company
m
420,487
24,150 Warner Brothers Discovery, Inc.
m
262,269
4,897 Windstream Services, LLC
m
46,522
5,231 Ziff Davis, Inc.
m
333,162
Total 11,444,286
Consumer Discretionary (1.7%)
24,689 Amazon.com, Inc.
m
3,138,466
8,693 Aptiv plc
m
857,043
4,058 Bloomin' Brands, Inc. 99,786
444 Booking Holdings, Inc.
m
1,369,274
1,743 Boot Barn Holdings, Inc.
m
141,514
6,638 Cedar Fair, LP 245,606
294 Chipotle Mexican Grill, Inc.
m
538,558
12,428 Clarus Corporation 93,956
3,864 Columbia Sportswear Company 286,322
16,600 Cooper-Standard Holdings, Inc.
m
222,772
4,415 Crocs, Inc.
m
389,535
3,283 D.R. Horton, Inc. 352,824
1,655 Domino's Pizza, Inc. 626,897
14,929 Everi Holdings, Inc.
m
197,361
702 Ford Motor Company 8,719
8,103 General Motors Company 267,156
1,476 Grand Canyon Education, Inc.
m
172,515
2,205 Hilton Worldwide Holdings, Inc. 331,147
4,364 Home Depot, Inc. 1,318,626
3,562 Lowe's Companies, Inc. 740,326
834 Lululemon Athletica, Inc.
m
321,599
243 Marriott International, Inc./MD 47,764
1,639 McDonald's Corporation 431,778
957 Meritage Homes Corporation 117,127
Shares Common Stock (15.3%) Value
Consumer Discretionary (1.7%) - continued
126 NVR, Inc.
m
$ 751,376
444 O'Reilly Automotive, Inc.
m
403,534
2,972 Papa John's International, Inc. 202,750
6,708 Skyline Champion Corporation
m
427,434
9,163 Sonos, Inc.
m
118,294
5,207 Sony Group Corporation ADR 429,109
13,630 Stoneridge, Inc.
m
273,554
5,827 Tesla, Inc.
m
1,458,032
36,965 ThredUp, Inc.
m
148,230
Total 16,528,984
Consumer Staples (0.9%)
6,985 Altria Group, Inc. 293,719
1,191 Archer-Daniels-Midland Company 89,825
7,681 BJ's Wholesale Club Holdings,
Inc.
m
548,193
1,597 Casey's General Stores, Inc. 433,618
14,699 Coca-Cola Company 822,850
4,877 Colgate-Palmolive Company 346,804
33,583 Coty, Inc.
m
368,406
3,020 John B. Sanfilippo & Son, Inc. 298,376
12,923 Kenvue, Inc. 259,494
4,464 Kimberly-Clark Corporation 539,474
4,378 Lamb Weston Holdings, Inc. 404,790
5,215 Mondelez International, Inc. 361,921
134 PepsiCo, Inc. 22,705
8,483 Philip Morris International, Inc. 785,356
9,892 Pilgrim's Pride Corporation
m
225,834
21,271 Primo Water Corporation 293,540
2,398 Procter & Gamble Company 349,772
6,488 Sysco Corporation 428,532
8,112 Turning Point Brands, Inc. 187,306
5,069 Tyson Foods, Inc. 255,934
5,687 US Foods Holding Corporation
m
225,774
7,955 Walmart, Inc. 1,272,243
Total 8,814,466
Energy (0.8%)
10,259 BP plc ADR 397,228
798 Cheniere Energy, Inc. 132,436
4,998 Chesapeake Energy Corporation 430,978
2,778 Chevron Corporation 468,426
6,776 ConocoPhillips 811,765
13,305 Devon Energy Corporation 634,648
20,197 Enterprise Products Partners, LP 552,792
1,236 EQT Corporation 50,157
10,746 Exxon Mobil Corporation 1,263,515
14,159 Halliburton Company 573,440
5,889 Marathon Petroleum Corporation 891,241
31,512 NOV, Inc. 658,601
12,512 Permian Resources Corporation 174,668
5,401 Pioneer Natural Resources
Company 1,239,800
8,195 TechnipFMC plc 166,686
655 Viper Energy Partners, LP 18,261
Total 8,464,642
Financials (2.3%)
1,905 Allstate Corporation 212,236
26,479 Ally Financial, Inc. 706,460
4,611 American Express Company 687,915
7,473 American International Group, Inc. 452,864
1,961 Ameriprise Financial, Inc. 646,502
9,068 Arch Capital Group, Ltd.
m
722,810
29,347 Bank of America Corporation 803,521

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.3%) Value
Financials (2.3%) - continued
151 Bank of Marin Bancorp $ 2,760
6,947 Bank of N.T. Butterfield & Son, Ltd. 188,125
11,020 Bank of New York Mellon
Corporation 470,003
2,158 Berkshire Hathaway, Inc.
m
755,947
1,100 BlackRock TCP Capital
Corporation 12,914
364 BlackRock, Inc. 235,322
2,153 Blackstone Mortgage Trust, Inc. 46,828
16,252 Bridgewater Bancshares, Inc.
m
154,069
4,410 Byline Bancorp, Inc. 86,921
2,876 Capital One Financial Corporation 279,116
2,248 Central Pacific Financial
Corporation 37,497
7,786 Charles Schwab Corporation 427,451
4,142 Chubb, Ltd. 862,282
1,688 Cincinnati Financial Corporation 172,666
2,938 Citigroup, Inc. 120,840
1,839 Citizens Financial Group, Inc. 49,285
7,019 Comerica, Inc. 291,639
925 Community Trust Bancorp, Inc. 31,690
635 Dime Community Bancshares, Inc. 12,675
2,618 Discover Financial Services 226,797
417 Eagle Bancorp, Inc. 8,945
1,643 Ellington Residential Mortgage
REIT 10,203
2,175 Encore Capital Group, Inc.
m
103,878
754 FactSet Research Systems, Inc. 329,694
5,717 Federated Hermes, Inc. 193,635
267 Financial Institutions, Inc. 4,494
2,649 First Horizon Corporation 29,192
209 First Mid-Illinois Bancshares, Inc. 5,551
1,441 Fiserv, Inc.
m
162,775
476 FS KKR Capital Corporation 9,372
3,964 Glacier Bancorp, Inc. 112,974
950 Golub Capital BDC, Inc. 13,937
727 Great Southern Bancorp, Inc. 34,838
2,264 Hanmi Financial Corporation 36,745
9,862 Heartland Financial USA, Inc. 290,239
633 Heritage Financial Corporation 10,324
765 Hometrust Bancshares, Inc. 16,578
4,713 Hope Bancorp, Inc. 41,710
3,692 Houlihan Lokey, Inc. 395,487
404 Independent Bank Corporation/MI 7,409
10,296 Intercontinental Exchange, Inc. 1,132,766
11,138 J.P. Morgan Chase & Company 1,615,233
963 Janus Henderson Group plc 24,865
2,896 Kinsale Capital Group, Inc. 1,199,320
632 Loews Corporation 40,012
2,932 M&T Bank Corporation 370,751
355 Marsh & McLennan Companies,
Inc. 67,557
3,863 Mastercard, Inc. 1,529,400
6,227 MetLife, Inc. 391,741
476 Metropolitan Bank Holding
Corporation
m
17,269
4,401 MGIC Investment Corporation 73,453
1,559 MidWestOne Financial Group, Inc. 31,694
3,482 Morgan Stanley 284,375
5,574 Nasdaq, Inc. 270,841
7,038 New York Community Bancorp,
Inc. 79,811
5,639 NU Holdings, Ltd./Cayman
Islands
m
40,883
13,408 PayPal Holdings, Inc.
m
783,832
Shares Common Stock (15.3%) Value
Financials (2.3%) - continued
109 PNC Financial Services Group,
Inc. $ 13,382
9,909 Radian Group, Inc. 248,815
6,805 Raymond James Financial, Inc. 683,426
3,570 RLI Corporation 485,127
280 SEI Investments Company 16,864
5,021 Triumph Financial, Inc.
m
325,311
323 TrustCo Bank Corporation NY 8,815
473 U.S. Bancorp 15,637
272 Veritex Holdings, Inc. 4,882
409 Visa, Inc. 94,074
6,887 Voya Financial, Inc. 457,641
25,237 Wells Fargo & Company 1,031,184
15,007 Western Alliance Bancorp 689,872
9,816 Zions Bancorp NA 342,480
Total 22,886,428
Health Care (1.9%)
6,222 Abbott Laboratories 602,601
2,210 Agilent Technologies, Inc. 247,122
217 Agiliti, Inc.
m
1,408
1,875 Align Technology, Inc.
m
572,475
1,444 Amgen, Inc. 388,089
3,412 AstraZeneca plc ADR 231,061
16,176 Avantor, Inc.
m
340,990
8,276 Baxter International, Inc. 312,336
1,399 Biogen, Inc.
m
359,557
3,496 Bio-Techne Corporation 237,973
6,876 Centene Corporation
m
473,619
1,987 Cigna Group 568,421
5,787 CVS Health Corporation 404,048
3,153 Danaher Corporation 782,259
621 Dentsply Sirona, Inc. 21,213
5,021 Edwards Lifesciences
Corporation
m
347,855
3,253 Elanco Animal Health, Inc.
m
36,564
1,344 Elevance Health, Inc. 585,205
292 Eli Lilly & Company 156,842
7,671 Enovis Corporation
m
404,492
7,291 Gilead Sciences, Inc. 546,388
8,494 Halozyme Therapeutics, Inc.
m
324,471
1,464 HCA Healthcare, Inc. 360,115
1,654 Hologic, Inc.
m
114,788
1,418 Intuitive Surgical, Inc.
m
414,467
3,985 Johnson & Johnson 620,664
3,309 Laboratory Corporation of America
Holdings 665,274
2,280 Lantheus Holdings, Inc.
m
158,414
41,675 Maravai LifeSciences Holdings,
Inc.
m
416,750
11,682 Medtronic plc 915,402
12,184 Merck & Company, Inc. 1,254,343
1,094 Molina Healthcare, Inc.
m
358,712
3,968 Novo Nordisk AS ADR
m
360,850
15,308 Pfizer, Inc. 507,766
6,060 Progyny, Inc.
m
206,161
2,379 QuidelOrtho Corporation
m
173,762
6,796 R1 RCM, Inc.
m
102,416
1,915 Sarepta Therapeutics, Inc.
m
232,136
1,182 Thermo Fisher Scientific, Inc. 598,293
2,385 UnitedHealth Group, Inc. 1,202,493
404 Vertex Pharmaceuticals, Inc.
m
140,487
20,318 Viemed Healthcare, Inc.
m
136,740
1,092 Waters Corporation
m
299,437
3,459 Zimmer Biomet Holdings, Inc. 388,169

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.3%) Value
Health Care (1.9%) - continued
5,354 Zoetis, Inc. $ 931,489
Total 18,504,117
Industrials (2.0%)
4,935 Advanced Drainage Systems, Inc. 561,751
11,383 Air Lease Corporation 448,604
2,456 AMETEK, Inc. 362,899
503 Armstrong World Industries, Inc. 36,216
5,019 ASGN, Inc.
m
409,952
2,036 Automatic Data Processing, Inc. 489,821
1,334 Axon Enterprise, Inc.
m
265,453
17,572 Badger Infrastructure Solutions,
Ltd. 448,793
8,250 Barnes Group, Inc. 280,252
424 Boise Cascade Company 43,689
988 Carlisle Companies, Inc. 256,149
191 Caterpillar, Inc. 52,143
4,564 Cimpress plc
m
319,526
287 Cintas Corporation 138,050
27,163 CNH Industrial NV 328,672
23,747 CSX Corporation 730,220
1,357 Cummins, Inc. 310,020
1,031 Curtiss-Wright Corporation 201,695
718 Deere & Company 270,959
10,800 Delta Air Lines, Inc. 399,600
8,489 ExlService Holdings, Inc.
m
238,032
13,585 Fastenal Company 742,284
2,266 Ferguson plc 372,689
7,574 Flowserve Corporation 301,218
8,387 Fluor Corporation
m
307,803
2,359 General Dynamics Corporation 521,268
192 Gibraltar Industries, Inc.
m
12,962
117 Gorman-Rupp Company 3,849
6,293 Greenbrier Companies, Inc. 251,720
6,693 Helios Technologies, Inc. 371,328
1,707 Honeywell International, Inc. 315,351
15,245 Howmet Aerospace, Inc. 705,081
251 Hubbell, Inc. 78,666
24,242 Janus International Group, Inc.
m
259,389
1,308 JB Hunt Transport Services, Inc. 246,584
4,212 Johnson Controls International plc 224,121
2,241 L3Harris Technologies, Inc. 390,203
1,548 Lincoln Electric Holdings, Inc. 281,411
4,835 ManpowerGroup, Inc. 354,502
1,145 Masco Corporation 61,200
19,619 Masterbrand, Inc.
m
238,371
4,614 Maximus, Inc. 344,574
6,424 Miller Industries, Inc. 251,885
1,830 Moog, Inc. 206,717
841 Northrop Grumman Corporation 370,200
1,741 Old Dominion Freight Line, Inc. 712,313
2,622 Oshkosh Corporation 250,217
2,174 Owens Corning, Inc. 296,555
1,680 Parker-Hannifin Corporation 654,394
3,562 Pentair plc 230,639
2,141 Quanta Services, Inc. 400,517
4,887 RB Global, Inc. 305,437
12,518 Schneider National, Inc. 346,623
769 Simpson Manufacturing Company,
Inc. 115,204
3,954 Tennant Company 293,189
7,619 Timken Company 559,920
14,715 Uber Technologies, Inc.
m
676,743
3,682 United Parcel Service, Inc. 573,913
Shares Common Stock (15.3%) Value
Industrials (2.0%) - continued
2,584 United Rentals, Inc. $ 1,148,769
Total 20,370,305
Information Technology (3.1%)
2,032 Adobe, Inc.
m
1,036,117
5,327 Advanced Micro Devices, Inc.
m
547,722
2,571 Amphenol Corporation 215,938
1,120 ANSYS, Inc.
m
333,256
22,611 Apple, Inc. 3,871,229
4,243 Applied Materials, Inc. 587,443
1,378 Autodesk, Inc.
m
285,122
78 Broadcom, Inc. 64,785
2,413 Calix, Inc.
m
110,612
10,776 Ciena Corporation
m
509,274
43,682 Cisco Systems, Inc. 2,348,344
7,573 Cohu, Inc.
m
260,814
2,332 Crane NXT Company 129,589
25,408 Dropbox, Inc.
m
691,860
2,036 Enphase Energy, Inc.
m
244,625
1,710 FormFactor, Inc.
m
59,747
3,780 Fortinet, Inc.
m
221,810
16,729 Gilat Satellite Networks, Ltd.
m
107,567
3,540 Guidewire Software, Inc.
m
318,600
893 Insight Enterprises, Inc.
m
129,932
543 KLA Corporation 249,052
17,946 Knowles Corporation
m
265,780
206 Lam Research Corporation 129,115
1,035 Littelfuse, Inc. 255,976
1,835 Microchip Technology, Inc. 143,222
19,741 Microsoft Corporation 6,233,221
740 NetApp, Inc. 56,151
1,911 NICE, Ltd. ADR
h,m
324,870
6,643 NVIDIA Corporation 2,889,639
4,809 ON Semiconductor Corporation
m
446,997
3,964 Plexus Corporation
m
368,573
13,342 QUALCOMM, Inc. 1,481,763
298 Roper Industries, Inc. 144,315
5,108 Salesforce, Inc.
m
1,035,800
14,115 Samsung Electronics Company,
Ltd. 713,572
1,362 ServiceNow, Inc.
m
761,304
1,640 Silicon Laboratories, Inc.
m
190,060
4,262 Sprout Social, Inc.
m
212,589
2,883 TE Connectivity, Ltd. 356,137
4,981 Texas Instruments, Inc. 792,029
5,563 Trimble, Inc.
m
299,623
45,280 TTM Technologies, Inc.
m
583,206
837 Tyler Technologies, Inc.
m
323,199
755 Universal Display Corporation 118,527
5,843 Varonis Systems, Inc.
m
178,445
1,469 VeriSign, Inc.
m
297,517
1,492 Western Digital Corporation
m
68,080
5,855 Wolfspeed, Inc.
m
223,076
2,033 Workiva, Inc.
m
206,024
Total 31,422,248
Materials (0.6%)
6,173 Alcoa Corporation 179,387
2,371 Allegheny Technologies, Inc.
m
97,567
13,701 Axalta Coating Systems, Ltd.
m
368,557
9,282 Ball Corporation 462,058
1,927 Berry Plastics Group, Inc. 119,301
3,813 Carpenter Technology Corporation 256,272
5,864 CF Industries Holdings, Inc. 502,779
159 Eagle Materials, Inc. 26,477

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (15.3%) Value
Materials (0.6%) - continued
3,941 Eastman Chemical Company $ 302,353
6,403 Ingevity Corporation
m
304,847
22,078 Ivanhoe Mines, Ltd.
m
189,205
810 Linde plc 301,603
4,875 Nucor Corporation 762,206
4,734 PPG Industries, Inc. 614,473
5,940 Steel Dynamics, Inc. 636,887
21,963 Tronox Holdings plc 295,183
2,032 United States Lime & Minerals, Inc. 408,432
Total 5,827,587
Real Estate (0.5%)
5,595 Agree Realty Corporation 309,068
3,387 Alexandria Real Estate Equities,
Inc. 339,039
2,149 AvalonBay Communities, Inc. 369,069
1,990 Camden Property Trust 188,214
2,615 CBRE Group, Inc.
m
193,144
37,746 Cushman and Wakefield plc
m
287,624
1,193 Equity Residential 70,041
21,243 Healthcare Realty Trust, Inc. 324,381
22,189 Host Hotels & Resorts, Inc. 356,577
18,730 Independence Realty Trust, Inc. 263,531
1,638 Kite Realty Group Trust 35,086
1,229 Mid-America Apartment
Communities, Inc. 158,111
12,439 National Storage Affiliates Trust 394,814
1,526 Public Storage 402,131
3,800 SBA Communications Corporation 760,646
4,276 UDR, Inc. 152,525
Total 4,604,001
Utilities (0.4%)
7,865 Alliant Energy Corporation 381,059
4,837 American Electric Power
Company, Inc. 363,839
1,786 Black Hills Corporation 90,354
10,129 CenterPoint Energy, Inc. 271,964
5,731 Constellation Energy Corporation 625,137
4,964 Duke Energy Corporation 438,123
3,051 Entergy Corporation 282,218
3,537 Evergy, Inc. 179,326
36,175 NiSource, Inc. 892,799
2,097 NorthWestern Corporation 100,782
531 OGE Energy Corporation 17,698
4,338 Portland General Electric
Company 175,602
5,385 Public Service Enterprise Group,
Inc. 306,460
2,881 Spire, Inc. 163,007
Total 4,288,368
Total Common Stock
(cost $122,493,707) 153,155,432
Shares
Registered Investment
Companies ( 9.0% ) Value
U.S. Affiliated  (8.3%)
9,822,362 Thrivent Core Emerging Markets
Debt Fund 72,783,700
Shares
Registered Investment
Companies (9.0%) Value
U.S. Affiliated  (8.3%)- continued
1,131,245 Thrivent Core International Equity
Fund $ 10,667,644
Total 83,451,344
U.S. Unaffiliated  (0.7%)
90,022 Aberdeen Asia-Pacific Income
Fund, Inc. 220,554
34,150 AllianceBernstein Global High
Income Fund, Inc. 331,255
42,550 Allspring Income Opportunities
Fund 259,555
12,162 BlackRock Core Bond Trust 120,890
35,585 BlackRock Corporate High Yield
Fund, Inc. 307,099
31,155 BlackRock Credit Allocation
Income Trust 301,580
8,030 BlackRock Debt Strategies Fund,
Inc. 82,468
28,892 BlackRock Enhanced Global
Dividend Trust 272,451
7,900 BlackRock Enhanced International
Dividend Trust 39,421
1,025 BlackRock Floating Rate Income
Strategies Fund, Inc. 12,935
5,466 BlackRock Income Trust, Inc. 62,203
17,118 BlackRock Multi-Sector Income
Trust 247,697
24,550 Blackstone Strategic Credit 2027
Term Fund 269,804
34,123 Eaton Vance Limited Duration
Income Fund 308,472
2,410 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 17,762
25,523 First Trust High Income Long/Short
Fund 273,607
8,692 Invesco Dynamic Credit
Opportunities Fund
c,m
91,491
1,848 iShares Biotechnology ETF
h
225,992
14,400 iShares Preferred and Income
Securities ETF
h
434,160
66,250 Nuveen Credit Strategies Income
Fund 335,225
10,350 Nuveen Preferred Income
Opportunities Fund 65,516
8,000 Nuveen Quality Preferred Income
Fund II 49,360
28,182 PGIM Global High Yield Fund, Inc. 303,802
28,708 PGIM High Yield Bond Fund, Inc. 338,180
6,827 Pimco Dynamic Income Fund 117,971
2,750 SPDR Bloomberg High Yield Bond
ETF
h
248,600
2,923 SPDR S&P Biotech ETF
h
213,437
3,117 Tri-Continental Corporation 82,881
14,250 Vanguard Short-Term Corporate
Bond ETF 1,070,888
8,800 Virtus Convertible & Income Fund 27,368
17,103 Virtus Dividend, Interest &
Premium Strategy Fund 193,777
2,700 Virtus Equity & Convertible Income
Fund 53,703
43,294 Voya Global Equity Dividend &
Premium Opportunity Fund 212,141

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (9.0%) Value
U.S. Unaffiliated  (0.7%)- continued
65,835 Western Asset High Income
Opportunity Fund, Inc. $ 239,639
Total 7,431,884
Total Registered Investment
Companies (cost $112,623,185) 90,883,228
Shares Preferred Stock ( 1.2% ) Value
Communications Services (0.1%)
35,275 AT&T, Inc., 4.750%
k
676,574
3,800 Paramount Global, Convertible,
5.750% 67,450
15,250 Telephone and Data Systems, Inc.,
6.000%
k
208,163
Total 952,187
Energy (0.1%)
15,460 Crestwood Equity Partners, LP,
9.250%
k
150,117
6,975 Energy Transfer, LP, 7.600%
b,k
170,399
6,317 Nustar Logistics, LP, 12.304%
b
162,410
1,110 UGI Corporation, Convertible,
7.250% 63,425
Total 546,351
Financials (0.8%)
10,000 Aegon Funding Corporation II,
5.100% 198,600
20,000 Allstate Corporation, 5.100%
k
390,800
16,278 Apollo Global Management, Inc.,
Convertible, 6.750%
m
896,918
28,275 Bank of America Corporation,
4.250%
k
482,089
840 Bank of America Corporation,
Convertible, 7.250%
k
934,256
19,925 Capital One Financial Corporation,
5.000%
k
372,996
9,000 Equitable Holdings, Inc., 5.250%
k
177,300
585 First Horizon Bank, 6.393%
*,b,k
388,243
23,000 J.P. Morgan Chase & Company,
4.200%
k
416,300
16,250 J.P. Morgan Chase & Company,
4.750%
k
332,962
15,950 KeyCorp, 6.200%
b,k
314,853
13,050 Morgan Stanley, 4.250%
k
222,503
10,400 Morgan Stanley, 5.850%
b,k
241,592
13,084 Morgan Stanley, 7.125%
b,k
335,735
14,525 Public Storage Operating
Company, 4.125%
k
261,014
5,025 Public Storage Operating
Company, 4.625%
k
98,993
1,275 Public Storage Operating
Company, 4.700%
k
24,952
3,900 Regions Financial Corporation,
5.700%
b,k
76,440
3,500 Synovus Financial Corporation,
5.875%
b,k
75,355
13,100 U.S. Bancorp, 4.000%
k
209,731
21,000 Wells Fargo & Company, 4.250%
k
350,490
1,023 Wells Fargo & Company,
Convertible, 7.500%
k
1,140,645
Total 7,942,767
Shares Preferred Stock (1.2%) Value
Utilities (0.2%)
10,420 AES Corporation, Convertible,
6.875% $ 635,620
23,000 CMS Energy Corporation, 4.200%
k
455,860
17,596 NextEra Energy, Inc., Convertible,
6.926%
h
665,657
2,799 NiSource, Inc., Convertible,
7.750% 272,762
13,600 Southern Company, 4.950% 286,280
Total 2,316,179
Total Preferred Stock
(cost $14,516,450) 11,757,484
Shares
Collateral Held for Securities
Loaned ( 1.2% ) Value
11,714,909 Thrivent Cash Management Trust 11,714,909
Total Collateral Held for
Securities Loaned
(cost $11,714,909) 11,714,909
Shares or
Principal
Amount Short-Term Investments ( 4.2% ) Value
Federal Home Loan Bank Discount
Notes
900,000 5.285%, 11/15/2023
n,o
894,373
2,000,000 5.300%, 12/6/2023
n,o
1,981,506
200,000 5.310%, 12/13/2023
n,o
197,952
1,800,000 5.315%, 12/15/2023
n,o
1,781,063
Thrivent Core Short-Term Reserve
Fund
3,606,645 5.650% 36,066,448
U.S. Treasury Bills
500,000 5.284%, 11/16/2023
n,p
496,691
400,000 5.267%, 11/21/2023
n,q
397,047
Total Short-Term Investments
(cost $41,798,972) 41,815,080
Total Investments (cost
$1,080,194,489) 102.6% $1,029,384,172
Other Assets and Liabilities, Net
(2.6%) (26,292,469)
Total Net Assets 100.0% $1,003,091,703
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 29, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 29,
2023, the value of these investments was $206,809,199 or
20.6% of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 29, 2023.
h All or a portion of the security is on loan.
i Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
j All or a portion of the security is insured or guaranteed.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Defaulted security.  Interest is not being accrued.
m Non-income producing security.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p At September 29, 2023, $288,081 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
q All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Diversified
Income Plus Fund as of September 29, 2023 was $402,493
or 0.04% of total net assets. The following table indicates
the acquisition date and cost of restricted securities shown in the schedule as of September 29, 2023.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 12/4/2013 $ 150,000
First Horizon Bank, 6.393%,
3/5/2019 6/21/2017 440,212
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Fund as of September 29, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 9,419,951
Common Stock 1,944,076
Total lending $11,364,027
Gross amount payable upon return of
collateral for securities loaned $11,714,909
Net amounts due to counterparty $350,882
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Diversified Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,274,477 – 2,015,059 259,418
Capital Goods 7,561,506 – 6,835,405 726,101
Communications Services 10,522,128 – 10,522,128 –
Consumer Cyclical 12,683,437 – 12,683,437 –
Consumer Non-Cyclical 11,852,434 – 11,347,573 504,861
Energy 1,667,582 – 1,667,582 –
Financials 5,891,382 – 5,891,382 –
Technology 15,072,135 – 15,072,135 –
Transportation 4,161,092 – 4,161,092 –
Utilities 821,326 – 821,326 –
Long-Term Fixed Income
Asset-Backed Securities 58,541,520 – 58,541,520 –
Basic Materials 10,440,575 – 10,440,575 –
Capital Goods 19,651,275 – 19,651,275 –
Collateralized Mortgage Obligations 49,658,164 – 49,658,164 –
Commercial Mortgage-Backed Securities 6,748,253 – 6,748,253 –
Communications Services 23,813,584 – 23,813,584 –
Consumer Cyclical 35,296,337 – 35,296,337 –
Consumer Non-Cyclical 28,637,291 – 28,637,291 –
Energy 26,957,257 – 26,957,257 –
Financials 77,773,564 – 77,773,564 –
Foreign Government 189,399 – 189,399 –
Mortgage-Backed Securities 214,717,768 – 214,717,768 –
Technology 21,805,918 – 21,805,918 –
Transportation 7,936,548 – 7,936,548 –
U.S. Government & Agencies 47,571,381 – 47,571,381 –
Utilities 17,811,706 – 17,811,706 –
Common Stock
Communications Services 11,444,286 11,397,764 46,522 –
Consumer Discretionary 16,528,984 16,528,984 – –
Consumer Staples 8,814,466 8,814,466 – –
Energy 8,464,642 8,464,642 – –
Financials 22,886,428 22,886,428 – –
Health Care 18,504,117 18,504,117 – –
Industrials 20,370,305 19,921,512 448,793 –
Information Technology 31,422,248 30,708,676 713,572 –
Materials 5,827,587 5,638,382 189,205 –
Real Estate 4,604,001 4,604,001 – –
Utilities 4,288,368 4,288,368 – –
Preferred Stock
Communications Services 952,187 952,187 – –
Energy 546,351 546,351 – –
Financials 7,942,767 7,554,524 388,243 –
Utilities 2,316,179 2,316,179 – –
Registered Investment Companies
U.S. Unaffiliated 7,431,884 7,340,393 – 91,491
Short-Term Investments 5,748,632 – 5,748,632 –
Subtotal Investments in Securities $898,151,471 $170,466,974 $726,102,626 $1,581,871
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 83,451,344
Affiliated Short-Term Investments 36,066,448
Collateral Held for Securities Loaned 11,714,909
Subtotal Other Investments $131,232,701
Total Investments at Value $1,029,384,172
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Diversified Income Plus Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,249,417 1,249,417 – –
Credit Default Swaps 3,782 – 3,782 –
Total Asset Derivatives $1,253,199 $1,249,417 $3,782 $–
Liability Derivatives
Futures Contracts 4,120,697 4,120,697 – –
Total Liability Derivatives $4,120,697 $4,120,697 $– $–
The following table presents Diversified Income Plus Fund's futures contracts held as of September 29, 2023. Investments and/or cash totaling
$4,854,894 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 28 December 2023 $ 3,090,140 ( $ 64,390)
CBOT 2-Yr. U.S. Treasury Note 52 December 2023 10,587,824 (46,855)
CBOT U.S. Long Bond 83 December 2023 9,992,237 (548,394)
CME E-mini S&P 500 Index 146 December 2023 32,890,507 (1,314,357)
CME Ultra Long Term U.S. Treasury Bond 150 December 2023 19,178,172 (1,375,047)
ICE mini MSCI EAFE Index 200 December 2023 20,999,412 (584,412)
ICE US mini MSCI Emerging Markets Index 58 December 2023 2,841,054 (70,104)
Ultra 10-Yr. U.S. Treasury Note 33 December 2023 3,798,701 (117,138)
Total Futures Long Contracts $ 103,378,047 ( $ 4,120,697)
CME E-mini Russell 2000 Index (219) December 2023 ( $ 20,550,509) $ 855,839
CME E-mini S&P Mid-Cap 400 Index (10) December 2023 (2,605,893) 85,493
CME Euro Foreign Exchange Currency (78) December 2023 (10,488,822) 141,635
Eurex Euro STOXX 50 Index (231) December 2023 (10,394,583) 166,450
Total Futures Short Contracts ( $ 44,039,807) $1,249,417
Total Futures Contracts $ 59,338,240 ($2,871,280)

Diversified Income Plus Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Diversified Income Plus Fund's swaps contracts held as of September 29, 2023. Investments totaling $397,047 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 41, 5 Year, at 5.00%, Quarterly Buy 12/20/2028 $ 5,835,000 $ – $ 3,782 $ 3,782
Total Credit Default Swaps $– $3,782 $3,782
1 As the buyer of protection, Diversified Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Diversified Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Diversified Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Fund, is as follows:
Fund
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $91,053 $3,664 $20,350 $72,783 9,822 7.2%
Core International Equity 23,318 – 14,000 10,668 1,131 1.1
Total U.S. Affiliated Registered Investment
Companies 114,371 83,451 8.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% 99,203 267,966 331,103 36,066 3,607 3.6
Total Affiliated Short-Term Investments 99,203 36,066 3.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   19,586 137,981 145,852 11,715 11,715 1.2
Total Collateral Held for Securities Loaned 19,586 11,715 1.2
Total Value $233,160 $131,232
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2023
- 9/29/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($5,940) $4,356 $– $3,665
Core International Equity (366) 1,716 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% 2 (2) – 2,600
Total Income/Non Income Cash from Affiliated Investments $6,265
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 150
Total Affiliated Income from Securities Loaned, Net $150
Total ($6,304) $6,070 $–

Multidimensional Income Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 73.3% ) Value
Basic Materials (1.9%)
ATI, Inc.
$ 33,000 7.250%,  8/15/2030 $ 32,753
ATI, Inc., Convertible
13,000 3.500%,  6/15/2025 34,964
Cascades, Inc./Cascades USA,
Inc.
40,000 5.125%,  1/15/2026
a
38,290
Chemours Company
60,000 5.750%,  11/15/2028
a
52,074
Cleveland-Cliffs, Inc.
27,000 5.875%,  6/1/2027
b
25,699
40,000 4.625%,  3/1/2029
a
34,843
Consolidated Energy Finance SA
113,000 5.625%,  10/15/2028
a
93,366
First Quantum Minerals, Ltd.
76,000 6.875%,  10/15/2027
a
72,913
Hecla Mining Company
25,000 7.250%,  2/15/2028 24,187
Hudbay Minerals, Inc.
45,000 4.500%,  4/1/2026
a
42,101
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
38,000 9.000%,  7/1/2028
a
35,889
Methanex Corporation
59,000 4.250%,  12/1/2024 57,423
Mineral Resources, Ltd.
10,000 9.250%,  10/1/2028
a
10,100
Novelis Corporation
35,000 3.250%,  11/15/2026
a
31,258
20,000 4.750%,  1/30/2030
a
17,309
15,000 3.875%,  8/15/2031
a
11,979
Olin Corporation
41,000 5.125%,  9/15/2027 38,335
25,000 5.625%,  8/1/2029 23,523
Peabody Energy Corporation,
Convertible
12,000 3.250%,  3/1/2028
b
18,090
SCIL IV, LLC/SCIL USA Holdings,
LLC
48,000 5.375%,  11/1/2026
a
43,859
SNF Group SACA
50,000 3.375%,  3/15/2030
a
40,355
SunCoke Energy, Inc.
56,000 4.875%,  6/30/2029
a
47,585
Taseko Mines, Ltd.
42,000 7.000%,  2/15/2026
a,b
39,233
Unifrax Escrow Issuer Corporation
44,000 5.250%,  9/30/2028
a
31,334
United States Steel Corporation
63,000 6.875%,  3/1/2029 61,932
United States Steel Corporation,
Convertible
14,000 5.000%,  11/1/2026 34,482
Total 993,876
Capital Goods (3.9%)
Advanced Drainage Systems, Inc.
35,000 6.375%,  6/15/2030
a
33,616
AECOM
90,000 5.125%,  3/15/2027 85,239
Amsted Industries, Inc.
65,000 5.625%,  7/1/2027
a
61,263
15,000 4.625%,  5/15/2030
a
12,701
Principal
Amount Long-Term Fixed Income (73.3%) Value
Capital Goods (3.9%) - continued
ARD Finance SA
$ 20,000 6.500%,  6/30/2027
a
$ 15,089
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
37,000 5.250%,  8/15/2027
a
30,876
16,000 5.250%,  8/15/2027
a
13,352
Bombardier, Inc.
48,000 7.875%,  4/15/2027
a
46,836
53,000 6.000%,  2/15/2028
a
48,081
Brand Industrial Services, Inc.
16,000 10.375%,  8/1/2030
a
16,025
Builders FirstSource, Inc.
25,000 5.000%,  3/1/2030
a
22,290
Canpack SA/Canpack US, LLC
60,000 3.125%,  11/1/2025
a
55,349
Chart Industries, Inc.
53,000 7.500%,  1/1/2030
a
53,290
Chart Industries, Inc., Convertible
12,000 1.000%,  11/15/2024 34,848
Clean Harbors, Inc.
35,000 6.375%,  2/1/2031
a
34,033
Clydesdale Acquisition Holdings,
Inc.
8,000 6.625%,  4/15/2029
a
7,438
17,000 8.750%,  4/15/2030
a
14,580
Cornerstone Building Brands, Inc.
43,000 6.125%,  1/15/2029
a
32,598
Covanta Holding Corporation
40,000 4.875%,  12/1/2029
a
32,816
CP Atlas Buyer, Inc.
40,000 7.000%,  12/1/2028
a,b
31,366
Crown Cork & Seal Company, Inc.
50,000 7.375%,  12/15/2026 50,750
Fluor Corporation, Convertible
39,000 1.125%,  8/15/2029
a
40,307
GFL Environmental, Inc.
62,000 4.000%,  8/1/2028
a
54,174
26,000 3.500%,  9/1/2028
a
22,384
Greenbrier Companies, Inc.,
Convertible
25,000 2.875%,  4/15/2028 23,550
H&E Equipment Services, Inc.
114,000 3.875%,  12/15/2028
a
97,344
Herc Holdings, Inc.
45,000 5.500%,  7/15/2027
a
42,555
Howmet Aerospace, Inc.
130,000 3.000%,  1/15/2029 110,040
Kaman Corporation, Convertible
10,000 3.250%,  5/1/2024 9,707
Mauser Packaging Solutions
Holding Company
26,000 9.250%,  4/15/2027
a
22,726
MIWD Holdco II, LLC
24,000 5.500%,  2/1/2030
a
19,830
Mueller Water Products, Inc.
32,000 4.000%,  6/15/2029
a
27,869
Nesco Holdings II, Inc.
60,000 5.500%,  4/15/2029
a
52,650
New Enterprise Stone and Lime
Company, Inc.
89,000 5.250%,  7/15/2028
a
79,857
OI European Group BV
60,000 4.750%,  2/15/2030
a
52,191

Multidimensional Income Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.3%) Value
Capital Goods (3.9%) - continued
Owens-Brockway Glass Container,
Inc.
$ 27,000 6.625%,  5/13/2027
a
$ 26,322
Pactiv Evergreen Group
40,000 4.375%,  10/15/2028
a
34,706
Patrick Industries, Inc., Convertible
10,000 1.750%,  12/1/2028 9,435
PGT Innovations, Inc.
50,000 4.375%,  10/1/2029
a
46,104
Sealed Air Corporation
44,000 6.125%,  2/1/2028
a
42,615
Silgan Holdings, Inc.
22,000 4.125%,  2/1/2028 19,682
SRM Escrow Issuer, LLC
66,000 6.000%,  11/1/2028
a
60,948
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
30,000 7.750%,  4/15/2026
a
29,400
TransDigm, Inc.
5,000 6.250%,  3/15/2026
a
4,913
192,000 5.500%,  11/15/2027 179,779
Triumph Group, Inc.
45,000 9.000%,  3/15/2028
a
44,496
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 65,387
30,000 4.000%,  7/15/2030 25,567
Waste Pro USA, Inc.
15,000 5.500%,  2/15/2026
a
14,007
WESCO Distribution, Inc.
75,000 7.250%,  6/15/2028
a
75,364
Total 2,066,345
Collateralized Mortgage Obligations (0.1%)
GMACM Mortgage Loan Trust
12,941
3.631%,  11/19/2035, Ser.
2005-AR6, Class 1A1
c
11,565
Residential Accredit Loans, Inc.
Trust
39,817
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 29,828
Total 41,393
Communications Services (4.2%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
45,000 10.500%,  2/15/2028
a
25,739
Altice Financing SA
15,000 5.750%,  8/15/2029
a
12,293
Altice France SA/France
29,000 5.125%,  7/15/2029
a
20,616
125,000 5.500%,  10/15/2029
a
89,889
AMC Networks, Inc.
20,000 5.000%,  4/1/2024 19,724
69,000 4.250%,  2/15/2029 42,338
Cable One, Inc., Convertible
39,000 1.125%,  3/15/2028 29,016
CCO Holdings, LLC/CCO Holdings
Capital Corporation
32,000 5.500%,  5/1/2026
a
30,909
10,000 5.125%,  5/1/2027
a
9,317
89,000 6.375%,  9/1/2029
a
82,989
30,000 4.750%,  3/1/2030
a
25,184
23,000 4.250%,  2/1/2031
a
18,309
Principal
Amount Long-Term Fixed Income (73.3%) Value
Communications Services (4.2%) - continued
$ 128,000 4.750%,  2/1/2032
a
$ 102,400
55,000 4.250%,  1/15/2034
a
40,495
Cengage Learning, Inc.
2,000 9.500%,  6/15/2024
a
2,002
CenterPoint Energy, Inc.,
Convertible
850 3.369%,  9/15/2029 34,281
Cimpress plc
33,000 7.000%,  6/15/2026 30,885
Clear Channel Outdoor Holdings,
Inc.
10,000 7.500%,  6/1/2029
a
7,646
Clear Channel Worldwide
Holdings, Inc.
78,000 5.125%,  8/15/2027
a
69,263
Connect Finco SARL/Connect US
Finco, LLC
27,000 6.750%,  10/1/2026
a
25,183
CSC Holdings, LLC
110,000 5.375%,  2/1/2028
a
89,552
41,000 6.500%,  2/1/2029
a
33,966
11,000 4.125%,  12/1/2030
a
7,785
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
87,000 5.875%,  8/15/2027
a
76,924
DISH DBS Corporation
20,000 5.875%,  11/15/2024 18,616
21,000 5.250%,  12/1/2026
a
17,847
21,000 7.375%,  7/1/2028 13,232
29,000 5.750%,  12/1/2028
a
22,294
31,000 5.125%,  6/1/2029 17,186
DISH Network Corporation
12,000 11.750%,  11/15/2027
a
12,090
Frontier Communications
Holdings, LLC
57,000 5.875%,  10/15/2027
a
51,840
24,000 6.750%,  5/1/2029
a,b
18,465
16,000 8.750%,  5/15/2030
a
15,192
GCI, LLC
45,000 4.750%,  10/15/2028
a
38,813
Gray Escrow II, Inc.
75,000 5.375%,  11/15/2031
a
49,083
Gray Television, Inc.
50,000 4.750%,  10/15/2030
a,b
33,124
Hughes Satellite Systems
Corporation
20,000 6.625%,  8/1/2026
b
17,100
Iliad Holding SASU
73,000 6.500%,  10/15/2026
a
68,584
LCPR Senior Secured Financing
DAC
40,000 6.750%,  10/15/2027
a
36,740
Level 3 Financing, Inc.
50,000 4.625%,  9/15/2027
a
35,958
49,000 4.250%,  7/1/2028
a
30,529
28,000 10.500%,  5/15/2030
a
28,184
McGraw-Hill Education, Inc.
36,000 5.750%,  8/1/2028
a
31,059
3,000 8.000%,  8/1/2029
a
2,603
News Corporation
51,000 3.875%,  5/15/2029
a
43,860

Multidimensional Income Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.3%) Value
Communications Services (4.2%) - continued
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
$ 22,000 6.250%,  6/15/2025
a
$ 21,554
20,000 4.625%,  3/15/2030
a,b
15,722
Paramount Global
75,000 6.375%,  3/30/2062
c
58,906
Playtika Holding Corporation
50,000 4.250%,  3/15/2029
a
41,750
Radiate Holdco, LLC/Radiate
Finance, Inc.
35,000 6.500%,  9/15/2028
a
18,375
Rogers Communications, Inc.
80,000 5.250%,  3/15/2082
a,c
70,742
Sirius XM Radio, Inc.
44,000 5.000%,  8/1/2027
a
40,190
25,000 4.000%,  7/15/2028
a
21,339
30,000 4.125%,  7/1/2030
a
24,018
TEGNA, Inc.
69,000 4.625%,  3/15/2028 59,685
Telecom Italia Capital SA
17,000 6.000%,  9/30/2034 14,174
Telecom Italia SPA/Milano
23,000 5.303%,  5/30/2024
a
22,613
Telesat Canada/Telesat, LLC
20,000 4.875%,  6/1/2027
a
12,960
10,000 6.500%,  10/15/2027
a
5,100
United States Cellular Corporation
35,000 6.700%,  12/15/2033 34,038
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
76,000 4.750%,  4/15/2028
a
62,060
Univision Communications, Inc.
52,000 6.625%,  6/1/2027
a
48,429
Vodafone Group plc
88,000 7.000%,  4/4/2079
c
87,402
VTR Finance NV
40,000 6.375%,  7/15/2028
a
14,929
VZ Secured Financing BV
40,000 5.000%,  1/15/2032
a
31,422
YPSO Finance BIS SA
25,000 10.500%,  5/15/2027
a
15,592
Total 2,250,104
Consumer Cyclical (5.9%)
1011778 B.C., ULC/New Red
Finance, Inc.
105,000 4.375%,  1/15/2028
a
94,642
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
25,000 6.625%,  7/15/2026
a
23,689
35,000 6.000%,  6/1/2029
a
26,092
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
50,000 4.625%,  6/1/2028
a
41,668
30,000 4.625%,  6/1/2028
a
24,906
American Axle & Manufacturing,
Inc.
74,000 6.500%,  4/1/2027 70,258
Arko Corporation
32,000 5.125%,  11/15/2029
a
25,809
Principal
Amount Long-Term Fixed Income (73.3%) Value
Consumer Cyclical (5.9%) - continued
Ashton Woods USA, LLC/Ashton
Woods Finance Company
$ 30,000 4.625%,  8/1/2029
a
$ 25,316
28,000 4.625%,  4/1/2030
a
22,921
Bloomin' Brands, Inc., Convertible
2,000 5.000%,  5/1/2025 4,379
Booking Holdings, Inc.,
Convertible
12,000 0.750%,  5/1/2025 20,040
Boyd Gaming Corporation
50,000 4.750%,  6/15/2031
a
42,549
Boyne USA, Inc.
20,000 4.750%,  5/15/2029
a
17,493
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
32,000 6.250%,  9/15/2027
a
28,810
Burlington Stores, Inc., Convertible
21,000 2.250%,  4/15/2025 20,357
Caesars Entertainment, Inc.
52,000 6.250%,  7/1/2025
a
51,288
12,000 8.125%,  7/1/2027
a
12,057
70,000 4.625%,  10/15/2029
a
59,294
Carnival Corporation
55,000 7.625%,  3/1/2026
a
53,503
85,000 5.750%,  3/1/2027
a
76,944
Cedar Fair, LP
62,000 5.250%,  7/15/2029 53,884
Churchill Downs, Inc.
25,000 4.750%,  1/15/2028
a
22,551
21,000 6.750%,  5/1/2031
a
19,845
Cinemark USA, Inc.
61,000 5.875%,  3/15/2026
a,b
58,567
Clarios Global, LP/Clarios US
Finance Company, Inc.
15,000 8.500%,  5/15/2027
a,b
14,957
Cracker Barrel Old Country Store,
Inc., Convertible
2,000 0.625%,  6/15/2026 1,651
Expedia Group, Inc., Convertible
41,000 Zero Coupon,  2/15/2026 35,621
Ford Motor Company
88,000 3.250%,  2/12/2032 67,818
52,000 6.100%,  8/19/2032 48,979
Ford Motor Company, Convertible
48,000 Zero Coupon,  3/15/2026 47,160
Ford Motor Credit Company, LLC
119,000 2.300%,  2/10/2025 111,618
75,000 4.134%,  8/4/2025 71,106
51,000 2.700%,  8/10/2026 45,511
Forestar Group, Inc.
40,000 3.850%,  5/15/2026
a
36,308
General Motors Financial
Company, Inc.
50,000 5.700%,  9/30/2030
c,d
42,730
Goodyear Tire & Rubber Company
40,000 5.000%,  7/15/2029 34,453
Guitar Center Escrow Issuer II, Inc.
15,000 8.500%,  1/15/2026
a,b
13,028
Hanesbrands, Inc.
43,000 4.875%,  5/15/2026
a,b
39,421

Multidimensional Income Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.3%) Value
Consumer Cyclical (5.9%) - continued
Hilton Domestic Operating
Company, Inc.
$ 23,000 3.625%,  2/15/2032
a
$ 18,543
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
37,000 5.000%,  6/1/2029
a
32,096
Hilton Worldwide Finance, LLC
70,000 4.875%,  4/1/2027
b
66,588
International Game Technology plc
81,000 5.250%,  1/15/2029
a
74,642
Jacobs Entertainment, Inc.
32,000 6.750%,  2/15/2029
a
28,400
Jaguar Land Rover Automotive plc
56,000 5.500%,  7/15/2029
a
47,880
KB Home
45,000 4.800%,  11/15/2029 39,600
L Brands, Inc.
80,000 6.625%,  10/1/2030
a
75,001
10,000 6.875%,  11/1/2035 8,931
Light & Wonder International, Inc.
46,000 7.250%,  11/15/2029
a
45,080
Live Nation Entertainment, Inc.,
Convertible
25,000 2.000%,  2/15/2025 25,462
32,000 3.125%,  1/15/2029
a
33,184
Macy's Retail Holdings, LLC
70,000 5.875%,  4/1/2029
a
61,291
Marriott Vacations Worldwide
Corporation, Convertible
21,000 Zero Coupon,  1/15/2026 18,386
19,000 3.250%,  12/15/2027
a
16,578
Mattamy Group Corporation
47,000 5.250%,  12/15/2027
a
42,894
Michaels Companies, Inc.
40,000 5.250%,  5/1/2028
a,b
31,924
NCL Corporation, Ltd.
21,000 3.625%,  12/15/2024
a
20,167
16,000 5.875%,  3/15/2026
a
14,772
27,000 5.875%,  2/15/2027
a
25,676
Nissan Motor Company, Ltd.
18,000 3.522%,  9/17/2025
a
17,000
19,000 4.345%,  9/17/2027
a
17,343
24,000 4.810%,  9/17/2030
a
20,700
PENN Entertainment, Inc.
55,000 4.125%,  7/1/2029
a
44,945
PetSmart, Inc./PetSmart Finance
Corporation
65,000 4.750%,  2/15/2028
a
56,903
33,000 7.750%,  2/15/2029
a
30,752
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
62,000 5.750%,  4/15/2026
a
60,150
44,000 6.250%,  1/15/2028
a,b
40,751
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
55,000 5.750%,  1/15/2029
a
39,762
Royal Caribbean Cruises, Ltd.
9,000 11.500%,  6/1/2025
a
9,501
86,000 4.250%,  7/1/2026
a
78,853
37,000 9.250%,  1/15/2029
a
39,088
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
5,000 6.625%,  3/1/2030
a
4,313
Principal
Amount Long-Term Fixed Income (73.3%) Value
Consumer Cyclical (5.9%) - continued
SeaWorld Parks and
Entertainment, Inc.
$ 32,000 5.250%,  8/15/2029
a
$ 28,109
Six Flags Theme Parks, Inc.
18,000 7.000%,  7/1/2025
a
17,954
Staples, Inc.
47,000 7.500%,  4/15/2026
a
38,650
32,000 10.750%,  4/15/2027
a
18,786
Station Casinos, LLC
39,000 4.625%,  12/1/2031
a
31,195
Tenneco, Inc.
33,000 8.000%,  11/17/2028
a
26,854
Tripadvisor, Inc.
12,000 7.000%,  7/15/2025
a
11,977
Uber Technologies, Inc.
35,000 6.250%,  1/15/2028
a
34,225
Uber Technologies, Inc.,
Convertible
33,000 Zero Coupon,  12/15/2025 30,786
Vail Resorts, Inc., Convertible
34,000 Zero Coupon,  1/1/2026 29,920
Viking Cruises, Ltd.
20,000 5.875%,  9/15/2027
a
18,254
Wabash National Corporation
51,000 4.500%,  10/15/2028
a
42,960
Wyndham Hotels & Resorts, Inc.
30,000 4.375%,  8/15/2028
a
26,945
Yum! Brands, Inc.
52,000 4.750%,  1/15/2030
a
46,707
ZF North America Capital, Inc.
29,000 7.125%,  4/14/2030
a
28,414
Total 3,126,115
Consumer Non-Cyclical (3.7%)
1375209 B.C., Ltd.
38,000 9.000%,  1/30/2028
a,b
37,562
AdaptHealth, LLC
27,000 4.625%,  8/1/2029
a
20,723
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
75,000 4.625%,  1/15/2027
a
70,816
45,000 3.500%,  3/15/2029
a
38,366
B&G Foods, Inc.
37,000 5.250%,  4/1/2025 36,309
24,000 5.250%,  9/15/2027 20,099
26,000 8.000%,  9/15/2028
a
26,035
Bausch & Lomb Escrow
Corporation
10,000 8.375%,  10/1/2028
a
10,030
Bausch Health Companies, Inc.
23,000 5.500%,  11/1/2025
a,b
20,369
30,000 4.875%,  6/1/2028
a
17,061
51,000 11.000%,  9/30/2028
a
34,601
BellRing Brands, Inc.
32,000 7.000%,  3/15/2030
a
31,509
BioMarin Pharmaceutical, Inc.,
Convertible
29,000 1.250%,  5/15/2027
b
28,727
Catalent Pharma Solutions, Inc.
33,000 3.125%,  2/15/2029
a,b
27,066
Central Garden & Pet Company
65,000 4.125%,  10/15/2030 54,191

Multidimensional Income Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.3%) Value
Consumer Non-Cyclical (3.7%) - continued
Cheplapharm Arzneimittel GmbH
$ 10,000 5.500%,  1/15/2028
a
$ 9,073
Chobani, LLC/Chobani Finance
Corporation, Inc.
60,000 4.625%,  11/15/2028
a
52,919
CHS/Community Health Systems,
Inc.
18,000 5.625%,  3/15/2027
a
15,439
19,000 8.000%,  12/15/2027
a,b
17,717
50,000 6.000%,  1/15/2029
a
40,379
21,000 4.750%,  2/15/2031
a
14,862
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
64,000 4.750%,  1/15/2029
a
57,713
10,000 6.625%,  7/15/2030
a
9,763
Edgewell Personal Care Company
45,000 5.500%,  6/1/2028
a
41,569
Embecta Corporation
20,000 6.750%,  2/15/2030
a
16,350
Encompass Health Corporation
68,000 4.500%,  2/1/2028 61,956
Energizer Holdings, Inc.
15,000 4.750%,  6/15/2028
a
12,955
40,000 4.375%,  3/31/2029
a
33,382
Envista Holdings Corporation,
Convertible
4,000 1.750%,  8/15/2028 3,684
Fortrea Holdings, Inc.
14,000 7.500%,  7/1/2030
a
13,622
Grifols SA
47,000 4.750%,  10/15/2028
a,b
40,073
HLF Financing SARL, LLC/
Herbalife International, Inc.
73,000 4.875%,  6/1/2029
a
51,830
Integer Holdings Corporation,
Convertible
30,000 2.125%,  2/15/2028
a
32,595
Jazz Investments I, Ltd.,
Convertible
36,000 2.000%,  6/15/2026 36,653
Jazz Securities DAC
31,000 4.375%,  1/15/2029
a
27,028
Legacy LifePoint Health, LLC
20,000 4.375%,  2/15/2027
a
17,200
LifePoint Health, Inc.
20,000 11.000%,  10/15/2030
a
20,000
ModivCare Escrow Issuer, Inc.
17,000 5.000%,  10/1/2029
a
12,198
ModivCare, Inc.
13,000 5.875%,  11/15/2025
a
12,357
Mozart Debt Merger Sub, Inc.
41,000 3.875%,  4/1/2029
a
34,662
41,000 5.250%,  10/1/2029
a,b
35,436
Organon & Company/Organon
Foreign Debt Co-Issuer BV
48,000 4.125%,  4/30/2028
a
41,708
28,000 5.125%,  4/30/2031
a
22,438
Owens & Minor, Inc.
45,000 6.625%,  4/1/2030
a,b
39,941
Perrigo Finance Unlimited
Company
49,000 4.375%,  3/15/2026 45,816
Principal
Amount Long-Term Fixed Income (73.3%) Value
Consumer Non-Cyclical (3.7%) - continued
Post Holdings, Inc.
$ 46,000 4.500%,  9/15/2031
a
$ 38,286
Post Holdings, Inc., Convertible
19,000 2.500%,  8/15/2027 18,839
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
20,000 9.750%,  12/1/2026
a
19,362
Scotts Miracle-Gro Company
19,000 4.500%,  10/15/2029 15,533
SEG Holding, LLC
100,000 5.625%,  10/15/2028
a
100,250
Simmons Foods, Inc.
39,000 4.625%,  3/1/2029
a
31,993
Spectrum Brands, Inc.
45,000 5.000%,  10/1/2029
a
40,775
10,000 5.500%,  7/15/2030
a
9,067
Star Parent, Inc.
32,000 9.000%,  10/1/2030
a
32,336
Teleflex, Inc.
61,000 4.250%,  6/1/2028
a
54,568
Tenet Healthcare Corporation
123,000 5.125%,  11/1/2027 114,468
62,000 6.125%,  10/1/2028
b
58,203
Teva Pharmaceutical Finance
Netherlands III BV
36,000 3.150%,  10/1/2026 32,086
Topgolf Callaway Brands
Corporation, Convertible
7,000 2.750%,  5/1/2026 7,263
TreeHouse Foods, Inc.
45,000 4.000%,  9/1/2028
b
36,506
Winnebago Industries, Inc.,
Convertible
16,000 1.500%,  4/1/2025 17,888
Total 1,972,205
Energy (5.5%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
12,000 5.375%,  6/15/2029
a
10,987
Antero Resources Corporation
19,000 5.375%,  3/1/2030
a
17,493
Archrock Partners, LP/Archrock
Partners Finance Corporation
65,000 6.250%,  4/1/2028
a
60,517
Baytex Energy Corporation
34,000 8.500%,  4/30/2030
a
34,402
BP Capital Markets plc
164,000 4.875%,  3/22/2030
c,d
146,521
Buckeye Partners, LP
65,000 3.950%,  12/1/2026 58,369
Callon Petroleum Company
26,000 7.500%,  6/15/2030
a
25,209
Chesapeake Energy Corporation
26,000 6.750%,  4/15/2029
a
25,444
Chord Energy Corporation
26,000 6.375%,  6/1/2026
a
25,494
Civitas Resources, Inc.
15,000 8.375%,  7/1/2028
a
15,262
22,000 8.750%,  7/1/2031
a
22,472

Multidimensional Income Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.3%) Value
Energy (5.5%) - continued
CNX Resources Corporation
$ 20,000 6.000%,  1/15/2029
a
$ 18,689
CNX Resources Corporation,
Convertible
25,000 2.250%,  5/1/2026 45,200
Comstock Resources, Inc.
20,000 6.750%,  3/1/2029
a
18,398
14,000 5.875%,  1/15/2030
a
12,119
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
41,000 5.500%,  6/15/2031
a
36,340
Crescent Energy Finance, LLC
37,000 9.250%,  2/15/2028
a
37,775
CrownRock, LP/CrownRock
Finance, Inc.
31,000 5.625%,  10/15/2025
a
30,502
Diamond Foreign Asset Company/
Diamond Finance, LLC
13,000 8.500%,  10/1/2030
a
13,002
DT Midstream, Inc.
26,000 4.125%,  6/15/2029
a,b
22,491
10,000 4.375%,  6/15/2031
a
8,409
Enbridge, Inc.
110,000 7.375%,  1/15/2083
c
104,607
115,000 7.625%,  1/15/2083
c
109,809
Enerflex, Ltd.
32,000 9.000%,  10/15/2027
a
31,600
Energy Transfer, LP
135,000 6.750%,  5/15/2025
c,d
124,761
EnLink Midstream Partners, LP
52,000 4.850%,  7/15/2026 48,956
Enterprise Products Operating,
LLC
37,000
8.619%,  (TSFR3M +
3.248%), 8/16/2077
c
36,550
EQM Midstream Partners, LP
93,000 4.750%,  1/15/2031
a
80,049
EQT Corporation, Convertible
14,000 1.750%,  5/1/2026 38,858
Ferrellgas, LP/Ferrellgas Finance
Corporation
39,000 5.375%,  4/1/2026
a
36,554
Genesis Energy LP/Genesis
Energy Finance Corporation
51,000 8.875%,  4/15/2030 49,796
Harvest Midstream, LP
64,000 7.500%,  9/1/2028
a
61,864
Hess Midstream Operations, LP
31,000 5.625%,  2/15/2026
a
29,954
Hilcorp Energy I, LP/Hilcorp
Finance Company
40,000 5.750%,  2/1/2029
a
36,120
46,000 6.250%,  4/15/2032
a
40,901
Howard Midstream Energy
Partners, LLC
54,000 6.750%,  1/15/2027
a
51,300
ITT Holdings, LLC
55,000 6.500%,  8/1/2029
a
46,619
Laredo Petroleum, Inc.
59,000 7.750%,  7/31/2029
a
54,889
MEG Energy Corporation
44,000 5.875%,  2/1/2029
a
41,091
Murphy Oil Corporation
35,000 5.875%,  12/1/2027 33,964
Principal
Amount Long-Term Fixed Income (73.3%) Value
Energy (5.5%) - continued
Nabors Industries, Ltd.
$ 85,000 7.250%,  1/15/2026
a
$ 82,131
Noble Finance II, LLC
36,000 8.000%,  4/15/2030
a
36,471
Northern Oil and Gas, Inc.
34,000 8.750%,  6/15/2031
a
34,255
Northern Oil and Gas, Inc.,
Convertible
20,000 3.625%,  4/15/2029
a
24,706
Northriver Midstream Finance, LP
17,000 5.625%,  2/15/2026
a
16,200
NuStar Logistics, LP
28,000 5.750%,  10/1/2025 27,230
PBF Holding Company, LLC/PBF
Finance Corporation
25,000 6.000%,  2/15/2028 23,579
Permian Resources Operating,
LLC
29,000 7.000%,  1/15/2032
a
28,600
Permian Resources Operating,
LLC, Convertible
8,000 3.250%,  4/1/2028 18,885
Pioneer Natural Resources
Company, Convertible
7,000 0.250%,  5/15/2025 17,146
Plains All American Pipeline, LP
60,000
9.736%,  (TSFR3M +
4.372%), 11/2/2023
b,c,d
56,619
Precision Drilling Corporation
50,000 6.875%,  1/15/2029
a
47,360
Range Resources Corporation
28,000 4.750%,  2/15/2030
a
24,850
Rockcliff Energy II, LLC
36,000 5.500%,  10/15/2029
a
32,399
Rockies Express Pipeline, LLC
10,000 4.950%,  7/15/2029
a
8,907
SM Energy Company
18,000 6.625%,  1/15/2027 17,640
20,000 6.500%,  7/15/2028 19,200
Southwestern Energy Company
27,000 5.375%,  3/15/2030 24,598
25,000 4.750%,  2/1/2032 21,457
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
10,000 5.875%,  3/1/2027 9,550
Sunoco, LP/Sunoco Finance
Corporation
10,000 5.875%,  3/15/2028 9,593
35,000 4.500%,  4/30/2030 30,309
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
58,000 5.500%,  1/15/2028
a
52,780
Teine Energy, Ltd.
30,000 6.875%,  4/15/2029
a
27,525
TransCanada Trust
165,000 5.300%,  3/15/2077
c
141,849
Transocean, Inc.
45,000 11.500%,  1/30/2027
a
47,194
USA Compression Partners, LP/
USA Compression Finance
Corporation
55,000 6.875%,  4/1/2026 53,875

Multidimensional Income Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.3%) Value
Energy (5.5%) - continued
Valaris, Ltd.
$ 33,000 8.375%,  4/30/2030
a
$ 33,025
Venture Global Calcasieu Pass,
LLC
80,000 3.875%,  8/15/2029
a
67,318
25,000 4.125%,  8/15/2031
a
20,516
Venture Global LNG, Inc.
70,000 8.375%,  6/1/2031
a
68,814
Weatherford International, Ltd.
51,000 8.625%,  4/30/2030
a
51,390
Total 2,919,308
Financials (13.9%)
Acrisure, LLC/Acrisure Finance,
Inc.
11,000 6.000%,  8/1/2029
a
9,244
AerCap Holdings NV
90,000 5.875%,  10/10/2079
b,c
87,522
Air Lease Corporation
98,000 4.650%,  6/15/2026
c,d
86,303
Aircastle, Ltd.
135,000 5.250%,  6/15/2026
a,c,d
106,157
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
26,000 6.750%,  10/15/2027
a
24,180
Ally Financial, Inc.
226,000 4.700%,  5/15/2026
c,d
155,090
9,000 6.700%,  2/14/2033 7,813
American Express Company
110,000 3.550%,  9/15/2026
c,d
87,339
AmWINS Group, Inc.
34,000 4.875%,  6/30/2029
a
29,792
Arbor Realty Trust, Inc.,
Convertible
11,000 7.500%,  8/1/2025
a
11,062
Ares Capital Corporation,
Convertible
15,000 4.625%,  3/1/2024 15,216
BAC Capital Trust XIV
90,000
6.071%,  (TSFR3M +
0.662%), 10/18/2023
c,d
69,570
Bank of America Corporation
244,000 6.250%,  9/5/2024
c,d
240,055
110,000 6.100%,  3/17/2025
c,d
107,716
60,000 6.300%,  3/10/2026
c,d
58,865
145,000 6.125%,  4/27/2027
c,d
138,928
Bank of Nova Scotia
69,000 4.900%,  6/4/2025
c,d
63,108
Blackstone Mortgage Trust, Inc.,
Convertible
6,000 5.500%,  3/15/2027 5,336
Bread Financial Holdings, Inc.,
Convertible
2,000 4.250%,  6/15/2028
a
2,156
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
11,000 4.500%,  4/1/2027
a
9,167
Capital One Financial Corporation
50,000 3.950%,  9/1/2026
c,d
37,529
Castlelake Aviation Finance DAC
17,000 5.000%,  4/15/2027
a
15,527
Principal
Amount Long-Term Fixed Income (73.3%) Value
Financials (13.9%) - continued
Charles Schwab Corporation
$ 191,000 5.375%,  6/1/2025
c,d
$ 183,499
101,000 4.000%,  6/1/2026
c,d
84,356
15,000 5.000%,  6/1/2027
c,d
12,536
160,000 4.000%,  12/1/2030
c,d
112,891
Citigroup, Inc.
100,000
9.699%,  (TSFR3M +
4.330%), 10/30/2023
c,d
99,809
30,000 5.000%,  9/12/2024
c,d
28,370
85,000 4.000%,  12/10/2025
c,d
74,354
195,000 3.875%,  2/18/2026
c,d
166,402
65,000 4.150%,  11/15/2026
c,d
52,025
56,000 7.375%,  5/15/2028
b,c,d
54,338
99,000 7.625%,  11/15/2028
c,d
96,585
Citizens Financial Group, Inc.
110,000 4.000%,  10/6/2026
c,d
81,525
Coinbase Global, Inc., Convertible
45,000 0.500%,  6/1/2026 33,777
Comerica, Inc.
22,000 5.625%,  7/1/2025
b,c,d
20,158
Corebridge Financial, Inc.
87,000 6.875%,  12/15/2052
c
83,345
Corporate Office Properties, LP,
Convertible
4,000 5.250%,  9/15/2028
a
4,006
Credit Acceptance Corporation
65,000 5.125%,  12/31/2024
a
63,308
Credit Agricole SA
44,000 8.125%,  12/23/2025
a,c,d
43,680
Credit Suisse Group AG
55,000 7.500%,  12/11/2023
*,c,d,e
5,225
55,000 7.250%,  9/12/2025
a,c,d,e
5,225
Dai-ichi Life Insurance Company,
Ltd.
135,000 5.100%,  10/28/2024
a,c,d
132,359
Drawbridge Special Opportunities
Fund, LP
61,000 3.875%,  2/15/2026
a
54,273
Enact Holdings, Inc.
31,000 6.500%,  8/15/2025
a
30,532
Encore Capital Group, Inc.,
Convertible
14,000 4.000%,  3/15/2029
a
13,411
Fifth Third Bancorp
105,000 4.500%,  9/30/2025
c,d
94,036
Fortress Transportation and
Infrastructure Investors, LLC
32,000 6.500%,  10/1/2025
a
31,451
35,000 9.750%,  8/1/2027
a
36,202
Freedom Mortgage Corporation
13,000 12.000%,  10/1/2028
a
13,219
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
59,000 3.750%,  12/15/2027
a
45,680
Goldman Sachs Group, Inc.
80,000 5.500%,  8/10/2024
b,c,d
77,978
80,000 3.650%,  8/10/2026
c,d
64,486
130,000 4.125%,  11/10/2026
c,d
106,331
Hartford Financial Services Group,
Inc.
120,000
7.751%,  (TSFR3M +
2.387%), 2/12/2047
a,c
102,014

Multidimensional Income Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.3%) Value
Financials (13.9%) - continued
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
$ 1,000 Zero Coupon,  5/1/2025
a
$ 965
11,000 3.750%,  8/15/2028
a
10,691
HSBC Holdings plc
46,000 6.375%,  3/30/2025
c,d
44,188
50,000 4.600%,  12/17/2030
c,d
37,784
HUB International, Ltd.
54,000 5.625%,  12/1/2029
a
47,021
Huntington Bancshares, Inc.
130,000 4.450%,  10/15/2027
c,d
105,154
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
32,000 6.375%,  12/15/2025 30,440
35,000 5.250%,  5/15/2027 30,764
J.P. Morgan Chase & Company
25,000
8.934%,  (TSFR3M +
3.562%), 11/1/2023
c,d
25,085
200,000 5.000%,  8/1/2024
c,d
193,314
100,000 4.600%,  2/1/2025
c,d
93,549
100,000 3.650%,  6/1/2026
c,d
87,284
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
16,000 5.000%,  8/15/2028
a
13,472
Lincoln National Corporation
100,000
7.996%,  (LIBOR 3M +
2.358%), 11/17/2023
c
69,569
LPL Holdings, Inc.
45,000 4.000%,  3/15/2029
a
39,234
M&T Bank Corporation
229,000 3.500%,  9/1/2026
c,d
161,042
MetLife, Inc.
140,000 3.850%,  9/15/2025
c,d
129,512
85,000 5.875%,  3/15/2028
c,d
79,838
116,000 6.400%,  12/15/2036 113,346
Molina Healthcare, Inc.
41,000 4.375%,  6/15/2028
a
36,738
MPT Operating Partnership, LP/
MPT Finance Corporation
35,000 4.625%,  8/1/2029 24,789
Nationstar Mortgage Holdings,
Inc.
41,000 6.000%,  1/15/2027
a
38,742
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
50,000 4.500%,  9/30/2028
a
37,979
NFP Corporation
20,000 6.875%,  8/15/2028
a
17,134
Nippon Life Insurance Company
260,000 5.100%,  10/16/2044
a,c
255,126
OneMain Finance Corporation
70,000 6.875%,  3/15/2025 69,445
54,000 3.875%,  9/15/2028 43,343
Park Intermediate Holdings, LLC
21,000 4.875%,  5/15/2029
a
17,765
Pebblebrook Hotel Trust,
Convertible
48,000 1.750%,  12/15/2026 39,811
PNC Financial Services Group,
Inc.
110,000 3.400%,  9/15/2026
c,d
81,375
116,000 6.200%,  9/15/2027
b,c,d
106,605
112,000 6.250%,  3/15/2030
c,d
96,008
Principal
Amount Long-Term Fixed Income (73.3%) Value
Financials (13.9%) - continued
PRA Group, Inc.
$ 30,000 7.375%,  9/1/2025
a
$ 29,213
25,000 8.375%,  2/1/2028
a
22,750
Provident Financing Trust I
30,000 7.405%,  3/15/2038 29,589
Prudential Financial, Inc.
84,000 6.750%,  3/1/2053
c
81,220
140,000 5.200%,  3/15/2044
b,c
136,973
25,000 3.700%,  10/1/2050
c
20,332
QBE Insurance Group, Ltd.
44,000 5.875%,  5/12/2025
a,c,d
41,824
Radian Group, Inc.
45,000 4.875%,  3/15/2027 42,047
Redwood Trust, Inc., Convertible
2,000 7.750%,  6/15/2027 1,789
Regions Financial Corporation
79,000 5.750%,  6/15/2025
b,c,d
74,954
RLJ Lodging Trust, LP
20,000 3.750%,  7/1/2026
a
18,088
38,000 4.000%,  9/15/2029
a
31,120
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
45,000 3.625%,  3/1/2029
a
37,203
Service Properties Trust
23,000 4.650%,  3/15/2024 22,686
12,000 4.350%,  10/1/2024 11,512
35,000 7.500%,  9/15/2025 34,385
20,000 5.500%,  12/15/2027 17,093
SLM Corporation
10,000 4.200%,  10/29/2025 9,357
Standard Chartered plc
45,000 6.000%,  7/26/2025
a,b,c,d
42,736
Starwood Property Trust, Inc.,
Convertible
18,000 6.750%,  7/15/2027 18,441
Sumitomo Life Insurance Company
175,000 3.375%,  4/15/2081
a,c
145,440
Summit Hotel Properties, Inc.,
Convertible
16,000 1.500%,  2/15/2026 13,440
Synchrony Financial
9,000 7.250%,  2/2/2033 7,943
Toronto-Dominion Bank
60,000 8.125%,  10/31/2082
c
59,691
Truist Financial Corporation
175,000 5.100%,  3/1/2030
c,d
149,618
UBS Group AG
100,000 4.875%,  2/12/2027
a,c,d
83,721
United Wholesale Mortgage, LLC
12,000 5.500%,  11/15/2025
a
11,414
33,000 5.500%,  4/15/2029
a
27,885
USB Realty Corporation
85,000
6.717%,  (TSFR3M +
1.409%), 1/15/2027
a,c,d
61,830
USI, Inc./NY
16,000 6.875%,  5/1/2025
a
15,877
Ventas Realty, LP, Convertible
26,000 3.750%,  6/1/2026
a
25,337
Wells Fargo & Company
180,000 3.900%,  3/15/2026
c,d
157,203
100,000
6.070%,  (TSFR3M +
0.762%), 1/15/2027
c
94,786
102,000 7.625%,  9/15/2028
c,d
102,833

Multidimensional Income Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.3%) Value
Financials (13.9%) - continued
Welltower OP, LLC, Convertible
$ 38,000 2.750%,  5/15/2028
a
$ 38,780
XHR, LP
20,000 6.375%,  8/15/2025
a,b
19,636
23,000 4.875%,  6/1/2029
a
19,550
Total 7,410,469
Mortgage-Backed Securities (11.2%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
15,347 5.000%,  7/1/2053 14,527
695,352 5.500%,  7/1/2053 674,670
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,079,950 5.000%,  3/1/2053 2,907,307
923,996 4.500%,  9/1/2053 849,363
1,575,000 4.500%,  10/1/2048
f
1,446,047
50,000 5.000%,  10/1/2048
f
47,172
Total 5,939,086
Technology (2.6%)
Akamai Technologies, Inc.,
Convertible
23,000 0.125%,  5/1/2025 27,126
17,000 0.375%,  9/1/2027 17,706
17,000 1.125%,  2/15/2029
a
17,145
AthenaHealth Group, Inc.
56,000 6.500%,  2/15/2030
a
46,844
Block, Inc., Convertible
7,000 0.125%,  3/1/2025 6,496
26,000 0.250%,  11/1/2027 19,516
Cloud Software Group, Inc.
42,000 6.500%,  3/31/2029
a
37,142
14,000 9.000%,  9/30/2029
a
12,166
CommScope Technologies, LLC
18,000 6.000%,  6/15/2025
a
17,135
CommScope, Inc.
70,000 7.125%,  7/1/2028
a
41,882
CSG Systems International, Inc.,
Convertible
9,000 3.875%,  9/15/2028
a
8,758
Euronet Worldwide, Inc.,
Convertible
11,000 0.750%,  3/15/2049 10,106
Gartner, Inc.
45,000 3.625%,  6/15/2029
a
38,496
50,000 3.750%,  10/1/2030
a
41,960
II-VI, Inc.
16,000 5.000%,  12/15/2029
a,b
13,873
InterDigital, Inc., Convertible
34,000 3.500%,  6/1/2027 40,015
Iron Mountain, Inc.
20,000 4.875%,  9/15/2027
a
18,447
50,000 5.000%,  7/15/2028
a
45,478
45,000 4.875%,  9/15/2029
a
39,440
13,000 5.250%,  7/15/2030
a
11,357
50,000 4.500%,  2/15/2031
a
41,123
Lumentum Holdings, Inc.,
Convertible
28,000 0.250%,  3/15/2024 27,720
37,000 0.500%,  6/15/2028
b
26,873
Principal
Amount Long-Term Fixed Income (73.3%) Value
Technology (2.6%) - continued
Microchip Technology, Inc.,
Convertible
$ 40,000 0.125%,  11/15/2024 $ 42,000
NCR Corporation
50,000 6.125%,  9/1/2029
a
51,276
ON Semiconductor Corporation,
Convertible
36,000 Zero Coupon,  5/1/2027 64,800
Open Text Corporation
90,000 4.125%,  2/15/2030
a
75,294
Progress Software Corporation,
Convertible
12,000 1.000%,  4/15/2026 12,348
PTC, Inc.
10,000 3.625%,  2/15/2025
a
9,610
40,000 4.000%,  2/15/2028
a
35,850
Rackspace Technology Global,
Inc.
65,000 5.375%,  12/1/2028
a
21,797
RingCentral, Inc.
32,000 8.500%,  8/15/2030
a
30,912
Seagate HDD Cayman
20,000 8.500%,  7/15/2031
a,b
20,516
55,550 9.625%,  12/1/2032
a
59,857
Semtech Corporation, Convertible
13,000 1.625%,  11/1/2027
a
12,149
Sensata Technologies, Inc.
47,000 3.750%,  2/15/2031
a
38,038
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
10,000 4.625%,  11/1/2026
a
9,429
SS&C Technologies, Inc.
141,000 5.500%,  9/30/2027
a
133,053
Verint Systems, Inc., Convertible
19,000 0.250%,  4/15/2026 16,221
Viavi Solutions, Inc.
38,000 3.750%,  10/1/2029
a
30,890
Viavi Solutions, Inc., Convertible
14,000 1.625%,  3/15/2026
a
13,363
Vishay Intertechnology, Inc.,
Convertible
60,000 2.250%,  9/15/2030
a
58,770
Ziff Davis, Inc., Convertible
31,000 1.750%,  11/1/2026 28,505
Total 1,371,482
Transportation (1.3%)
Air Transport Services Group, Inc.,
Convertible
61,000 3.875%,  8/15/2029
a
59,872
Allegiant Travel Company
37,000 7.250%,  8/15/2027
a
34,826
American Airlines Group, Inc.
13,000 3.750%,  3/1/2025
a
12,315
American Airlines, Inc.
75,000 11.750%,  7/15/2025
a
80,624
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
110,917 5.500%,  4/20/2026
a
108,328
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
20,000 5.375%,  3/1/2029
a
17,775

Multidimensional Income Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (73.3%) Value
Transportation (1.3%) - continued
Hawaiian Brand Intellectual
Property, Ltd.
$ 46,000 5.750%,  1/20/2026
a
$ 41,393
Hertz Corporation
34,000 4.625%,  12/1/2026
a
30,133
40,000 5.000%,  12/1/2029
a
31,317
JetBlue Airways Corporation,
Convertible
27,000 0.500%,  4/1/2026 20,874
Rand Parent, LLC
40,000 8.500%,  2/15/2030
a
37,004
Southwest Airlines Company,
Convertible
43,000 1.250%,  5/1/2025 42,678
United Airlines, Inc.
47,000 4.375%,  4/15/2026
a
43,465
38,000 4.625%,  4/15/2029
a
32,662
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
10,000 7.875%,  5/1/2027
a
8,613
50,000 6.375%,  2/1/2030
a
38,618
XPO Escrow Sub, LLC
48,000 7.500%,  11/15/2027
a
48,530
Total 689,027
U.S. Government & Agencies (16.3%)
U.S. Treasury Bonds
1,200,000 3.875%,  2/15/2043 1,044,375
U.S. Treasury Notes
1,200,000 4.750%,  7/31/2025 1,192,031
3,890,000 1.250%,  12/31/2026 3,484,589
2,955,000 1.375%,  11/15/2031 2,316,212
650,000 4.125%,  11/15/2032 626,895
Total 8,664,102
Utilities (2.8%)
Algonquin Power & Utilities
Corporation
65,000 4.750%,  1/18/2082
c
52,975
Alliant Energy Corporation,
Convertible
18,000 3.875%,  3/15/2026
a
17,388
American Water Capital
Corporation, Convertible
23,000 3.625%,  6/15/2026
a
22,167
Calpine Corporation
38,000 4.500%,  2/15/2028
a
34,247
CenterPoint Energy, Inc.,
Convertible
9,000 4.250%,  8/15/2026
a
8,779
CMS Energy Corporation,
Convertible
22,000 3.375%,  5/1/2028
a,b
20,625
Dominion Energy, Inc.
150,000 4.350%,  1/15/2027
c,d
129,512
Duke Energy Corporation
123,000 3.250%,  1/15/2082
c
90,620
45,000 4.875%,  9/16/2024
c,d
43,798
Duke Energy Corporation,
Convertible
55,000 4.125%,  4/15/2026
a
53,377
Edison International
210,000 5.000%,  12/15/2026
c,d
179,482
Principal
Amount Long-Term Fixed Income (73.3%) Value
Utilities (2.8%) - continued
FirstEnergy Corporation,
Convertible
$ 32,000 4.000%,  5/1/2026
a
$ 30,800
NextEra Energy Capital Holdings,
Inc.
85,000 3.800%,  3/15/2082
c
71,953
NextEra Energy Operating
Partners, LP
100,000 3.875%,  10/15/2026
a
90,542
NextEra Energy Partners, LP,
Convertible
8,000 Zero Coupon,  6/15/2024
a
7,588
33,000 Zero Coupon,  11/15/2025
a
27,555
NRG Energy, Inc.
86,000 10.250%,  3/15/2028
a,c,d
84,229
15,000 3.375%,  2/15/2029
a
12,141
20,000 5.250%,  6/15/2029
a
17,655
NRG Energy, Inc., Convertible
39,000 2.750%,  6/1/2048 41,262
PG&E Corporation
47,000 5.000%,  7/1/2028
b
42,572
PPL Capital Funding, Inc.,
Convertible
28,000 2.875%,  3/15/2028
a
25,480
Sempra
115,000 4.125%,  4/1/2052
c
93,021
44,000 4.875%,  10/15/2025
c,d
41,689
Southern Company
90,000 3.750%,  9/15/2051
c
78,498
Southern Company, Convertible
54,000 3.875%,  12/15/2025
a
52,488
TerraForm Power Operating, LLC
60,000 5.000%,  1/31/2028
a
54,450
Vistra Operations Company, LLC
55,000 5.000%,  7/31/2027
a
50,566
Total 1,475,459
Total Long-Term Fixed Income
(cost $43,099,373) 38,918,971
Shares
Registered Investment
Companies ( 16.1% ) Value
U.S. Affiliated  (7.2%)
515,949 Thrivent Core Emerging Markets
Debt Fund 3,823,179
Total 3,823,179
U.S. Unaffiliated  (8.9%)
64,600 Aberdeen Asia-Pacific Income
Fund, Inc. 158,270
20,725 AllianceBernstein Global High
Income Fund, Inc. 201,032
30,727 Allspring Income Opportunities
Fund 187,435
3,233 Barings Global Short Duration
High Yield Fund 41,059
5,938 BlackRock Core Bond Trust 59,024
22,740 BlackRock Corporate High Yield
Fund, Inc. 196,246
19,578 BlackRock Credit Allocation
Income Trust 189,515
3,250 BlackRock Debt Strategies Fund,
Inc. 33,377

Multidimensional Income Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (16.1%) Value
U.S. Unaffiliated  (8.9%)- continued
20,273 BlackRock Enhanced Global
Dividend Trust $ 191,174
5,500 BlackRock Enhanced International
Dividend Trust 27,445
550 BlackRock Floating Rate Income
Strategies Fund, Inc. 6,941
2,966 BlackRock Income Trust, Inc. 33,753
9,418 BlackRock Multi-Sector Income
Trust 136,278
14,750 Blackstone Strategic Credit 2027
Term Fund 162,102
20,198 BNY Mellon High Yield Strategies
Fund 43,224
21,120 Eaton Vance Limited Duration
Income Fund 190,925
1,383 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 10,193
18,496 First Trust High Income Long/Short
Fund 198,277
2,573 First Trust Senior Floating Rate
Income Fund II 25,730
6,581 Invesco Dynamic Credit
Opportunities Fund
g,h
69,270
4,000 iShares Preferred and Income
Securities ETF
b
120,600
10,994 New America High Income Fund,
Inc. 71,241
42,350 Nuveen Credit Strategies Income
Fund 214,291
10,698 Nuveen Floating Rate Income
Fund/Closed-End Fund 87,831
7,464 Nuveen Global High Income Fund 85,388
8,400 Nuveen Preferred Income
Opportunities Fund 53,172
4,500 Nuveen Quality Preferred Income
Fund II 27,765
17,725 PGIM Global High Yield Fund, Inc. 191,076
16,984 PGIM High Yield Bond Fund, Inc. 200,072
3,793 Pimco Dynamic Income Fund 65,543
2,055 SPDR Bloomberg High Yield Bond
ETF
b
185,772
2,080 Tri-Continental Corporation 55,307
9,400 Vanguard Short-Term Corporate
Bond ETF 706,410
5,200 Virtus Convertible & Income Fund 16,172
11,986 Virtus Dividend, Interest &
Premium Strategy Fund 135,801
1,575 Virtus Equity & Convertible Income
Fund 31,327
3,102 Voya Asia Pacific High Dividend
Equity Income Fund 17,961
25,850 Voya Global Equity Dividend &
Premium Opportunity Fund 126,665
47,693 Western Asset High Income
Opportunity Fund, Inc. 173,603
Total 4,727,267
Total Registered Investment
Companies (cost $10,658,669) 8,550,446
Shares Preferred Stock ( 5.4% ) Value
Communications Services (0.6%)
12,075 AT&T, Inc., 4.750%
d
231,598
193 Paramount Global, Convertible,
5.750% 3,426
Shares Preferred Stock (5.4%) Value
Communications Services (0.6%) - continued
6,000 Telephone and Data Systems, Inc.,
6.000%
d
$ 81,900
Total 316,924
Energy (0.2%)
5,285 Crestwood Equity Partners, LP,
9.250%
d
51,317
525 Energy Transfer, LP, 7.600%
c,d
12,826
1,415 Nustar Logistics, LP, 12.304%
c
36,380
60 UGI Corporation, Convertible,
7.250% 3,428
Total 103,951
Financials (4.0%)
3,925 Aegon Funding Corporation II,
5.100% 77,950
3,500 Allstate Corporation, 5.100%
d
68,390
4,000 American International Group, Inc.
5.850%
d
93,120
825 Apollo Global Management, Inc.,
Convertible, 6.750%
h
45,457
14,150 Bank of America Corporation,
4.250%
b,d
241,257
41 Bank of America Corporation,
Convertible, 7.250%
d
45,601
5,300 Capital One Financial Corporation,
5.000%
d
99,216
3,600 Equitable Holdings, Inc., 5.250%
d
70,920
60 First Horizon Bank, 6.393%
*,c,d
39,820
3,000 First Horizon Corporation, 6.500%
d
62,700
7,200 J.P. Morgan Chase & Company,
4.200%
d
130,320
5,925 J.P. Morgan Chase & Company,
4.750%
d
121,403
6,750 KeyCorp, 6.200%
c,d
133,245
5,875 Morgan Stanley, 4.250%
d
100,169
4,000 Morgan Stanley, 5.850%
c,d
92,920
2,800 Morgan Stanley, 7.125%
c,d
71,848
5,500 Public Storage Operating
Company, 3.950%
d
91,795
4,950 Public Storage Operating
Company, 4.125%
d
88,952
850 Public Storage Operating
Company, 4.625%
d
16,745
225 Public Storage Operating
Company, 4.700%
d
4,403
1,450 Regions Financial Corporation,
5.700%
c,d
28,420
250 Synovus Financial Corporation,
5.875%
c,d
5,383
5,900 U.S. Bancorp, 4.000%
d
94,459
6,750 Wells Fargo & Company, 4.250%
d
112,658
4,500 Wells Fargo & Company, 4.750%
d
83,610
90 Wells Fargo & Company,
Convertible, 7.500%
d
100,350
Total 2,121,111
Utilities (0.6%)
522 AES Corporation, Convertible,
6.875% 31,842
7,500 CMS Energy Corporation, 4.200%
d
148,650
876 NextEra Energy, Inc., Convertible,
6.926%
b
33,139
114 NiSource, Inc., Convertible,
7.750% 11,109

Multidimensional Income Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (5.4%) Value
Utilities (0.6%) - continued
4,400 Southern Company, 4.950% $ 92,620
Total 317,360
Total Preferred Stock
(cost $3,656,153) 2,859,346
Shares
Collateral Held for Securities
Loaned ( 3.4% ) Value
1,802,815 Thrivent Cash Management Trust 1,802,815
Total Collateral Held for
Securities Loaned
(cost $1,802,815) 1,802,815
Shares Common Stock ( 0.4% ) Value
Communications Services (<0.1%)
21 Windstream Services, LLC
h
199
Total 199
Consumer Discretionary (0.1%)
409 Bloomin' Brands, Inc. 10,057
7 Booking Holdings, Inc.
h
21,588
Total 31,645
Energy (0.1%)
67 EQT Corporation 2,719
597 Permian Resources Corporation 8,334
174 Pioneer Natural Resources
Company 39,942
Total 50,995
Financials (0.2%)
1,200 AGNC Investment Corporation 11,328
662 Annaly Capital Management, Inc. 12,452
1,200 Apollo Commercial Real Estate
Finance, Inc. 12,156
32 Bank of America Corporation 876
700 BlackRock TCP Capital
Corporation 8,218
107 Blackstone Mortgage Trust, Inc. 2,327
1,900 Chimera Investment Corporation 10,374
116 Encore Capital Group, Inc.
h
5,540
334 FS KKR Capital Corporation 6,577
541 Golub Capital BDC, Inc. 7,937
351 New York Community Bancorp,
Inc. 3,980
2,050 Rithm Capital Corporation 19,045
27 Wells Fargo & Company 1,103
Total 101,913
Industrials (<0.1%)
38 Chart Industries, Inc.
h
6,427
175 Uber Technologies, Inc.
h
8,048
Total 14,475
Information Technology (<0.1%)
74 Western Digital Corporation
h
3,377
Total 3,377
Materials (<0.1%)
80 Allegheny Technologies, Inc.
h
3,292
Total 3,292
Shares Common Stock (0.4%) Value
Real Estate (<0.1%)
84 Kite Realty Group Trust $ 1,799
Total 1,799
Utilities (<0.1%)
297 NiSource, Inc. 7,330
Total 7,330
Total Common Stock
(cost $196,769) 215,025
Shares or
Principal
Amount Short-Term Investments ( 6.8% ) Value
Thrivent Core Short-Term Reserve
Fund
347,606 5.650% 3,476,058
U.S. Treasury Bills
100,000 5.254%, 10/19/2023
i,j
99,750
Total Short-Term Investments
(cost $3,575,778) 3,575,808
Total Investments (cost
$62,989,557) 105.4% $55,922,411
Other Assets and Liabilities, Net
(5.4%) (2,852,262)
Total Net Assets 100.0% $53,070,149
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 29,
2023, the value of these investments was $13,371,136 or
25.2% of total net assets.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as of
September 29, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
e Defaulted security.  Interest is not being accrued.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
h Non-income producing security.
i The interest rate shown reflects the yield.
j All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Multidimensional Income Fund as of September 29, 2023
was $45,045 or 0.08% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 29, 2023.

Multidimensional Income Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 3/8/2017 $ 59,376
First Horizon Bank, 6.393%,
3/5/2019 6/21/2017 46,020
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Fund as of September 29, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 1,406,892
Common Stock 337,594
Total lending $1,744,486
Gross amount payable upon return of
collateral for securities loaned $1,802,815
Net amounts due to counterparty $58,329
Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month
TSFR3M - CME Term SOFR 3 Month

Multidimensional Income Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Multidimensional Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 993,876 – 993,876 –
Capital Goods 2,066,345 – 2,066,345 –
Collateralized Mortgage Obligations 41,393 – 41,393 –
Communications Services 2,250,104 – 2,250,104 –
Consumer Cyclical 3,126,115 – 3,126,115 –
Consumer Non-Cyclical 1,972,205 – 1,972,205 –
Energy 2,919,308 – 2,919,308 –
Financials 7,410,469 – 7,410,469 –
Mortgage-Backed Securities 5,939,086 – 5,939,086 –
Technology 1,371,482 – 1,371,482 –
Transportation 689,027 – 689,027 –
U.S. Government & Agencies 8,664,102 – 8,664,102 –
Utilities 1,475,459 – 1,475,459 –
Registered Investment Companies
U.S. Unaffiliated 4,727,267 4,657,997 – 69,270
Preferred Stock
Communications Services 316,924 316,924 – –
Energy 103,951 103,951 – –
Financials 2,121,111 2,081,291 39,820 –
Utilities 317,360 317,360 – –
Common Stock
Communications Services 199 – 199 –
Consumer Discretionary 31,645 31,645 – –
Energy 50,995 50,995 – –
Financials 101,913 101,913 – –
Industrials 14,475 14,475 – –
Information Technology 3,377 3,377 – –
Materials 3,292 3,292 – –
Real Estate 1,799 1,799 – –
Utilities 7,330 7,330 – –
Short-Term Investments 99,750 – 99,750 –
Subtotal Investments in Securities $46,820,359 $7,692,349 $39,058,740 $69,270
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 3,823,179
Affiliated Short-Term Investments 3,476,058
Collateral Held for Securities Loaned 1,802,815
Subtotal Other Investments $9,102,052
Total Investments at Value $55,922,411
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 29, 2023, in valuing Multidimensional Income Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Credit Default Swaps 800 – 800 –
Total Asset Derivatives $800 $– $800 $–

Multidimensional Income Fund
Schedule of Investments as of September 29, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Multidimensional Income Fund's swaps contracts held as of September 29, 2023. Investments totaling $99,750 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 41, 5 Year, at 5.00%, Quarterly Buy 12/20/2028 $ 1,235,000 $ – $ 800 $ 800
Total Credit Default Swaps $– $800 $800
1 As the buyer of protection, Multidimensional Income Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Multidimensional Income Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Multidimensional Income Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income
Fund, is as follows:
Fund
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
9/29/2023
Shares Held at
9/29/2023
% of Net
Assets
9/29/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $4,503 $289 $880 $3,823 516 7.2%
Total U.S. Affiliated Registered Investment
Companies 4,503 3,823 7.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% 3,702 25,841 26,067 3,476 348 6.6
Total Affiliated Short-Term Investments 3,702 3,476 6.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   991 16,134 15,322 1,803 1,803 3.4
Total Collateral Held for Securities Loaned 991 1,803 3.4
Total Value $9,196 $9,102
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2023
- 9/29/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($285) $196 $– $190
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.650% – – – 194
Total Income/Non Income Cash from Affiliated Investments $384
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 16
Total Affiliated Income from Securities Loaned, Net $16
Total ($285) $196 $–

Notes to Schedule of Investments
as of September 29, 2023
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange
cleared swap agreements are valued at the clearinghouse end
of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.
Forward foreign currency exchange contracts are marked-to-
market based upon foreign currency exchange rates provided
by the pricing service.  Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
The Board has chosen the Funds' investment Adviser as the
valuation designee, responsible for daily valuation of the Funds'
securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Funds'
valuation policies in accordance with Valuation Policies and
Procedures.  The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities: typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale
of securities and income and expenses are translated at the
exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency
contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do
not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Derivative Financial Instruments
— Each Fund may invest
in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.

Notes to Schedule of Investments
as of September 29, 2023
(unaudited)

Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use
derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such
agreement and comparing that amount to the value of any
collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— Each of the Funds may buy put and call options and
write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a
Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required.
In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-
the-counter options is partially mitigated by the Fund’s collateral

Notes to Schedule of Investments
as of September 29, 2023
(unaudited)

posting requirements. As the option increases in value to the
Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the nine months ended September 29, 2023, Diversified
Income Plus used options on mortgage backed securities to
generate income and/or to manage duration of the Fund.
Futures Contracts
— Each of the Funds may use futures
contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the
broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-
traded futures have no significant counterparty risk as the
exchange guarantees the contracts against default.
During the nine months ended September 29, 2023, Diversified
Income Plus used treasury futures to manage the duration and yield curve exposure of the respective Fund versus its benchmark.
During the nine months ended September 29, 2023, Diversified
Income Plus used equity futures to manage exposure to the
equities market.
During the nine months ended December 31, 2023, Diversified
Income Plus used foreign exchange futures to hedge the currency risk.
Swap Agreements
— Each of the Funds may enter into swap
transactions, which involve swapping one or more investment
characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of
Assets and Liabilities. If there is a default by the counterparty, the
Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap
agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing
service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.
As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap ("CDS") is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a
CDS transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection. The
Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through CDSs or through credit default swap indices ("CDX
Indices"). CDX Indices are static pools of equally weighted CDSs referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.

Notes to Schedule of Investments
as of September 29, 2023
(unaudited)

Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the nine months ended September 29, 2023, Diversified
Income Plus and Multidimensional Income used CDX Indexes
(comprised of CDSs) to help manage credit risk exposures within the Fund.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA doing business as Goldman Sachs Agency
Lending ("GSAL"). The Agreement authorizes GSAL to lend
securities to authorized borrowers on behalf of the Funds.
Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned
securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
Bank Loans (Leveraged Loans)
— Certain Funds may invest
in bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Fund may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may
settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Fund to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Fund may receive a commitment fee based
on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Fund may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.
Consent and amendment fees are accrued as income when the
changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be
unfunded. A Fund is obligated to fund these commitments at
the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of Investments and reflected as a
liability on the Statement of Assets and Liabilities.
Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.
As of September 29, 2023, the Funds have the following unfunded loan commitments:
Fund/Borrower
Unfunded Loan
Commitments
Thrivent Diversified Income Plus Fund
Bausch + Lomb Corporation, Term Loan 267,002
CMG Media Corporation, Term Loan 452,156
GTCR W Merger Sub, LLC, Term Loan 779,714
McGraw-Hill Education, Inc., Term Loan 468,181
Proampac PG Borrower, LLC, Term Loan 363,874
Star Parent, Inc., Term Loan 554,788
Total 2,885,715